Vanguard Tax-Exempt Bond Index Fund

Schedule of Investments (unaudited)
As of January 31, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (0.4%)
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/21	195	207
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/22 (Prere.)	165	182
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/22 (Prere.)	290	321
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/27	1,005	1,186
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/28	720	848
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/30	645	756
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	9/1/32	555	620
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/36	680	828
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	6/1/37	1,250	1,434
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/22 (Prere.)	390	431
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	100	103
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	715	800
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/25	450	530
Alabama Public School & College Authority
Revenue	5.000%	1/1/21	920	955
Alabama Public School & College Authority
Revenue	5.000%	1/1/26	3,140	3,691
Alabama Public School & College Authority
Revenue	5.000%	1/1/27	1,560	1,829
Auburn University Alabama General Fee
Revenue	5.000%	6/1/28	360	446
Auburn University Alabama General Fee
Revenue	4.000%	6/1/41	2,945	3,312
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	170	173
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	142
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/21 (Prere.)	1,460	1,515
Birmingham AL Water Works Board Water
Revenue	4.000%	1/1/36	250	282
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	1,890	2,265
Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/48	1,315	1,588
Jefferson County AL Board of Education GO	5.000%	2/1/46	2,165	2,591
Jefferson County AL Revenue	5.000%	9/15/33	500	609
Jefferson County AL Revenue	5.000%	9/15/34	250	304

Jefferson County AL Revenue	5.000%	9/15/35	250	303
				28,251
Alaska (0.0%)
Alaska Municipal Bond Bank Authority Revenue	5.000%	3/1/27	170	200
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	1,220	1,402
				1,602
Arizona (2.0%)
Arizona Board of Regents COP (Arizona State
University)	5.000%	9/1/23	1,515	1,729
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/22 (Prere.)	390	428
Arizona COP	5.000%	10/1/21	6,000	6,407
Arizona COP	5.000%	10/1/28	4,000	5,238
Arizona Lottery Revenue	5.000%	7/1/25	4,050	4,924
Arizona Lottery Revenue	5.000%	7/1/26	755	944
Arizona Lottery Revenue	5.000%	7/1/28	7,805	10,215
Arizona Lottery Revenue	5.000%	7/1/29	2,500	3,337
Arizona School Facilities Board COP	5.000%	9/1/20	455	466
Arizona School Facilities Board COP	5.000%	9/1/21	1,840	1,958
Arizona School Facilities Board COP	5.000%	9/1/23	1,025	1,172
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/20	3,000	3,051
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	1,000	1,098
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	215	245
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	515	586
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	585	688
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	335	394
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/23	2,250	2,559
Arizona Transportation Board Highway Revenue	5.000%	7/1/21 (Prere.)	1,040	1,100
Arizona Transportation Board Highway Revenue	5.000%	7/1/21 (Prere.)	150	159
Arizona Transportation Board Highway Revenue	5.000%	7/1/21	1,255	1,327
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	2,900	3,187
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	570	625
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	1,830	2,011
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	590	648
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	280	329
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	1,000	1,176
Arizona Transportation Board Highway Revenue	5.000%	7/1/29	1,005	1,179
Arizona Transportation Board Highway Revenue	5.000%	7/1/31	2,280	2,663
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	2,810	3,281
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (Prere.)	3,260	3,349
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22 (ETM)	720	799
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	525	603
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/24	525	623
Maricopa County AZ Community College District
GO	5.000%	7/1/21	225	238

Maricopa County AZ Community College District
GO	5.000%	7/1/23	100	114
Mesa AZ Utility System Revenue	4.000%	7/1/31	620	713
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	515	524
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.250%	7/1/20 (Prere.)	730	743
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/37	1,160	1,433
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/40	1,255	1,489
Phoenix AZ Civic Improvement Corp. Airport
Revenue	4.000%	7/1/44	5,000	5,747
Phoenix AZ Civic Improvement Corp. Airport
Revenue	3.000%	7/1/49	2,425	2,490
Phoenix AZ Civic Improvement Corp. Airport
Revenue	4.000%	7/1/49	1,500	1,711
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/49	5,500	6,837
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	1,210	1,230
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	4.000%	7/1/28	1,900	2,136
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	765	778
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	775	851
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	845	994
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.000%	7/1/29	2,365	2,641
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.750%	7/1/44	160	181
Phoenix AZ GO	4.000%	7/1/21	1,455	1,519
Phoenix AZ GO	4.000%	7/1/22	450	484
Phoenix AZ GO	4.000%	7/1/24	915	1,037
Phoenix AZ GO	4.000%	7/1/25	2,100	2,380
Phoenix AZ GO	5.000%	7/1/26	600	751
Phoenix AZ GO	5.000%	7/1/27	8,720	10,858
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/42	250	298
Phoenix AZ Industrial Development Authority
Lease Revenue (Rowan University)	5.250%	6/1/34	210	229
Pima County AZ Sewer Revenue	5.000%	7/1/24	220	259
Pinal County AZ Electric District Revenue	5.250%	7/1/21 (Prere.)	125	133
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/32	5,000	5,975
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/21	395	410
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/23	630	705
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/24	170	197
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	1,575	1,691

Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	285	369
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	395	424
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	720	788
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	6,715	7,350
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	2,225	2,647
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	975	1,230
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/36	20	24
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	6,190	7,585
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/41	2,400	2,846
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	1,700	2,013
				151,550
Arkansas (0.0%)
Arkansas GO	5.000%	6/15/21	375	396
Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	1,200	1,363
Springdale AR School District No. 50 GO	4.000%	6/1/33	395	419
				2,178
California (15.0%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	240	239
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5	5
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	2,250	2,695
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/35 (14)	315	215
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	2,240	2,677
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35 (4)	125	152
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	500	596
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	395	450
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	2,060	2,450
1 Allan Hancock Joint Community College
California GO, 5.600% coupon rate effective
8/1/2033	0.000%	8/1/47	380	325
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	220	119
Alvord CA Unified School District GO	0.000%	8/1/43 (4)	400	217
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	1,890	2,018
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	1,505	1,606

Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/35	1,250	1,333
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/41	375	399
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/30 (4)	450	364
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/32 (4)	1,940	1,483
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/36 (4)(ETM)	1,490	1,078
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/39	5,725	6,600
Baldwin Park CA Unified School District GO	0.000%	8/1/23 (15)(Prere.)	200	54
Bay Area CA Toll Authority Toll Bridge Revenue	5.000%	4/1/44	2,615	3,320
Bay Area CA Toll Authority Toll Bridge Revenue	3.000%	4/1/54 (15)	5,000	5,189
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	245	278
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	100	113
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/24 (Prere.)	4,315	5,074
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/24 (Prere.)	1,845	2,203
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	1,000	1,165
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	1,000	1,156
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,124
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	3.000%	4/1/54	2,020	2,079
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/56	365	408
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	2,300	2,773
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	252
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	500	511
Beverly Hills CA Unified School District GO	0.000%	8/1/33	100	79
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.250%	5/1/43	1,000	1,198
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	645	652
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,825	1,921
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	225	252
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	135	162

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	325	389
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	210	263
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/42	325	388
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	3,570	5,388
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	1,800	2,819
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	1,035	1,632
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/49	4,850	7,794
California GO	5.000%	2/1/20	225	225
California GO	5.000%	2/1/20	110	110
California GO	5.000%	8/1/20	500	510
California GO	5.000%	9/1/20	100	102
California GO	5.000%	9/1/20	100	102
California GO	5.000%	10/1/20	445	457
California GO	5.000%	10/1/20	515	529
California GO	5.000%	10/1/20	1,090	1,120
California GO	5.000%	8/1/21	235	250
California GO	5.000%	9/1/21	245	261
California GO	5.000%	9/1/21	1,010	1,076
California GO	5.000%	10/1/21	160	171
California GO	5.000%	12/1/21	265	285
California GO	5.000%	2/1/22	175	189
California GO	5.000%	4/1/22	13,000	14,161
California GO	5.000%	9/1/22	200	221
California GO	5.000%	9/1/22	500	553
California GO	5.000%	10/1/22	110	122
California GO	5.250%	10/1/22	135	151
California GO	5.000%	11/1/22	2,000	2,226
California GO	5.000%	12/1/22	175	195
California GO	5.000%	2/1/23	250	271
California GO	5.000%	3/1/23	2,700	3,042
California GO	5.000%	4/1/23	6,735	7,610
California GO	5.000%	9/1/23	200	222
California GO	5.000%	9/1/23	905	1,038
California GO	5.000%	9/1/23	1,100	1,261
California GO	5.250%	9/1/23	100	107
California GO	5.000%	10/1/23	355	408
California GO	5.000%	11/1/23	160	185
California GO	5.000%	12/1/23	375	434
California GO	5.000%	12/1/23	295	341
California GO	5.000%	3/1/24	1,580	1,843
California GO	5.000%	4/1/24	8,650	10,119
California GO	5.000%	5/1/24	300	352
California GO	5.000%	8/1/24	250	296
California GO	5.000%	8/1/24	5,165	6,111
California GO	5.000%	8/1/24	2,000	2,366
California GO	5.000%	8/1/24	725	858
California GO	5.000%	9/1/24	1,010	1,198
California GO	5.250%	9/1/24	25	27

California GO	5.000%	10/1/24	100	119
California GO	5.000%	10/1/24	7,175	8,537
California GO	5.000%	11/1/24	1,265	1,305
California GO	5.000%	12/1/24	1,250	1,447
California GO	5.000%	12/1/24	4,855	5,620
California GO	5.000%	3/1/25	4,045	4,880
California GO	5.000%	4/1/25	3,800	4,596
California GO	5.000%	8/1/25	3,325	4,065
California GO	5.000%	8/1/25	630	770
California GO	5.000%	8/1/25	1,150	1,406
California GO	5.000%	9/1/25	895	1,097
California GO	5.000%	10/1/25	735	874
California GO	5.000%	10/1/25	590	702
California GO	5.000%	10/1/25	7,750	9,524
California GO	5.000%	11/1/25	250	308
California GO	5.000%	3/1/26	840	1,011
California GO	5.000%	3/1/26	6,700	8,064
California GO	5.000%	4/1/26	2,000	2,495
California GO	5.000%	8/1/26	2,450	3,083
California GO	5.000%	8/1/26	800	960
California GO	5.000%	8/1/26	1,150	1,447
California GO	5.000%	8/1/26	1,765	2,153
California GO	5.000%	8/1/26	800	1,007
California GO	5.000%	8/1/26	100	126
California GO	5.000%	9/1/26	275	336
California GO	5.000%	9/1/26	1,000	1,261
California GO	5.000%	10/1/26	120	143
California GO	5.000%	2/1/27 (2)	120	153
California GO	5.000%	3/1/27	1,465	1,761
California GO	5.000%	4/1/27	2,000	2,559
California GO	5.000%	8/1/27	3,000	3,763
California GO	5.000%	8/1/27	175	220
California GO	5.000%	8/1/27	100	122
California GO	5.000%	8/1/27	9,325	12,025
California GO	4.000%	9/1/27	100	108
California GO	5.000%	9/1/27	2,955	3,714
California GO	5.000%	9/1/27	325	372
California GO	5.000%	9/1/27	1,175	1,477
California GO	5.000%	10/1/27	100	113
California GO	5.000%	10/1/27	170	202
California GO	5.000%	11/1/27	500	577
California GO	5.000%	11/1/27	1,830	2,373
California GO	5.000%	3/1/28	500	600
California GO	5.000%	4/1/28	8,600	11,261
California GO	5.000%	8/1/28	330	401
California GO	5.000%	8/1/28	1,000	1,253
California GO	5.000%	8/1/28	5,225	6,716
California GO	5.000%	8/1/28	425	546
California GO	5.000%	8/1/28	2,020	2,531
California GO	4.000%	9/1/28	125	134
California GO	4.000%	9/1/28	200	237
California GO	5.000%	9/1/28	805	921
California GO	5.000%	9/1/28	1,450	1,822
California GO	5.000%	9/1/28	325	396
California GO	5.000%	10/1/28	930	1,104
California GO	5.000%	10/1/28	3,000	3,975
California GO	5.000%	11/1/28	5,000	6,638

California GO	5.000%	8/1/29	555	674
California GO	5.000%	8/1/29	190	244
California GO	5.000%	8/1/29	125	157
California GO	3.000%	9/1/29	105	114
California GO	5.000%	9/1/29	550	690
California GO	5.000%	10/1/29	250	297
California GO	5.250%	10/1/29	2,645	2,834
California GO	5.000%	12/1/29	100	115
California GO	5.000%	3/1/30	160	191
California GO	5.000%	8/1/30	50	60
California GO	5.000%	8/1/30	1,000	1,211
California GO	5.000%	8/1/30	1,600	2,045
California GO	5.000%	8/1/30	4,200	5,496
California GO	5.000%	8/1/30	6,840	8,741
California GO	5.000%	9/1/30	1,460	1,553
California GO	5.000%	9/1/30	2,200	2,751
California GO	5.000%	9/1/30	1,215	1,519
California GO	5.000%	9/1/30	200	243
California GO	5.000%	10/1/30	340	403
California GO	5.000%	10/1/30	7,950	10,677
California GO	5.000%	11/1/30	720	828
California GO	5.000%	12/1/30	950	1,095
California GO	5.000%	2/1/31	50	56
California GO	5.000%	4/1/31	1,475	2,049
California GO	5.000%	5/1/31	2,220	2,590
California GO	4.000%	8/1/31	1,000	1,171
California GO	5.000%	8/1/31	965	1,136
California GO	5.000%	8/1/31	4,815	5,731
California GO	3.250%	9/1/31	115	125
California GO	4.000%	9/1/31	120	141
California GO	5.000%	9/1/31	200	213
California GO	5.000%	9/1/31	510	583
California GO	5.000%	9/1/31	2,200	2,745
California GO	5.000%	10/1/31	340	402
California GO	5.000%	11/1/31	145	167
California GO	5.000%	11/1/31	400	513
California GO	5.000%	11/1/31	500	642
California GO	5.000%	2/1/32	180	201
California GO	5.000%	4/1/32	2,605	3,686
California GO	5.000%	5/1/32	50	58
California GO	5.000%	8/1/32	250	297
California GO	5.000%	8/1/32	2,340	2,750
California GO	5.250%	8/1/32 (4)	6,080	8,655
California GO	5.000%	9/1/32	2,200	2,666
California GO	5.000%	9/1/32	685	852
California GO	4.625%	10/1/32	385	407
California GO	5.250%	10/1/32	255	273
California GO	5.000%	11/1/32	1,475	1,693
California GO	5.000%	11/1/32	1,285	1,647
California GO	5.000%	2/1/33	510	570
California GO	5.000%	4/1/33	2,000	2,627
California GO	5.000%	4/1/33	1,500	1,742
California GO	5.000%	8/1/33	1,300	1,526
California GO	5.000%	8/1/33	375	446
California GO	5.000%	8/1/33	2,285	2,904
California GO	5.000%	8/1/33	325	392
California GO	3.000%	9/1/33	1,170	1,266

California GO	3.375%	9/1/33	210	229
California GO	4.000%	9/1/33	575	667
California GO	4.000%	9/1/33	500	580
California GO	5.000%	9/1/33	1,000	1,240
California GO	5.000%	9/1/33	1,000	1,141
California GO	5.000%	10/1/33	2,720	3,158
California GO	5.000%	10/1/33	2,430	2,868
California GO	4.000%	8/1/34	275	308
California GO	5.000%	8/1/34	1,730	2,083
California GO	4.000%	9/1/34	250	289
California GO	4.000%	9/1/34	355	410
California GO	5.000%	9/1/34	1,225	1,515
California GO	5.000%	9/1/34	3,000	3,710
California GO	5.000%	9/1/34	775	935
California GO	3.000%	10/1/34	9,345	10,369
California GO	4.250%	4/1/35	300	318
California GO	5.000%	4/1/35	4,135	4,798
California GO	5.250%	4/1/35	300	328
California GO	5.000%	8/1/35	725	850
California GO	5.000%	8/1/35	965	1,189
California GO	4.000%	9/1/35	2,250	2,594
California GO	5.000%	9/1/35	2,000	2,468
California GO	5.000%	9/1/35	1,615	1,993
California GO	5.000%	10/1/35	1,250	1,525
California GO	4.000%	11/1/35	4,405	5,175
California GO	5.000%	11/1/35	1,155	1,471
California GO	5.375%	11/1/35	50	52
California GO	3.750%	12/1/35	450	483
California GO	5.000%	8/1/36	6,900	8,883
California GO	4.000%	9/1/36	2,000	2,301
California GO	4.000%	9/1/36	250	288
California GO	5.000%	9/1/36	500	617
California GO	5.000%	9/1/36	145	160
California GO	3.000%	10/1/36	1,830	2,018
California GO	5.000%	4/1/37	500	561
California GO	5.000%	4/1/37	14,555	16,864
California GO	5.000%	8/1/37	5,595	6,851
California GO	4.000%	9/1/37	250	287
California GO	4.000%	9/1/37	365	387
California GO	3.000%	10/1/37	7,095	7,759
California GO	5.000%	10/1/37	110	130
California GO	5.000%	11/1/37	15,220	19,629
California GO	5.000%	2/1/38	755	842
California GO	5.000%	2/1/38	1,605	1,734
California GO	5.000%	4/1/38	5,480	7,095
California GO	5.000%	10/1/39	2,005	2,356
California GO	5.000%	10/1/39	5,485	6,625
California GO	5.000%	9/1/41	1,025	1,089
California GO	5.000%	10/1/41	3,725	3,968
California GO	4.375%	4/1/42	100	106
California GO	5.000%	4/1/42	400	434
California GO	5.000%	9/1/42	3,355	3,694
California GO	5.000%	2/1/43	535	594
California GO	5.000%	4/1/43	2,285	2,551
California GO	4.875%	11/1/43	265	294
California GO	5.000%	11/1/43	1,800	2,048
California GO	4.500%	12/1/43	405	445

California GO	5.000%	3/1/45	3,600	4,210
California GO	3.250%	4/1/45	5,000	5,378
California GO	5.000%	8/1/45	1,055	1,246
California GO	5.000%	9/1/45	2,550	3,073
California GO	5.000%	8/1/46	2,605	3,130
California GO	3.000%	9/1/46	160	166
California GO	5.000%	10/1/47	6,885	8,197
California GO	5.000%	11/1/47	1,600	1,993
California GO	3.000%	10/1/49	1,250	1,313
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/41	2,950	3,583
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/43	5,055	6,316
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure
Improvement Program)	5.000%	6/1/42	280	341
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure
Improvement Program)	5.000%	6/1/43	1,500	1,845
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure
Improvement Program)	4.000%	6/1/47	1,185	1,335
California Municipal Finance Authority Revenue
(Pomona College)	5.000%	1/1/48	3,575	4,410
California Public Works Board Lease Revenue	5.000%	5/1/24	545	639
California Public Works Board Lease Revenue	5.000%	10/1/26	200	253
California Public Works Board Lease Revenue	5.000%	10/1/27	1,790	2,313
California Public Works Board Lease Revenue	5.000%	10/1/28	1,500	1,926
California Public Works Board Lease Revenue	5.000%	10/1/29	500	639
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	100	102
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/21	465	495
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/26	100	118
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	6/1/28	160	170
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/29	240	283
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	245	288
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	650	763
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	640	743
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/26	365	414
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	925	1,041
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	270
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	205	221
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	350	352
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	1,000	1,010

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	1,850	1,939
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	755	794
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/28	300	347
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/29	125	136
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	150	172
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	35	37
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	405	438
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	255	281
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	345	391
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/44	4,000	5,152
California State University Systemwide Revenue	5.000%	11/1/29	255	304
California State University Systemwide Revenue	5.000%	11/1/30	100	124
California State University Systemwide Revenue	4.000%	11/1/31	1,130	1,213
California State University Systemwide Revenue	5.000%	11/1/31	510	624
California State University Systemwide Revenue	5.000%	11/1/31	150	178
California State University Systemwide Revenue	5.000%	11/1/32	1,355	1,650
California State University Systemwide Revenue	4.000%	11/1/34	125	144
California State University Systemwide Revenue	5.000%	11/1/34	650	766
California State University Systemwide Revenue	4.000%	11/1/35	2,095	2,403
California State University Systemwide Revenue	5.000%	11/1/35	375	472
California State University Systemwide Revenue	5.000%	11/1/36	1,025	1,286
California State University Systemwide Revenue	4.000%	11/1/37	375	425
California State University Systemwide Revenue	5.000%	11/1/37	1,590	1,759
California State University Systemwide Revenue	5.000%	11/1/37	110	138
California State University Systemwide Revenue	5.000%	11/1/37	180	216
California State University Systemwide Revenue	5.000%	11/1/37	1,890	2,024
California State University Systemwide Revenue	4.000%	11/1/38	2,360	2,661
California State University Systemwide Revenue	5.000%	11/1/38	1,285	1,541
California State University Systemwide Revenue	5.000%	11/1/39	380	443
California State University Systemwide Revenue	5.000%	11/1/42	100	123
California State University Systemwide Revenue	5.000%	11/1/43	2,060	2,450
California State University Systemwide Revenue	5.000%	11/1/43	325	413
California State University Systemwide Revenue	5.000%	11/1/45	7,530	9,029
California State University Systemwide Revenue	5.000%	11/1/47	115	141
California State University Systemwide Revenue	5.000%	11/1/48	2,500	3,155
California State University Systemwide Revenue	5.000%	11/1/49	4,275	5,488
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/40	100	117
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase IV)	5.000%	5/15/42	105	125
Centinela Valley CA Union High School District
GO	4.000%	8/1/50 (4)	300	329

Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	1,000	1,129
Chaffey CA Community College District GO	5.000%	6/1/48	1,640	2,033
Clovis CA Unified School District GO	4.000%	8/1/40	150	166
Coast CA Community College District GO	4.000%	8/1/23 (Prere.)	125	139
Coast CA Community College District GO	5.000%	8/1/23 (Prere.)	3,025	3,473
Colton CA Joint Unified School District GO	0.000%	8/1/42 (4)	990	531
Contra Costa CA Community College District
GO	5.000%	8/1/23 (Prere.)	180	207
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	675	387
Corona-Norco CA Unified School District GO	4.000%	8/1/43	3,750	4,347
Cypress CA Elementary School District GO	0.000%	8/1/40	250	136
Desert Sands CA Unified School District GO	4.000%	8/1/44	4,900	5,574
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/22	300	330
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	90	109
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/37	150	180
East Bay CA Municipal Utility District Water
System Revenue	4.000%	6/1/45	120	134
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/45	1,890	2,319
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/47	4,560	5,560
El Camino CA Community College District GO	0.000%	8/1/33	190	147
El Camino CA Community College District GO	0.000%	8/1/38	500	324
Foothill-De Anza CA Community College District
GO	0.000%	8/1/32 (14)	1,560	1,258
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/24 (Prere.)	1,500	1,808
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/24 (Prere.)	2,595	3,128
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/1/26 (ETM)	200	188
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	250	290
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	3.500%	1/15/53	1,000	1,064
Fremont CA Union High School District GO	4.000%	8/1/40	725	797
Fremont CA Union High School District GO	5.000%	8/1/44	1,275	1,574
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	420	516
Fresno CA Unified School District GO	4.000%	8/1/41	500	565
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/23 (Prere.)	520	579
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	3,750	3,956
Grossmont-Cuyamaca CA Community College
District GO	4.000%	8/1/47	500	573
Hayward CA Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,701
Hayward CA Unified School District GO	5.000%	8/1/44 (15)	4,000	4,960
Hayward CA Unified School District GO	4.000%	8/1/48 (15)	5,885	6,742
Long Beach CA Community College District GO	4.000%	8/1/22 (Prere.)	500	541
Long Beach CA Community College District GO	5.000%	8/1/22 (Prere.)	100	111
Long Beach CA Unified School District GO	0.000%	8/1/32	100	68
Long Beach CA Unified School District GO	4.000%	8/1/45	350	393

Los Angeles CA Community College District GO	5.000%	8/1/25	170	202
Los Angeles CA Community College District GO	5.000%	8/1/26	175	208
Los Angeles CA Community College District GO	5.000%	8/1/28	570	674
Los Angeles CA Community College District GO	5.000%	8/1/29	370	437
Los Angeles CA Community College District GO	5.000%	8/1/30	285	337
Los Angeles CA Community College District GO	5.000%	8/1/31	670	790
Los Angeles CA Community College District GO	4.000%	8/1/32	100	112
Los Angeles CA Community College District GO	5.000%	8/1/36	100	122
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,163
Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,704
Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,252
Los Angeles CA Community College District GO	4.000%	8/1/39	325	361
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	174
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	3,065	3,101
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/20	370	376
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	230	258
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	100	118
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	140	157
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	245	279
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	130	150
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,500	2,965
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	300	350
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,350	1,484
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,375	1,783
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	500	550
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,000	3,825
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	6,466
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,575	1,728
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	1,535	1,784
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	1,300	1,512
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/40	265	320
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/41	155	187
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/41	240	249
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	1,170	1,432

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	7,200	8,924
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	1,010	1,215
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	1,515	1,659
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	2,700	3,421
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	180	197
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	1,725	1,890
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	4,930	5,701
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	555	642
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	5,500	6,589
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/47	400	449
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/49	2,500	3,181
Los Angeles CA Department of Water & Power
System Revenue	5.000%	7/1/33	5,425	7,077
Los Angeles CA Department of Water & Power
System Revenue	5.000%	7/1/35	5,000	6,249
Los Angeles CA Harbor Department Revenue	5.000%	8/1/44	375	431
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/42	2,475	3,085
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	85	105
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,500	3,130
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/31	235	294
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	860	989
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	900	1,028
Los Angeles CA Unified School District GO	5.000%	7/1/20	985	1,002
Los Angeles CA Unified School District GO	5.000%	7/1/21	2,000	2,119
Los Angeles CA Unified School District GO	5.000%	7/1/22	405	446
Los Angeles CA Unified School District GO	5.000%	7/1/22	195	215
Los Angeles CA Unified School District GO	5.000%	7/1/22	690	759
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	114
Los Angeles CA Unified School District GO	5.000%	7/1/24	6,050	7,144
Los Angeles CA Unified School District GO	5.000%	7/1/25	295	360
Los Angeles CA Unified School District GO	5.000%	7/1/25	4,555	5,557
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	177
Los Angeles CA Unified School District GO	5.000%	7/1/26	4,555	5,719
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	324
Los Angeles CA Unified School District GO	5.000%	7/1/28	395	465
Los Angeles CA Unified School District GO	5.000%	7/1/28	115	122
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	447
Los Angeles CA Unified School District GO	3.000%	7/1/31	165	177
Los Angeles CA Unified School District GO	3.000%	7/1/32	700	745
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	317

Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,913
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,853
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,000	3,556
Los Angeles CA Unified School District GO	5.250%	7/1/42	11,500	14,534
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	280	319
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	1,000	1,094
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	915	1,034
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	8,235	9,231
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45	250	297
Los Angeles CA Wastewater System Revenue	5.000%	6/1/48	5,000	6,195
Los Angeles County CA Facilities Inc. Lease
Revenue	4.000%	12/1/48	3,960	4,565
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	900	955
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/32	1,000	1,241
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,000	6,260
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,800	3,490
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	555	609
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	1,405	1,567
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	400	437
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/44	5,675	7,262
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/44	370	431
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/45	2,610	3,088
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	55	57
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	4.000%	10/1/42	250	280
Los Angeles County CA Unified School District
GO	5.000%	7/1/27	4,000	5,006
Los Angeles County CA Unified School District
GO	5.000%	7/1/31	825	1,100
Mendocino-Lake CA Union School District
Public Financing Authority Revenue	0.000%	8/1/21 (Prere.)	310	30
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/49	1,400	1,809
Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	275
Mount San Antonio CA Community College
District GO	4.000%	8/1/49	2,500	2,915
1 Mount San Antonio CA Community College
District GO, 6.250% coupon rate effective
8/1/2028	0.000%	8/1/43	150	156
New Haven CA Unified School District GO	0.000%	8/1/33 (12)	325	246
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	170	125
Newport Mesa CA Unified School District GO	0.000%	8/1/34	300	230
Newport Mesa CA Unified School District GO	0.000%	8/1/36	400	290
Newport Mesa CA Unified School District GO	0.000%	8/1/45	1,000	413
Norwalk-La Mirada CA Unified School District
GO	0.000%	8/1/38 (12)	525	307

Oak Grove CA Unified School District GO	0.000%	6/1/21 (Prere.)	265	61
Oakland CA Unified School District GO	5.000%	8/1/23	1,020	1,161
Oakland CA Unified School District GO	5.000%	8/1/40	280	328
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/40	5,000	6,477
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/41	5,000	6,459
Orange County CA Sanitation District
Wastewater Revenue	3.000%	2/1/31	250	257
Orange County CA Sanitation District
Wastewater Revenue	4.000%	2/1/32	1,185	1,250
Palmdale CA School District GO	3.000%	8/1/49	1,000	1,030
Pasadena CA Unified School District GO	5.000%	8/1/26	10	13
Peralta CA Community College District Revenue	4.000%	8/1/39	350	386
Placentia-Yorba Linda CA Unified School District
GO	0.000%	8/1/49	500	210
Poway CA Unified School District GO	0.000%	8/1/33	1,995	1,542
Poway CA Unified School District GO	0.000%	8/1/46	7,250	3,620
Riverside CA Electric Revenue	5.000%	10/1/37	1,000	1,309
Riverside CA Electric Revenue	5.000%	10/1/48	5,250	6,642
Riverside CA Sewer Revenue	5.000%	8/1/40	320	379
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	565	649
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	2,500	1,400
Sacramento CA City Unified School District GO	4.000%	5/1/47	570	625
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	310	409
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	195	199
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/37	545	620
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/39	2,500	3,250
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/41	170	193
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/42	150	153
Sacramento CA Water Revenue	5.000%	9/1/38	425	484
Sacramento County CA Airport Revenue	5.000%	7/1/40	1,225	1,244
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/44	250	286
San Bernardino CA Community College District
GO	4.000%	8/1/23 (Prere.)	665	739
San Bernardino CA Community College District
GO	4.000%	8/1/29	1,900	2,095
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/23	1,000	1,115
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/24	1,000	1,155
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/26	1,500	1,843
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/38	1,310	1,609
San Diego CA Community College District GO	5.000%	8/1/23 (Prere.)	910	1,045
San Diego CA Community College District GO	5.000%	8/1/27	80	101
San Diego CA Community College District GO	5.000%	8/1/31	1,195	1,488

San Diego CA Community College District GO	4.000%	8/1/41	225	254
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	9/1/20 (Prere.)	125	128
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	100	101
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/22	245	269
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	380	478
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	200	253
San Diego CA Unified School District GO	5.000%	7/1/26	150	183
San Diego CA Unified School District GO	5.000%	7/1/28	100	122
San Diego CA Unified School District GO	4.000%	7/1/29	100	118
San Diego CA Unified School District GO	0.000%	7/1/31	170	136
San Diego CA Unified School District GO	4.000%	7/1/32	500	585
San Diego CA Unified School District GO	4.000%	7/1/33	250	292
San Diego CA Unified School District GO	0.000%	7/1/35	575	414
San Diego CA Unified School District GO	0.000%	7/1/35	295	177
San Diego CA Unified School District GO	5.000%	7/1/35	100	113
San Diego CA Unified School District GO	0.000%	7/1/36	340	238
San Diego CA Unified School District GO	0.000%	7/1/36	895	626
San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,214
San Diego CA Unified School District GO	0.000%	7/1/37	375	254
San Diego CA Unified School District GO	0.000%	7/1/38	170	112
San Diego CA Unified School District GO	0.000%	7/1/39	100	63
San Diego CA Unified School District GO	5.000%	7/1/40	950	1,131
San Diego CA Unified School District GO	5.000%	7/1/41	6,190	7,664
San Diego CA Unified School District GO	3.125%	7/1/42	1,855	1,958
San Diego CA Unified School District GO	0.000%	7/1/43	785	437
San Diego CA Unified School District GO	0.000%	7/1/45	575	300
San Diego CA Unified School District GO	4.000%	7/1/45	225	254
San Diego CA Unified School District GO	5.000%	7/1/45	1,530	1,808
San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,920
San Diego CA Unified School District GO	4.000%	7/1/47	3,000	3,451
San Diego CA Unified School District GO	5.000%	7/1/47	2,000	2,449
San Diego CA Unified School District GO	3.250%	7/1/48	5,000	5,324
San Diego CA Unified School District GO	0.000%	7/1/49	535	245
1 San Diego CA Unified School District GO,
5.250% coupon rate effective 7/1/2032	0.000%	7/1/42	250	221
1 San Diego CA Unified School District GO,
5.375% coupon rate effective 7/1/2032	0.000%	7/1/47	1,495	1,340
1 San Diego CA Unified School District GO,
6.625% coupon rate effective 7/1/2030	0.000%	7/1/48	995	1,037
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/22 (Prere.)	3,365	3,675
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	125	140
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/44	2,150	2,747
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/47	1,000	1,229
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/49	2,400	3,044
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/22 (Prere.)	350	382

San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/24 (Prere.)	465	542
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/24 (Prere.)	575	676
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/48	9,700	11,664
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	230	262
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	500	595
San Francisco CA Bay Area Rapid Transit
District GO	3.000%	8/1/49	3,700	3,921
San Francisco CA City & County (War Memorial
Veterans Building Seismic Upgrade &
Improvements) COP	4.000%	4/1/45	405	431
San Francisco CA City & County COP	5.000%	4/1/28	500	614
San Francisco CA City & County GO	5.000%	10/1/28	100	103
San Francisco CA City & County GO	4.000%	6/15/33	1,490	1,660
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	1,000	10
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/40	1,000	2,009
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	130	145
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/48	4,100	5,058
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/49	1,200	1,509
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	4.000%	10/1/39	135	144
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	1,175	1,263
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	750	822
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	100	110
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	175	220
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/36	100	115
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	125	143
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/41	250	264
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/47	6,145	7,185
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	205	196
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/28 (ETM)	100	91
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	2,585	3,037
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/32 (14)	185	136
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	135	157

San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	900	1,033
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.250%	1/15/44	1,000	1,152
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.250%	1/15/49	1,000	1,148
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	115	131
San Jose CA Airport Revenue	5.250%	3/1/34	5,960	6,226
San Jose CA Airport Revenue	5.000%	3/1/47	500	610
San Jose CA Finance Authority Revenue (Civic
Center Project)	5.000%	6/1/39	615	694
San Marcos CA Unified School District GO	0.000%	8/1/32	150	118
San Marcos CA Unified School District GO	0.000%	8/1/51	100	42
San Mateo CA County Community College
District GO	5.000%	9/1/45	5,000	6,344
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	10	11
San Mateo CA Union High School District GO	4.000%	9/1/34	800	931
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	4.000%	7/15/52	3,015	3,446
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	4.000%	8/1/44	1,125	1,333
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/36	200	128
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	565	320
Santa Clara CA GO	3.250%	8/1/39	645	692
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46	1,085	1,292
Santa Clarita CA Community College District
GO	3.000%	8/1/49	2,580	2,685
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	122
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	5,025	5,956
Southwestern California Community College
District GO	0.000%	8/1/46	320	147
Southwestern California Community College
District GO	4.000%	8/1/47	2,505	2,831
Tulare County CA Transportation Authority
Sales Tax Revenue	5.000%	2/1/29	120	140
Turlock CA Irrigation District Revenue	5.000%	1/1/41	2,020	2,457
Turlock CA Irrigation District Revenue	5.500%	1/1/41	4,460	4,650
University of California Revenue	5.000%	5/15/21	150	158
University of California Revenue	5.000%	5/15/22 (Prere.)	115	126
University of California Revenue	5.000%	5/15/22 (Prere.)	1,360	1,491
University of California Revenue	5.000%	5/15/22	510	560
University of California Revenue	5.000%	5/15/23	510	581
University of California Revenue	5.000%	5/15/23 (Prere.)	520	591
University of California Revenue	5.000%	5/15/25	165	202
University of California Revenue	5.000%	5/15/25	95	104
University of California Revenue	5.000%	5/15/27	110	134
University of California Revenue	5.000%	5/15/28	100	122
University of California Revenue	5.000%	5/15/29	670	813
University of California Revenue	5.000%	5/15/29	775	880
University of California Revenue	5.000%	5/15/32	1,000	1,203
University of California Revenue	5.000%	5/15/32	240	272

University of California Revenue	5.000%	5/15/33	700	791
University of California Revenue	5.000%	5/15/33	1,650	2,141
University of California Revenue	5.000%	5/15/35	175	215
University of California Revenue	4.000%	5/15/36	525	603
University of California Revenue	5.000%	5/15/36	1,525	1,916
University of California Revenue	5.000%	5/15/37	1,130	1,230
University of California Revenue	5.000%	5/15/38	800	899
University of California Revenue	5.000%	5/15/39	355	399
University of California Revenue	5.000%	5/15/40	140	166
University of California Revenue	5.000%	5/15/41	1,105	1,345
University of California Revenue	5.000%	5/15/42	710	770
University of California Revenue	5.000%	5/15/42	14,675	18,101
University of California Revenue	5.000%	5/15/43	1,000	1,252
University of California Revenue	4.000%	5/15/46	1,000	1,123
University of California Revenue	5.000%	5/15/46	5,610	6,785
University of California Revenue	4.000%	5/15/47	560	637
University of California Revenue	5.000%	5/15/47	2,780	3,410
University of California Revenue	5.000%	5/15/47	325	400
University of California Revenue	5.250%	5/15/47	4,080	5,093
University of California Revenue	4.000%	5/15/48	7,405	8,510
University of California Revenue	5.000%	5/15/48	1,830	2,280
University of California Revenue	5.000%	5/15/58	3,650	4,493
University of California Revenue PUT	5.000%	5/15/23	1,030	1,169
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	905	998
Ventura County CA Public Financing Authority
Lease Revenue	4.000%	11/1/43	115	122
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/43	205	227
West Contra Costa CA Unified School District
GO	0.000%	8/1/34 (14)	1,000	734
West Contra Costa CA Unified School District
GO	5.125%	8/1/45	1,200	1,366
Westside Union CA School District GO	0.000%	8/1/45	265	125
William S. Hart Union High School District
California GO	0.000%	8/1/35 (4)	300	216
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	109
Yosemite CA Community College District GO	5.000%	8/1/32	155	186
1 Yosemite CA Community College District GO,
6.550% coupon rate effective 8/1/2032	0.000%	8/1/42	1,180	1,182
				1,153,337
Colorado (1.6%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/30	1,000	1,248
Adams & Weld County CO School District No.
27J GO	5.000%	12/1/40	8,565	10,289
Adams CO 12 Five Star Schools GO	5.000%	12/15/35	300	369
Adams County CO COP	4.000%	12/1/45	280	306
Aurora CO Water Revenue	5.000%	8/1/46	880	1,057
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/25 (Prere.)	175	210
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/25 (Prere.)	70	84
Board of Governors of the Colorado State
University System Enterprise Revenue	4.000%	3/1/35	2,775	3,213

Board of Governors of the Colorado State
University System Enterprise Revenue	4.000%	3/1/47	1,000	1,136
Cherry Creek CO School District No. 5 GO	5.000%	12/15/31	3,085	3,763
Colorado Building Excellent Schools COP	5.000%	3/15/21 (Prere.)	450	471
Colorado Building Excellent Schools COP	5.250%	3/15/42	945	1,155
Colorado COP	5.000%	12/15/30	1,000	1,296
Colorado COP	4.000%	12/15/36	3,200	3,734
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/35	775	883
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/47	335	369
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/51	2,500	2,750
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/56	1,000	1,097
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	160
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	50	56
Denver City & County CO Board of Water
Commissioners Water Revenue	4.000%	9/15/42	1,000	1,140
Denver City & County CO School District No 1.
CP	5.000%	12/1/34	4,225	4,398
Denver City & County CO School District No 1.
CP	5.000%	12/1/36	5,775	6,006
Denver CO City & County Airport Revenue	5.000%	11/15/25	275	337
Denver CO City & County Airport Revenue	5.000%	11/15/25	4,240	4,702
Denver CO City & County Airport Revenue	4.000%	11/15/31	110	117
Denver CO City & County Airport Revenue	5.250%	11/15/31	4,500	5,160
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	220
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/35	3,500	2,160
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/36	3,000	1,765
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/37	3,000	1,683
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/38	2,500	1,339
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/39	2,500	1,279
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/44	515	615
Denver CO City & County Dedicated Tax
Revenue	4.000%	8/1/46	150	164
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/48	4,000	4,758
Denver CO City & County School District GO	4.000%	12/1/26	1,765	2,066
Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,130
Denver CO City & County School District GO	4.000%	12/1/41	200	224
Denver CO City & County School District No. 1
GO	5.500%	12/1/23 (14)	3,250	3,815
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	85	78
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	270	222
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	785	625

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/32 (14)	155	116
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/37 (14)	350	176
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/40	390	224
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	230	233
Regional Transportation District of Colorado
COP	5.375%	6/1/31	200	203
Regional Transportation District of Colorado
COP	4.375%	6/1/39	1,200	1,309
Regional Transportation District of Colorado
COP	5.000%	6/1/39	8,990	10,033
Regional Transportation District of Colorado
COP	4.000%	6/1/40	365	400
Regional Transportation District of Colorado
COP	4.500%	6/1/44	1,250	1,368
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/26	50	56
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	50	64
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	3,330	3,691
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	2,435	3,195
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	2,260	2,503
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	387
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	25	33
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	4.250%	11/1/36	325	440
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/46	2,000	2,438
University of Colorado Enterprise System
Revenue	5.000%	6/1/23 (Prere.)	125	142
University of Colorado Enterprise System
Revenue	5.000%	6/1/23 (Prere.)	10,195	11,579
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	165	194
University of Colorado Enterprise System
Revenue	4.000%	6/1/36	250	292
University of Colorado Enterprise System
Revenue	4.000%	6/1/43	3,050	3,493
				120,218
Connecticut (1.4%)
Connecticut GO	5.000%	2/15/20	9,540	9,552
Connecticut GO	5.250%	6/1/20 (2)	1,280	1,298
Connecticut GO	5.000%	10/15/20	150	154
Connecticut GO	5.000%	11/1/20	10,550	10,870
Connecticut GO	5.000%	4/15/21	1,800	1,887
Connecticut GO	5.000%	5/15/21	310	326
Connecticut GO	5.000%	10/15/21	645	689
Connecticut GO	5.000%	11/1/21	1,025	1,097
Connecticut GO	5.000%	5/15/22	1,000	1,052

Connecticut GO	5.000%	6/1/22	1,265	1,383
Connecticut GO	5.000%	6/15/22	2,000	2,189
Connecticut GO	5.000%	10/15/22	170	188
Connecticut GO	5.000%	10/15/22	180	199
Connecticut GO	5.000%	11/15/22	135	150
Connecticut GO	5.000%	3/15/23	2,000	2,246
Connecticut GO	5.000%	5/15/23	600	631
Connecticut GO	5.000%	6/1/23	305	333
Connecticut GO	5.000%	10/15/23	650	745
Connecticut GO	5.000%	11/15/23	630	724
Connecticut GO	5.000%	3/15/24	410	476
Connecticut GO	5.000%	6/1/24	1,325	1,446
Connecticut GO	5.000%	8/15/24	1,050	1,196
Connecticut GO	5.000%	10/15/24	120	138
Connecticut GO	5.000%	11/1/24	105	112
Connecticut GO	5.000%	5/15/25	390	470
Connecticut GO	5.000%	6/15/25	800	967
Connecticut GO	5.000%	10/15/25	155	178
Connecticut GO	5.000%	10/15/25	5,160	6,301
Connecticut GO	5.000%	11/15/25	545	667
Connecticut GO	5.000%	6/15/26	800	966
Connecticut GO	5.000%	10/15/26	725	906
Connecticut GO	5.000%	10/15/26	2,425	2,772
Connecticut GO	5.000%	11/15/26	920	1,123
Connecticut GO	5.000%	4/15/27	265	333
Connecticut GO	5.000%	5/15/27	315	386
Connecticut GO	5.000%	6/15/27	850	1,022
Connecticut GO	5.000%	8/15/27	500	617
Connecticut GO	5.000%	11/1/27	1,500	1,601
Connecticut GO	5.000%	11/15/27	1,735	2,108
Connecticut GO	5.000%	4/15/28	1,000	1,284
Connecticut GO	4.000%	9/15/28	265	282
Connecticut GO	5.000%	11/15/28	300	363
Connecticut GO	5.000%	9/15/31	160	175
Connecticut GO	5.000%	11/1/31	170	181
Connecticut GO	5.000%	11/15/32	125	149
Connecticut GO	5.000%	4/15/33	100	122
Connecticut GO	5.000%	10/15/33	1,000	1,209
Connecticut GO	5.000%	10/15/34	100	121
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/45	1,550	1,767
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/20	1,605	1,632
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.050%	7/12/21	5,000	5,077
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	500	548
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	1,100	1,159
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	2,250	2,903
Connecticut Special Tax Revenue	5.000%	9/1/20	1,250	1,279
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	225	239
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	850	967

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	240	273
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/24	1,430	1,649
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	1,390	1,638
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	140	165
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	1,500	1,672
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/25	1,000	1,176
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/25	4,340	4,962
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/26	180	217
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	1,095	1,363
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	410	481
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	130	156
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/27	1,720	2,130
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/27	4,550	5,324
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/28	320	383
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/29	395	438
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	6,140	7,543
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	150	175
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/29	175	199
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	435	517
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/30	155	190
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	255
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/31	405	480
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/33	100	113
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/35	500	588
				111,042
Delaware (0.2%)
Delaware GO	5.000%	7/1/23	2,525	2,879
Delaware River & Bay Authority Delaware
Revenue	3.000%	1/1/35	3,240	3,452
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	450	518
University of Delaware Revenue	5.000%	11/1/40	500	740
University of Delaware Revenue	5.000%	11/1/41	755	1,125

University of Delaware Revenue	5.000%	11/1/42	750	1,125
University of Delaware Revenue	5.000%	11/1/43	485	732
University of Delaware Revenue	5.000%	11/1/44	465	706
University of Delaware Revenue	5.000%	11/1/45	500	763
				12,040
District of Columbia (1.8%)
District of Columbia GO	5.000%	6/1/22	2,000	2,192
District of Columbia GO	5.000%	6/1/22	1,385	1,518
District of Columbia GO	5.000%	6/1/23	825	937
District of Columbia GO	5.000%	6/1/24	155	176
District of Columbia GO	5.000%	12/1/25	1,100	1,115
District of Columbia GO	5.000%	6/1/30	1,085	1,266
District of Columbia GO	5.000%	6/1/31	8,730	10,169
District of Columbia GO	5.000%	6/1/33	7,060	8,204
District of Columbia GO	4.000%	6/1/34	1,030	1,192
District of Columbia GO	5.000%	6/1/34	2,350	2,931
District of Columbia GO	4.000%	6/1/36	555	639
District of Columbia GO	5.000%	6/1/36	300	355
District of Columbia GO	5.000%	6/1/36	4,000	4,967
District of Columbia GO	4.000%	6/1/37	805	923
District of Columbia GO	5.000%	6/1/38	865	999
District of Columbia GO	4.000%	6/1/41	170	191
District of Columbia GO	5.000%	6/1/41	1,075	1,290
District of Columbia GO	5.000%	6/1/41	3,230	3,924
District of Columbia GO	5.000%	6/1/42	4,680	5,728
District of Columbia Income Tax Revenue	5.000%	12/1/23	1,390	1,551
District of Columbia Income Tax Revenue	5.000%	12/1/26	9,000	10,032
District of Columbia Income Tax Revenue	5.000%	12/1/26	575	583
District of Columbia Income Tax Revenue	5.000%	12/1/27	375	380
District of Columbia Income Tax Revenue	5.000%	12/1/27	2,685	2,987
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	233
District of Columbia Income Tax Revenue	5.000%	12/1/30	120	129
District of Columbia Income Tax Revenue	5.000%	12/1/30	100	101
District of Columbia Income Tax Revenue	5.000%	12/1/31	1,470	1,630
District of Columbia Income Tax Revenue	5.000%	3/1/36	4,000	5,218
District of Columbia Income Tax Revenue	5.000%	12/1/36	2,630	2,809
District of Columbia Income Tax Revenue	4.000%	3/1/37	10,000	11,839
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/30	450	558
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/34	270	331
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/23 (Prere.)	6,940	7,975
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/23 (4)	920	1,009
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/34	4,000	4,815
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/36	5,415	6,574
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/39	200	233
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/40	100	121
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	940	1,093
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/44	1,615	1,939

District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/45	1,065	1,263
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/49	2,860	3,532
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	2,860	2,937
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	240	246
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/31 (12)	305	235
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,610	935
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39	90	51
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39 (12)	100	58
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	1,000	560
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	6.500%	10/1/41 (12)	385	503
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/44	1,500	1,715
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/49	4,000	4,538
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	3.000%	10/1/50 (4)	1,000	1,025
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/53 (4)	4,000	4,526
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/53	1,610	1,819
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	6,820	7,289
				142,088
Florida (3.9%)
Broward County FL Airport System Revenue	5.000%	10/1/22 (Prere.)	450	498
Broward County FL Airport System Revenue	5.000%	10/1/22 (Prere.)	4,485	4,968
Broward County FL Airport System Revenue	5.250%	10/1/23 (Prere.)	500	578
Broward County FL Airport System Revenue	4.000%	10/1/42	360	383
Broward County FL School Board COP	5.000%	7/1/22	2,670	2,928
Broward County FL School Board COP	5.000%	7/1/23	1,000	1,135
Broward County FL School Board COP	5.000%	7/1/24	125	147
Broward County FL School Board COP	5.000%	7/1/25	300	363
Broward County FL School Board COP	5.000%	7/1/25	1,225	1,482
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/22 (Prere.)	415	460

Broward County FL Water & Sewer Utility
Revenue	4.000%	10/1/42	5,980	6,922
Broward County School District Revenue	5.000%	7/1/47	1,375	1,687
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/21 (Prere.)	710	759
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/21 (Prere.)	1,100	1,175
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/42	3,895	4,372
Central Florida Expressway Authority BAN	4.000%	7/1/37	790	897
Central Florida Expressway Authority Revenue	5.000%	7/1/26	1,150	1,421
Central Florida Expressway Authority Revenue	4.000%	7/1/30	540	626
Central Florida Expressway Authority Revenue	4.000%	7/1/31	1,335	1,543
Central Florida Expressway Authority Revenue	5.000%	7/1/34	190	231
Central Florida Expressway Authority Revenue	4.000%	7/1/35	500	574
Central Florida Expressway Authority Revenue	3.250%	7/1/36	150	162
Central Florida Expressway Authority Revenue	4.000%	7/1/36	640	730
Central Florida Expressway Authority Revenue	5.000%	7/1/36	3,605	4,612
Central Florida Expressway Authority Revenue	4.000%	7/1/38	885	996
Central Florida Expressway Authority Revenue	4.000%	7/1/39	885	989
Central Florida Expressway Authority Revenue	4.000%	7/1/40	2,000	2,222
Central Florida Expressway Authority Revenue	4.000%	7/1/41	1,860	2,089
Central Florida Expressway Authority Revenue	5.000%	7/1/44	10,000	12,512
Florida Board of Education Lottery Revenue	5.000%	7/1/20	5,545	5,639
Florida Board of Education Lottery Revenue	5.000%	7/1/21	225	238
Florida Board of Education Lottery Revenue	5.000%	7/1/24	1,210	1,424
Florida Board of Education Lottery Revenue	5.000%	7/1/25	1,760	2,140
Florida Board of Education Lottery Revenue	5.000%	7/1/28	535	702
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20 (Prere.)	215	218
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	710	720
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	1,050	1,064
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	2,445	2,579
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	290	294
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,695	4,048
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,400	1,534
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	150	170
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	265	279
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	300	329
Florida Department of Management Services
COP	5.000%	11/1/27	6,645	8,555
Florida Department of Transportation GO	4.000%	7/1/30	730	877
Florida Department of Transportation GO	4.000%	7/1/43	1,200	1,383
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/42	560	653
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/47	500	578
Florida Keys FL Aqueduct Authority Water
Revenue	5.000%	9/1/41	2,750	3,234
Florida Keys FL Aqueduct Authority Water
Revenue	5.000%	9/1/49	3,000	3,497

Florida Mid-Bay Bridge Authority Revenue	4.000%	10/1/40 (4)	270	293
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	321
Florida Municipal Power Agency Revenue	5.000%	10/1/24	535	634
Florida Municipal Power Agency Revenue	5.000%	10/1/27	145	180
Florida Municipal Power Agency Revenue	5.000%	10/1/28	525	650
Florida Municipal Power Agency Revenue	5.000%	10/1/29	105	130
Florida Municipal Power Agency Revenue	4.000%	10/1/30	1,330	1,562
Florida Turnpike Authority Revenue	4.500%	7/1/37	50	51
Florida Turnpike Authority Revenue	3.000%	7/1/38	3,085	3,260
Florida Turnpike Authority Revenue	5.000%	7/1/40	2,275	2,334
Gainesville FL Utilities System Revenue	5.000%	10/1/47	6,805	8,539
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/39	400	410
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	525	605
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/48	5,000	6,169
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/26	275	332
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	1,415	1,541
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	385	426
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	625	692
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/23 (Prere.)	440	496
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23 (Prere.)	10	11
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	225	276
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	360	402
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,240	2,816
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/30	465	582
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/38	2,200	2,484
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/39	30	34
Jacksonville FL Special Revenue	5.000%	10/1/30	525	641
Jacksonville FL Special Revenue	5.000%	10/1/30	785	914
Jacksonville FL Special Revenue	5.000%	10/1/31	325	396
Jacksonville FL Special Revenue	5.000%	10/1/31	515	599
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27	1,250	1,580
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/40 (4)	270	308
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/44 (4)	235	266
Miami Beach FL Resort Tax Revenue	5.000%	9/1/45	1,900	2,225
Miami Beach FL Stormwater Revenue	5.000%	9/1/47	3,000	3,285
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	1,750	2,007
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	4,250	4,843
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/44	1,790	2,014
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/48	3,370	3,812

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	750	770
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	5,075	5,212
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/20 (Prere.)	240	247
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/20 (Prere.)	90	93
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/20 (Prere.)	155	160
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	265	328
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	250	307
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37	890	1,033
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	1,175	1,418
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	555	568
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/41	1,000	1,015
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/45	5,000	5,953
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/40	110	127
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	250	272
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	795	912
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	185	208
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	2,295	2,665
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	1,185	1,373
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/30	770	934
Miami-Dade County FL Expressway Authority
Toll System Revenue	4.000%	7/1/35	110	121
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	5,470	5,556
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	690	310
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	1,975	795
Miami-Dade County FL School Board COP	5.000%	2/1/24	370	426
Miami-Dade County FL School Board COP	5.000%	2/1/25	220	261
Miami-Dade County FL School Board COP	5.000%	2/1/26	1,710	2,084
Miami-Dade County FL School Board COP	5.000%	5/1/27	3,000	3,594
Miami-Dade County FL School Board COP	5.000%	5/1/28	1,025	1,224
Miami-Dade County FL School Board COP	5.625%	5/1/31	90	95
Miami-Dade County FL School District GO	5.000%	3/15/46	3,000	3,536
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	2,890	3,314
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	5,315	5,850

Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	155	171
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	100	110
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	605	665
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/34	870	1,061
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	1,245	1,365
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	700	850
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	135	148
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/38	1,435	1,726
Miami-Dade County FL Special Obligation
Revenue	4.000%	10/1/39	160	178
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/42	535	282
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	785	855
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/38	1,465	1,636
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	199
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	2,480	2,687
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (Prere.)	1,475	1,515
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (Prere.)	1,200	1,233
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22 (Prere.)	1,830	2,027
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	120	133
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23	930	1,069
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/23 (Prere.)	250	289
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24	2,585	3,073
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25	545	669
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26	885	1,075
Miami-Dade County FL Water & Sewer Revenue	3.375%	10/1/47	1,215	1,274
Miami-Dade County FL Water & Sewer Revenue	4.000%	10/1/49	9,990	11,417
Orange County FL School Board COP	5.000%	8/1/31	1,100	1,315
Orange County FL School Board COP	5.000%	8/1/33	1,210	1,473
Orange County FL School Board COP	5.000%	8/1/34	295	359
Orange County FL Tourist Development
Revenue	5.000%	10/1/22	225	250
Orange County FL Tourist Development
Revenue	5.000%	10/1/24	285	338
Orange County FL Tourist Development
Revenue	4.000%	10/1/34	1,000	1,141
Orange County FL Tourist Development
Revenue	4.000%	10/1/33	2,000	2,294
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	120	122
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	865	880
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	670	681

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	1,000	1,017
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/22	435	477
Orlando FL Capital Improvement Revenue	5.000%	10/1/48	4,400	5,421
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.000%	5/1/24 (Prere.)	2,865	3,353
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.000%	5/1/24 (Prere.)	310	363
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.250%	5/1/24 (Prere.)	200	236
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	560	643
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/25	500	613
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/21 (ETM)	215	210
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/22 (ETM)	250	241
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/24 (Prere.)	570	679
1 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
5.800% coupon rate effective 10/1/2024	0.000%	10/1/31 (Prere.)	45	52
1 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
6.150% coupon rate effective 10/1/2024	0.000%	10/1/31 (Prere.)	590	694
Osceola County FL Transportation Revenue	0.000%	10/1/30	220	169
Osceola County FL Transportation Revenue	0.000%	10/1/34	465	308
Osceola County FL Transportation Revenue	0.000%	10/1/36	1,230	753
Osceola County FL Transportation Revenue	5.000%	10/1/36	1,095	1,387
Osceola County FL Transportation Revenue	0.000%	10/1/37	970	570
Osceola County FL Transportation Revenue	0.000%	10/1/38	620	350
Osceola County FL Transportation Revenue	0.000%	10/1/39	375	203
Osceola County FL Transportation Revenue	5.000%	10/1/44	300	372
Osceola County FL Transportation Revenue	0.000%	10/1/49	3,250	1,171
Osceola County FL Transportation Revenue	5.000%	10/1/49	300	369
Osceola County FL Transportation Revenue	0.000%	10/1/50	5,175	1,787
Osceola County FL Transportation Revenue	0.000%	10/1/51	3,000	993
Osceola County FL Transportation Revenue	4.000%	10/1/54	400	448
Palm Beach County FL School Board COP	5.000%	8/1/26	980	1,224
Palm Beach County FL School Board COP	5.000%	8/1/27	355	453
Palm Beach County FL School Board COP	5.000%	8/1/27	380	458
Palm Beach County FL School Board COP	5.000%	8/1/31	100	119
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/21 (Prere.)	5	5
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/24	145	155
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/31	785	837
Polk County FL Utility System Revenue	5.000%	10/1/43 (15)	6,500	7,326
Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	105	109
Reedy Creek FL Improvement District GO	5.250%	6/1/30	885	1,002
Reedy Creek FL Improvement District GO	5.000%	6/1/38	315	352
South Florida Water Management District COP	5.000%	10/1/33	360	431
Tallahassee FL Energy System Revenue	5.000%	10/1/33	1,000	1,165

Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	790
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	312
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/22 (Prere.)	210	230
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/37	3,845	4,187
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/42	4,250	4,801
				297,892
Georgia (1.8%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	7/1/20	2,775	2,822
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	7/1/22	3,500	3,845
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/28	1,660	1,909
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	195	224
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	7/1/38	1,680	2,144
Atlanta GA Airport Revenue	5.000%	1/1/42	2,235	2,389
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	190
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/27 (14)	515	642
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/28	270	325
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/29	190	229
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	2,010	2,401
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	255	304
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	1,305	1,540
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	535	628
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/47	3,175	3,894
DeKalb County GA School District GO	4.000%	10/1/21	4,045	4,252
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	5,405	5,774
Georgia GO	5.000%	2/1/20	2,500	2,500
Georgia GO	5.000%	9/1/20	175	179
Georgia GO	5.000%	7/1/21	1,300	1,376
Georgia GO	5.000%	7/1/21	3,145	3,328
Georgia GO	5.000%	10/1/21	250	267
Georgia GO	5.000%	2/1/22	125	135
Georgia GO	5.000%	7/1/22	3,740	4,111
Georgia GO	4.000%	10/1/22	4,945	5,356
Georgia GO	4.500%	11/1/22	210	223
Georgia GO	5.000%	1/1/23	1,000	1,120
Georgia GO	5.000%	2/1/23	6,225	6,990
Georgia GO	4.000%	1/1/25	1,145	1,318
Georgia GO	5.000%	1/1/25	375	420
Georgia GO	5.000%	2/1/25	1,185	1,425
Georgia GO	5.000%	2/1/26	1,175	1,458
Georgia GO	5.000%	2/1/27	5,035	6,224
Georgia GO	5.000%	2/1/27	725	923
Georgia GO	5.000%	7/1/27	240	263
Georgia GO	5.000%	2/1/28	190	234
Georgia GO	5.000%	7/1/28	120	152
Georgia GO	5.000%	2/1/29	420	517
Georgia GO	5.000%	7/1/29	2,615	3,518
Georgia GO	5.000%	7/1/30	5,570	7,444

Georgia GO	5.000%	7/1/32	1,465	1,897
Georgia GO	4.000%	7/1/34	3,325	3,938
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	730	783
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	1,425	1,502
Gwinnett County GA School District GO	5.000%	8/1/21	1,680	1,784
Gwinnett County GA School District GO	5.000%	8/1/22	1,125	1,240
Gwinnett County GA School District GO	5.000%	2/1/31	1,050	1,273
Gwinnett County GA School District GO	5.000%	8/1/20 (ETM)	1,235	1,260
Gwinnett County GA School District GO	5.000%	8/1/20	2,005	2,046
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/20 (14)	1,770	1,800
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	3.000%	7/1/22	1,200	1,261
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/29	1,880	2,249
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	2,100	2,589
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	750	900
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	3,600	4,321
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	2,210	2,461
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	2,395	2,674
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	600	684
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/49	3,120	3,663
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/59	2,155	2,505
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	4.000%	1/1/44 (4)	1,000	1,112
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/56	1,000	1,176
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	4.000%	1/1/59	1,000	1,077
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/63	3,000	3,507
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	4.000%	1/1/49	3,000	3,257
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/59	1,000	1,168
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	2,280	2,359
Paulding County GA Water & Sewerage
Revenue	3.000%	12/1/48	100	103
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	1,500	2,015
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/46	1,250	1,499
Private Colleges & University Authority of
Georgia Revenue (Savannah College of Art &
Design)	5.000%	4/1/44	575	648
Sandy Springs GA Public Facilities Authority
(City Center Project)	4.000%	5/1/47	190	212
				141,956
Hawaii (1.0%)
Hawaii Airports System Revenue	5.000%	7/1/34	100	102
Hawaii Airports System Revenue	5.000%	7/1/39	140	142
Hawaii GO	5.000%	2/1/20	2,525	2,525

Hawaii GO	5.000%	8/1/21	3,000	3,184
Hawaii GO	5.000%	11/1/21	160	171
Hawaii GO	5.000%	12/1/21 (Prere.)	90	97
Hawaii GO	5.000%	12/1/21 (Prere.)	135	145
Hawaii GO	5.000%	12/1/21 (Prere.)	125	134
Hawaii GO	5.000%	12/1/21 (Prere.)	65	70
Hawaii GO	5.000%	12/1/21 (Prere.)	260	280
Hawaii GO	5.000%	12/1/21 (Prere.)	195	210
Hawaii GO	5.000%	12/1/21 (Prere.)	100	108
Hawaii GO	5.000%	12/1/21 (Prere.)	490	527
Hawaii GO	5.000%	12/1/21 (Prere.)	460	495
Hawaii GO	5.000%	10/1/22	5,360	5,943
Hawaii GO	5.000%	8/1/23 (Prere.)	40	46
Hawaii GO	5.000%	8/1/23	890	1,016
Hawaii GO	5.000%	8/1/23 (Prere.)	80	91
Hawaii GO	5.000%	10/1/23	2,090	2,401
Hawaii GO	5.000%	10/1/23	910	1,045
Hawaii GO	5.000%	1/1/24	7,560	8,758
Hawaii GO	5.000%	8/1/24	265	313
Hawaii GO	5.000%	8/1/24	1,005	1,147
Hawaii GO	5.000%	10/1/24	555	659
Hawaii GO	5.000%	8/1/25	865	1,022
Hawaii GO	5.000%	8/1/25	695	821
Hawaii GO	5.000%	10/1/26	275	336
Hawaii GO	5.000%	10/1/27	235	295
Hawaii GO	5.000%	1/1/28	4,500	5,819
Hawaii GO	4.000%	4/1/28	155	181
Hawaii GO	5.000%	8/1/28	80	94
Hawaii GO	5.000%	8/1/28	2,000	2,274
Hawaii GO	5.000%	10/1/28	225	281
Hawaii GO	5.000%	1/1/29	5,200	6,684
Hawaii GO	4.000%	4/1/29	1,750	2,031
Hawaii GO	5.000%	8/1/29	770	904
Hawaii GO	5.000%	8/1/30	3,355	3,923
Hawaii GO	5.000%	8/1/30	45	51
Hawaii GO	5.000%	10/1/30	810	1,030
Hawaii GO	4.000%	5/1/32	500	582
Hawaii GO	4.000%	1/1/34	2,675	3,131
Hawaii GO	4.000%	10/1/34	2,510	2,826
Hawaii GO	3.000%	4/1/36	165	174
Honolulu HI City & County GO	5.000%	10/1/21	885	945
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	525	584
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	300	334
Honolulu HI City & County GO	5.000%	10/1/37	705	845
Honolulu HI City & County GO	5.000%	9/1/41	3,750	4,714
Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/21 (Prere.)	250	265
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/22 (Prere.)	185	203
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/31	335	385
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/33	600	684
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/40	1,485	1,765
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/45	355	420

Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/49	4,250	4,895
				78,107
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/26	1,000	1,236

Illinois (4.7%)
Chicago IL Board of Education GO	5.750%	4/1/33	100	123
Chicago IL Board of Education GO	5.750%	4/1/34	100	123
Chicago IL Board of Education GO	5.750%	4/1/35	650	795
Chicago IL Board of Education GO	5.000%	4/1/42	2,000	2,331
Chicago IL Board of Education GO	5.000%	4/1/46	1,000	1,158
Chicago IL Board of Education GO	6.000%	4/1/46	2,415	2,930
Chicago IL GO	5.000%	1/1/22 (ETM)	85	91
Chicago IL GO	5.000%	1/1/22	40	43
Chicago IL GO	5.000%	1/1/23 (ETM)	10	11
Chicago IL GO	5.000%	1/1/23	25	27
Chicago IL GO	5.000%	1/1/24	715	801
Chicago IL GO	5.000%	1/1/25 (14)	305	306
Chicago IL GO	5.000%	1/1/25	3,260	3,737
Chicago IL GO	5.000%	1/1/26	495	579
Chicago IL GO	5.000%	1/1/27 (4)	190	190
Chicago IL GO	5.000%	1/1/28 (4)	95	95
Chicago IL GO	5.250%	1/1/28	160	185
Chicago IL GO	5.000%	1/1/29 (4)	95	95
Chicago IL GO	0.000%	1/1/30 (14)	410	314
Chicago IL GO	4.750%	1/1/30 (4)	515	516
Chicago IL GO	5.625%	1/1/30	1,225	1,501
Chicago IL GO	5.625%	1/1/31	200	244
Chicago IL GO	5.000%	1/1/32 (14)	65	65
Chicago IL GO	5.500%	1/1/33	510	592
Chicago IL GO	5.750%	1/1/33	515	629
Chicago IL GO	5.500%	1/1/34	150	174
Chicago IL GO	5.500%	1/1/34	310	360
Chicago IL GO	5.000%	1/1/35	700	774
Chicago IL GO	4.750%	1/1/36 (4)	175	175
Chicago IL GO	6.000%	1/1/38	3,675	4,538
Chicago IL GO	5.000%	1/1/39	5,000	5,939
Chicago IL GO	5.500%	1/1/39	335	386
Chicago IL GO	5.000%	1/1/40	2,800	2,879
Chicago IL GO	5.000%	1/1/44	6,060	7,111
Chicago IL GO	5.500%	1/1/49	1,000	1,214
Chicago IL Housing Authority Revenue	5.000%	1/1/30	1,250	1,549
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/24	275	325
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/25	110	134
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/25	4,370	5,310
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/26	215	267
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/27	795	986
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/27	1,435	1,781
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	340	414

Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	534
Chicago IL Midway Airport Revenue	5.000%	1/1/25	75	84
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	69
Chicago IL Midway Airport Revenue	5.000%	1/1/41	390	458
Chicago IL Midway Airport Revenue	5.000%	1/1/46	485	566
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	100	104
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/21 (Prere.)	1,530	1,596
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/21 (Prere.)	1,845	1,927
Chicago IL O'Hare International Airport Revenue	6.000%	1/1/21 (Prere.)	100	105
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	2,110	2,218
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	185	213
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	175	208
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	100	119
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	500	592
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	85	101
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	1,695	1,825
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	2,180	2,574
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	500	600
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	500	599
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	605	713
Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	75	85
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	50	50
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	585	609
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	400	477
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	240	290
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	2,000	2,241
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	650	784
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	525	579
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	505	526
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/41	2,000	2,363
Chicago IL O'Hare International Airport Revenue	4.250%	1/1/42 (15)	50	57
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/44	350	386
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/46	590	684
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/47	4,130	4,912
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/52	7,780	9,210
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/53	10,000	12,223
Chicago IL Park District GO	5.000%	1/1/36	1,845	2,162
Chicago IL Park District GO	4.000%	1/1/41 (15)	1,000	1,071
Chicago IL Public Building Commission GO	5.250%	3/1/33 (2)	165	209
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/49	250	286
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51 (4)	500	583
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51	500	581
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28 (14)	330	277
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	150	168
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42 (4)	2,500	2,986
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47	500	571
Chicago IL Waterworks Revenue	5.000%	11/1/28	860	1,030
Chicago IL Waterworks Revenue	5.000%	11/1/29	50	55
Chicago IL Waterworks Revenue	5.000%	11/1/30	250	297
Chicago IL Waterworks Revenue	5.000%	11/1/44	405	454
Cook County IL Community College District GO	5.500%	12/1/38	200	221
Cook County IL Community College District GO	5.000%	12/1/47 (15)	500	580
Cook County IL GO	5.250%	11/15/22	360	371

Cook County IL GO	5.000%	11/15/23	335	377
Cook County IL GO	5.000%	11/15/24	430	471
Cook County IL GO	5.250%	11/15/24	200	213
Cook County IL GO	5.000%	11/15/25	295	323
Cook County IL GO	5.250%	11/15/25	100	107
Cook County IL GO	5.000%	11/15/26	135	164
Cook County IL GO	5.000%	11/15/28	85	87
Cook County IL GO	5.250%	11/15/28	1,175	1,250
Cook County IL GO	4.000%	11/15/29	215	226
Cook County IL GO	5.000%	11/15/31	500	593
Cook County IL GO	5.250%	11/15/33	3,000	3,088
Cook County IL Sales Tax Revenue	5.000%	11/15/37	375	404
Evanston IL GO	3.500%	12/1/38	645	686
Evanston IL GO	3.500%	12/1/39 (15)	755	813
Illinois Finance Authority Revenue (DePaul
University)	6.125%	4/1/21 (Prere.)	300	318
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	140	161
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/32	90	94
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/33	50	52
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/51	715	752
Illinois GO	4.000%	2/1/20	100	100
Illinois GO	5.000%	2/1/20	2,865	2,865
Illinois GO	5.000%	7/1/20	125	127
Illinois GO	5.000%	8/1/20 (4)	650	662
Illinois GO	4.000%	9/1/20	135	137
Illinois GO	5.000%	11/1/20	1,675	1,720
Illinois GO	4.000%	1/1/21	310	317
Illinois GO	5.000%	1/1/21	865	893
Illinois GO	5.250%	1/1/21	275	285
Illinois GO	4.000%	2/1/21	100	103
Illinois GO	5.000%	2/1/21	5,000	5,177
Illinois GO	5.000%	5/1/21	3,240	3,380
Illinois GO	5.000%	7/1/21	375	393
Illinois GO	5.000%	8/1/21	3,345	3,516
Illinois GO	5.000%	10/1/21	2,375	2,508
Illinois GO	5.000%	11/1/21	10,570	11,192
Illinois GO	5.000%	12/1/21	600	637
Illinois GO	5.000%	1/1/22	800	802
Illinois GO	5.000%	2/1/22	1,050	1,118
Illinois GO	5.000%	2/1/22	240	256
Illinois GO	5.000%	5/1/22	55	59
Illinois GO	5.000%	5/1/22	2,500	2,682
Illinois GO	5.250%	5/1/22	3,830	4,130
Illinois GO	5.000%	7/1/22	175	189
Illinois GO	5.000%	8/1/22 (4)	200	218
Illinois GO	4.000%	9/1/22	365	386
Illinois GO	5.000%	2/1/23	220	240
Illinois GO	5.000%	2/1/23	200	218
Illinois GO	5.000%	5/1/23	225	247
Illinois GO	5.000%	7/1/23	580	641
Illinois GO	5.000%	10/1/23	1,200	1,335
Illinois GO	5.000%	11/1/23	2,500	2,781
Illinois GO	5.000%	12/1/23	2,000	2,234

Illinois GO	5.000%	1/1/24	290	291
Illinois GO	5.000%	2/1/24	125	140
Illinois GO	5.500%	7/1/24	600	672
Illinois GO	5.000%	11/1/24	3,000	3,413
Illinois GO	5.000%	2/1/25	100	115
Illinois GO	5.000%	3/1/25	390	415
Illinois GO	5.500%	7/1/25	470	526
Illinois GO	4.000%	8/1/25	580	607
Illinois GO	5.000%	8/1/25	60	65
Illinois GO	5.000%	11/1/25	5,500	6,391
Illinois GO	5.000%	5/1/26	150	169
Illinois GO	5.500%	7/1/26	470	526
Illinois GO	5.000%	11/1/26	5,000	5,918
Illinois GO	5.000%	1/1/27	520	607
Illinois GO	5.000%	2/1/27	50	56
Illinois GO	5.000%	5/1/27	250	280
Illinois GO	5.000%	6/1/27	250	294
Illinois GO	5.000%	10/1/27	650	786
Illinois GO	5.000%	11/1/27	8,000	9,615
Illinois GO	5.250%	7/1/28	100	110
Illinois GO	5.000%	9/1/28	210	257
Illinois GO	5.000%	10/1/28	2,500	3,066
Illinois GO	5.000%	11/1/28	8,555	10,240
Illinois GO	5.250%	2/1/29	2,500	2,799
Illinois GO	5.000%	5/1/29	125	139
Illinois GO	5.250%	7/1/29	295	325
Illinois GO	5.000%	10/1/29	1,000	1,216
Illinois GO	5.000%	11/1/29	5,500	6,544
Illinois GO	4.000%	2/1/31 (4)	250	281
Illinois GO	5.250%	2/1/31	100	111
Illinois GO	5.000%	3/1/32	50	53
Illinois GO	5.000%	10/1/33	3,465	4,156
Illinois GO	4.000%	12/1/33	925	1,018
Illinois GO	5.000%	1/1/34	665	699
Illinois GO	5.000%	5/1/35	150	166
Illinois GO	5.000%	12/1/35	1,500	1,773
Illinois GO	5.000%	5/1/36	365	402
Illinois GO	5.500%	7/1/38	1,125	1,241
Illinois GO	5.000%	2/1/39	285	311
Illinois GO	5.000%	5/1/39	555	609
Illinois GO	5.000%	5/1/39	2,000	2,347
Illinois GO	4.000%	11/1/39	5,000	5,503
Illinois GO	5.000%	1/1/41	100	113
Illinois GO	4.000%	6/1/41	60	64
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/22	100	108
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/23	230	256
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/29	40	47
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/31	1,000	1,178
Illinois Municipal Electric Agency Power Supply
System Revenue	4.000%	2/1/33	250	276
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/21 (4)	120	127

Illinois Regional Transportation Authority
Revenue	6.500%	7/1/26 (14)	170	215
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/34 (4)	175	250
Illinois Sales Tax Revenue	5.000%	6/15/20	270	273
Illinois Sales Tax Revenue	5.000%	6/15/20	400	405
Illinois Sales Tax Revenue	4.000%	6/15/21	350	351
Illinois Sales Tax Revenue	5.000%	6/15/21	830	866
Illinois Sales Tax Revenue	5.000%	6/15/22	975	1,046
Illinois Sales Tax Revenue	5.000%	6/15/22	650	697
Illinois Sales Tax Revenue	5.000%	6/15/23	310	341
Illinois Sales Tax Revenue	5.000%	6/15/24	1,110	1,223
Illinois Sales Tax Revenue	5.000%	6/15/25	315	347
Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,681
Illinois Sports Facility Authority Revenue	0.000%	6/15/26 (2)	445	392
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	990	1,125
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	100	104
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	150	161
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,000	2,226
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	100	115
Illinois Toll Highway Authority Revenue	5.000%	1/1/26	2,000	2,445
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	2,500	3,122
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	637
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	500	651
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	500	663
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	500	656
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	209
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	1,175	1,407
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	1,600	1,988
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	750	873
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	1,000	1,194
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	1,800	2,231
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	1,275	1,446
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	436
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,000	1,133
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	120	143
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	4,960	5,456
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	235	266
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	1,050	1,233
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	3,180	3,772
Illinois Toll Highway Authority Revenue	5.000%	1/1/44	10,600	13,264
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	755	651
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/28 (14)	205	169
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	55
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	150	118
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/32 (14)	125	89
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/35 (14)	300	192
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/36 (14)	2,375	1,494
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	2,575	1,497

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	615	285
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/47 (4)	380	170
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/20 (14)	415	413
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.650%	6/15/22 (ETM)	30	33
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.650%	6/15/22 (14)	265	289
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/23 (ETM)	5	5
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/23 (14)	235	220
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/30 (14)	250	190
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	485	361
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	430	311
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/33 (14)	360	251
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/34 (14)	250	168
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/34 (14)	1,655	1,097
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	655	395
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/43 (4)	550	282
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/44 (4)	520	258
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/45 (4)	340	163
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/45	750	903
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	4.000%	6/15/50	6,000	6,599

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50 (4)	350	355
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50	6,000	7,204
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51 (4)	850	325
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56	5,000	1,414
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56 (4)	5,500	1,799
1 Metropolitan Pier & Exposition Authority Illinois,
4.700% coupon rate effective 6/15/2031	0.000%	12/15/37	1,500	1,212
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/27	1,355	1,660
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/30	1,500	1,816
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/32	175	197
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/35	185	206
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	2,565	3,015
Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/40	2,350	2,835
Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/48	2,615	3,119
Sangamon County IL Water Reclamation District
GO	5.000%	1/1/44	5,000	6,038
Springfield IL Electric Revenue	5.000%	3/1/33	500	582
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	190	141
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	90	64
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	300	206
Will County IL GO	5.000%	11/15/45	2,000	2,289
				358,706
Indiana (0.5%)
Carmel IN Redevelopment Authority	4.000%	2/1/38	675	709
Indiana Finance Authority Highway Revenue	5.000%	12/1/21	280	301
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	2,735	3,157
Indiana Finance Authority Highway Revenue	5.000%	12/1/25	1,175	1,446
Indiana Finance Authority Highway Revenue	5.000%	6/1/29	390	520
Indiana Finance Authority Revenue	5.000%	2/1/20	310	310
Indiana Finance Authority Revenue	5.000%	2/1/24	260	302
Indiana Finance Authority Revenue	5.000%	2/1/25	260	312
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	175	211
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	220	265
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/37	320	385
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/21 (Prere.)	2,055	2,139

Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	2,065	2,208
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	250	265
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41 (14)	4,960	5,931
Indiana Municipal Power Agency Revenue	5.000%	1/1/37	110	133
Indiana Municipal Power Agency Revenue	4.000%	1/1/42	110	122
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	2,150	2,565
Indianapolis Department of Public Utilities Water
System Revenue	5.000%	10/1/34	1,000	1,285
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/49	3,000	3,724
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	2,154
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/24 (14)	1,355	1,571
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	1/15/30	345	383
Tippecanoe County IN School Building Corp.
Revenue	5.000%	7/15/35	2,000	2,552
Tippecanoe County IN School Building Corp.
Revenue	5.000%	7/15/36	3,000	3,814
				36,764
Iowa (0.1%)
Des Moines IA Stormwater Utility Special
Assessment Revenue	3.250%	6/1/34	1,990	2,127
Iowa Finance Authority Revenue	5.000%	8/1/20	470	480
Iowa Finance Authority Revenue	5.000%	8/1/42	2,665	3,269
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/46	3,000	3,615
Iowa Special Obligation Revenue	4.000%	6/1/26	420	497
Iowa Special Obligation Revenue	5.000%	6/1/27	125	155
Iowa Special Obligation Revenue	5.000%	6/1/28	835	1,035
				11,178
Kansas (0.2%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	250	256
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/21	1,200	1,277
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/24	745	881
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	260	318
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	185	219
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	335	409
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	1,735	2,110
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/30	750	906
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/34	240	287

Kansas Development Finance Authority
Revenue (Kansas Department of Health &
Environment)	5.000%	3/1/21	545	547
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/25	1,855	2,194
Seward County KS Unified School District No.
480 GO	5.000%	9/1/22 (Prere.)	410	453
Seward County KS Unified School District No.
480 GO	5.000%	9/1/29	1,000	1,202
Seward County KS Unified School District No.
480 GO	5.000%	9/1/39	90	99
Wyandotte County KS Unified School District
No. 500 GO	4.125%	9/1/37	765	867
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/32	1,715	1,877
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	4.250%	9/1/39	525	573
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/40	75	87
				14,562
Kentucky (0.5%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/25	395	451
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/26	890	1,042
Kentucky Bond Development Corp. Revenue
(Lexington Center Corporation Project)	4.000%	9/1/48	4,045	4,518
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/48	2,000	2,408
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/23 (14)	650	733
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	135	147
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	150	174
Kentucky Property & Building Commission
Revenue	5.000%	5/1/20	2,500	2,524
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21 (14)	7,000	7,409
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	170	173
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	600	657
Kentucky Property & Building Commission
Revenue	5.000%	11/1/22	1,800	1,985
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	770	870
Kentucky Property & Building Commission
Revenue	5.000%	8/1/24	100	116
Kentucky Property & Building Commission
Revenue	5.000%	11/1/27	2,230	2,746
Kentucky Property & Building Commission
Revenue	5.000%	5/1/29	750	926
Kentucky Property & Building Commission
Revenue	5.000%	4/1/30	2,050	2,517

Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	227
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/27	600	735
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/30	6,250	6,687
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/34	3,195	3,415
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	3.000%	5/15/46	610	616
				41,076
Louisiana (0.8%)
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project)	4.000%	8/1/44	5,000	5,734
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/39	8,325	9,710
East Baton Rouge Parish LA Sewer
Commission Revenue	4.000%	2/1/40	1,995	2,304
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	100	101
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	130	142
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23	625	707
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/26	795	988
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/20 (Prere.)	855	864
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22	2,405	2,623
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22 (Prere.)	155	169
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	470	512
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	1,335	1,454
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	1,095	1,257
Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	2,325	2,607
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/40	4,500	5,525
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41	5,830	6,812
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/45	1,000	1,117
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45	2,210	2,682
Louisiana GO	5.000%	7/15/20	515	524
Louisiana GO	5.000%	7/15/23	2,040	2,241
Louisiana GO	5.000%	7/15/24	475	522
Louisiana GO	5.000%	8/1/25	50	59
Louisiana GO	5.000%	8/1/27	500	621
Louisiana GO	4.000%	5/15/29	610	665
Louisiana GO	4.000%	2/1/33	5,020	5,526
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/43	100	110
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/44	400	448
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/51	150	173

Louisiana Public Facilities Authority Lease
Revenue	4.000%	1/1/56	100	107
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/56	2,290	2,634
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.000%	10/1/41	865	903
				59,841
Maine (0.0%)
Maine GO	5.000%	6/1/21	500	527

Maryland (2.4%)
Baltimore MD Project Revenue	5.000%	7/1/38	60	68
Baltimore MD Project Revenue	5.000%	7/1/38	810	921
Baltimore MD Project Revenue	5.000%	7/1/41	660	694
Baltimore MD Project Revenue	5.000%	7/1/44	200	231
Baltimore MD Project Revenue	5.000%	7/1/49	2,500	3,134
Howard County MD GO	5.000%	2/15/27	845	1,076
Howard County MD GO	3.000%	2/15/30	100	105
Maryland Department of Transportation
Revenue	5.000%	12/15/20	2,550	2,642
Maryland Department of Transportation
Revenue	4.000%	9/1/21	1,000	1,050
Maryland Department of Transportation
Revenue	5.000%	9/1/22	130	144
Maryland Department of Transportation
Revenue	5.000%	10/1/22	1,250	1,387
Maryland Department of Transportation
Revenue	5.000%	2/15/23	1,780	2,001
Maryland Department of Transportation
Revenue	5.000%	9/1/23	1,080	1,238
Maryland Department of Transportation
Revenue	5.000%	9/1/24	950	1,127
Maryland Department of Transportation
Revenue	4.000%	12/15/26	150	168
Maryland Department of Transportation
Revenue	5.000%	9/1/27	2,000	2,576
Maryland Department of Transportation
Revenue	4.000%	11/1/27	575	656
Maryland Department of Transportation
Revenue	4.000%	12/15/27	135	151
Maryland Department of Transportation
Revenue	5.000%	10/1/28	7,000	8,993
Maryland Department of Transportation
Revenue	3.000%	12/15/30	755	797
Maryland Department of Transportation
Revenue	3.500%	10/1/33	1,100	1,217
Maryland GO	4.000%	3/15/20 (Prere.)	1,455	1,460
Maryland GO	4.000%	3/15/20 (Prere.)	125	125
Maryland GO	5.000%	6/1/20	135	137
Maryland GO	4.000%	8/1/20 (Prere.)	1,570	1,594
Maryland GO	5.000%	8/1/20	625	638
Maryland GO	5.000%	8/1/20	1,000	1,021
Maryland GO	5.000%	8/1/20	5,750	5,868
Maryland GO	5.000%	8/1/20 (Prere.)	520	531
Maryland GO	5.250%	8/1/20	2,000	2,043
Maryland GO	5.000%	3/1/21 (Prere.)	1,400	1,462
Maryland GO	5.000%	3/1/21 (Prere.)	1,865	1,948

Maryland GO	5.000%	3/1/21 (Prere.)	1,480	1,546
Maryland GO	5.000%	3/1/21	125	131
Maryland GO	4.500%	8/1/21	435	459
Maryland GO	5.000%	8/1/21	7,495	7,960
Maryland GO	5.000%	8/1/21	150	159
Maryland GO	5.000%	8/1/21 (Prere.)	100	106
Maryland GO	5.000%	8/1/21 (Prere.)	460	488
Maryland GO	5.000%	8/1/21 (Prere.)	100	106
Maryland GO	4.000%	3/1/22 (Prere.)	1,300	1,384
Maryland GO	5.000%	3/1/22	1,000	1,086
Maryland GO	5.000%	3/1/22 (Prere.)	250	271
Maryland GO	5.000%	6/1/22	840	920
Maryland GO	5.000%	8/1/22 (Prere.)	350	386
Maryland GO	5.000%	8/1/22	4,925	5,430
Maryland GO	5.000%	8/1/22 (Prere.)	840	926
Maryland GO	5.000%	8/1/22	2,420	2,668
Maryland GO	5.000%	8/1/22	10,505	11,583
Maryland GO	5.000%	3/1/23 (Prere.)	2,130	2,398
Maryland GO	5.000%	3/1/23 (Prere.)	1,200	1,351
Maryland GO	5.000%	3/1/23 (Prere.)	730	822
Maryland GO	5.000%	3/1/23	215	242
Maryland GO	5.000%	3/15/23	8,050	9,076
Maryland GO	5.000%	6/1/23	505	574
Maryland GO	5.000%	8/1/23	2,275	2,600
Maryland GO	5.000%	8/1/23 (Prere.)	115	131
Maryland GO	5.000%	8/1/23	175	200
Maryland GO	5.000%	3/15/24	1,500	1,751
Maryland GO	4.000%	8/1/24	1,845	2,101
Maryland GO	5.000%	8/1/24	245	290
Maryland GO	5.000%	8/1/24	5,175	6,120
Maryland GO	5.000%	3/15/25	1,750	2,113
Maryland GO	4.000%	6/1/25	4,180	4,739
Maryland GO	5.000%	3/15/26	1,365	1,700
Maryland GO	5.000%	6/1/26	1,310	1,541
Maryland GO	4.000%	8/1/26	1,000	1,105
Maryland GO	5.000%	8/1/26	4,745	5,967
Maryland GO	5.000%	8/1/26	2,030	2,553
Maryland GO	3.000%	3/1/27	350	357
Maryland GO	5.000%	3/15/27	1,630	2,081
Maryland GO	4.000%	6/1/27	1,020	1,150
Maryland GO	4.000%	8/1/27	960	1,058
Maryland GO	5.000%	8/1/27	3,200	4,121
Maryland GO	5.000%	8/1/27	685	882
Maryland GO	3.000%	3/1/28	295	301
Maryland GO	4.000%	6/1/28	2,120	2,382
Maryland GO	5.000%	8/1/28	1,415	1,865
Maryland GO	5.000%	3/15/29	3,025	3,936
Maryland GO	4.000%	8/1/29	1,100	1,207
Maryland GO	3.000%	3/1/30	200	209
Maryland GO	4.000%	3/15/30	560	661
Maryland GO	5.000%	8/1/31	1,220	1,625
Maryland GO	4.000%	8/1/32	6,645	7,987
Maryland Stadium Authority Revenue (Baltimore
City Public Schools Construction &
Revitalization Program Revenue Bonds)	5.000%	5/1/41	2,650	3,189

Maryland Stadium Authority Revenue (Baltimore
City Public Schools Construction &
Revitalization Program Revenue Bonds)	5.000%	5/1/42	1,000	1,231
Maryland Stadium Authority Revenue (Baltimore
City Public Schools Construction &
Revitalization Program Revenue Bonds)	5.000%	5/1/46	950	1,135
Maryland Transportation Authority Facilities
Projects Revenue	4.000%	7/1/26	1,200	1,289
Montgomery County MD GO	5.000%	7/1/21	245	259
Montgomery County MD GO	5.000%	11/1/23	2,955	3,406
Montgomery County MD GO	5.000%	11/1/24 (Prere.)	755	900
Montgomery County MD GO	5.000%	11/1/24 (Prere.)	115	137
Montgomery County MD GO	5.000%	11/1/24	100	119
Montgomery County MD GO	5.000%	11/1/25	1,080	1,288
Montgomery County MD GO	5.000%	10/1/27	3,020	3,904
Prince George MD Consolidated Public
Improvement GO	4.000%	7/15/30	5,145	6,222
Prince George MD Consolidated Public
Improvement GO	3.000%	7/15/35	1,620	1,782
Prince George MD Consolidated Public
Improvement GO	3.000%	7/15/36	1,980	2,163
				187,032
Massachusetts (4.8%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/20	3,690	3,753
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/21	2,730	2,897
Massachusetts Bay Transportation Authority
Assessment Revenue	4.050%	7/1/41	50	53
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	8,025	8,731
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/25	890	1,084
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/25	165	201
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/28	2,750	3,607
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	155	213
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,000	1,123
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	1,545	1,570
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	2,470	2,934
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/41	3,650	4,493
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	3,225	3,803
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	1,500	1,844
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/50	4,275	6,967
Massachusetts Development Finance Agency
Revenue (Boston College)	4.000%	7/1/42	930	1,046
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	850	935

Massachusetts Development Finance Agency
Revenue (Dartmouth Student Housing
Project)	5.000%	10/1/48	1,185	1,404
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	4,665	4,783
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	1,030	1,171
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	500	583
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/30	780	928
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/32	980	1,156
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	500	576
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	1,130	1,163
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/22	310	341
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/24	150	177
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/29	1,000	1,178
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	1,360	1,995
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/40	1,315	1,981
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/29	500	613
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/48	3,000	3,586
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	380	425
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	75	88
Massachusetts Federal Highway Revenue	5.000%	6/15/26	1,055	1,283
Massachusetts GO	5.000%	4/1/20	2,500	2,516
Massachusetts GO	5.000%	8/1/20	7,730	7,887
Massachusetts GO	5.250%	8/1/20	165	169
Massachusetts GO	5.250%	8/1/20 (4)	5,000	5,108
Massachusetts GO	5.500%	10/1/20 (14)	3,200	3,297
Massachusetts GO	5.000%	4/1/21 (Prere.)	100	105
Massachusetts GO	5.000%	4/1/21 (Prere.)	200	210
Massachusetts GO	4.500%	8/1/21 (Prere.)	10,000	10,543
Massachusetts GO	5.000%	8/1/21 (Prere.)	310	329
Massachusetts GO	5.250%	8/1/21	75	80
Massachusetts GO	5.250%	9/1/21 (4)	560	598
Massachusetts GO	5.000%	10/1/21 (Prere.)	150	160
Massachusetts GO	4.000%	12/1/21 (Prere.)	2,565	2,712
Massachusetts GO	4.250%	12/1/21 (Prere.)	1,540	1,635
Massachusetts GO	4.500%	12/1/21 (Prere.)	4,000	4,265
Massachusetts GO	5.000%	12/1/21 (Prere.)	1,010	1,086
Massachusetts GO	5.000%	3/1/22	1,935	2,100
Massachusetts GO	5.000%	7/1/22	760	835
Massachusetts GO	5.000%	7/1/22	4,000	4,396
Massachusetts GO	5.000%	7/1/22 (Prere.)	4,000	4,396
Massachusetts GO	5.000%	7/1/22 (Prere.)	450	495

Massachusetts GO	5.000%	7/1/22 (Prere.)	160	176
Massachusetts GO	5.000%	7/1/22 (Prere.)	1,585	1,742
Massachusetts GO	5.000%	8/1/22	1,145	1,262
Massachusetts GO	5.000%	8/1/22	2,705	2,982
Massachusetts GO	5.250%	8/1/22	345	382
Massachusetts GO	5.000%	9/1/22 (Prere.)	1,000	1,106
Massachusetts GO	5.000%	10/1/22	405	449
Massachusetts GO	5.000%	11/1/22 (Prere.)	1,000	1,112
Massachusetts GO	5.000%	11/1/22 (Prere.)	205	228
Massachusetts GO	5.000%	11/1/22 (Prere.)	300	334
Massachusetts GO	5.000%	3/1/23	535	602
Massachusetts GO	5.000%	7/1/23	770	877
Massachusetts GO	5.000%	7/1/23	460	524
Massachusetts GO	5.000%	8/1/23	340	388
Massachusetts GO	5.250%	8/1/23	975	1,122
Massachusetts GO	5.000%	7/1/24	5,840	6,882
Massachusetts GO	5.000%	12/1/24	3,930	4,696
Massachusetts GO	4.000%	5/1/25	1,000	1,100
Massachusetts GO	5.000%	7/1/25	325	396
Massachusetts GO	5.000%	7/1/25	1,635	1,991
Massachusetts GO	5.000%	8/1/25	345	421
Massachusetts GO	5.250%	9/1/25 (4)	555	687
Massachusetts GO	5.000%	10/1/25	235	288
Massachusetts GO	5.000%	10/1/25	1,720	2,111
Massachusetts GO	5.000%	7/1/26	1,845	2,313
Massachusetts GO	5.000%	10/1/26	510	643
Massachusetts GO	5.000%	7/1/27	860	1,103
Massachusetts GO	5.000%	7/1/27	1,025	1,315
Massachusetts GO	4.000%	10/1/27	225	229
Massachusetts GO	5.000%	7/1/29	485	604
Massachusetts GO	4.000%	11/1/29	110	119
Massachusetts GO	5.000%	5/1/30	1,500	1,696
Massachusetts GO	5.000%	7/1/30	505	611
Massachusetts GO	5.500%	8/1/30 (2)	645	895
Massachusetts GO	4.000%	7/1/31	250	267
Massachusetts GO	5.000%	7/1/31	4,610	5,706
Massachusetts GO	5.000%	9/1/31	16,770	19,773
Massachusetts GO	4.000%	4/1/33	1,140	1,292
Massachusetts GO	5.000%	7/1/33	100	121
Massachusetts GO	4.000%	9/1/33	8,575	9,954
Massachusetts GO	5.000%	2/1/35	120	150
Massachusetts GO	5.000%	7/1/35	1,000	1,202
Massachusetts GO	5.000%	8/1/35	100	106
Massachusetts GO	4.000%	9/1/35	655	757
Massachusetts GO	3.375%	10/1/35	200	203
Massachusetts GO	3.000%	11/1/35	5,495	5,907
Massachusetts GO	5.000%	12/1/35	120	149
Massachusetts GO	5.000%	1/1/36	890	1,141
Massachusetts GO	5.000%	7/1/36	940	1,128
Massachusetts GO	4.000%	9/1/37	200	226
Massachusetts GO	4.000%	9/1/37	100	115
Massachusetts GO	5.000%	12/1/38	750	929
Massachusetts GO	4.000%	5/1/40	150	161
Massachusetts GO	5.000%	3/1/41	3,200	3,667
Massachusetts GO	3.000%	4/1/41	645	667
Massachusetts GO	5.000%	11/1/41	1,950	2,451
Massachusetts GO	5.000%	5/1/43	3,150	3,987

Massachusetts GO	5.000%	1/1/44	3,175	3,900
Massachusetts GO	4.000%	2/1/44	500	561
Massachusetts GO	3.000%	4/1/44	635	653
Massachusetts GO	5.000%	7/1/45	400	473
Massachusetts GO	5.000%	11/1/45	855	1,068
Massachusetts GO	4.000%	2/1/46	1,000	1,118
Massachusetts GO	5.000%	3/1/46	1,000	1,140
Massachusetts GO	4.000%	4/1/46	1,880	2,063
Massachusetts GO	5.000%	5/1/46	5,000	6,292
Massachusetts GO	3.000%	9/1/46	4,795	4,948
Massachusetts GO	5.250%	4/1/47	200	249
Massachusetts GO	5.000%	1/1/49	7,000	8,715
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	125	181
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/35	750	769
Massachusetts Port Authority Revenue	5.000%	7/1/45	175	206
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	125	133
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21	420	449
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21 (Prere.)	1,330	1,423
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21 (Prere.)	275	294
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/21 (Prere.)	3,575	3,841
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	3,760	4,153
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	4,380	4,840
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,440	3,800
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	315	347
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	3.050%	8/15/28	1,135	1,247
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	1,270	1,400
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	1,500	1,652
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	1,820	2,004
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,000	1,208
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/35	2,450	2,824
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	2/15/43	500	567
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/43	2,375	2,662
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	2,435	2,971
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	7,625	9,507
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/49	20,990	25,094

Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/30 (14)	140	190
Massachusetts Transportation Fund Revenue	5.000%	6/1/26	185	232
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	300	333
Massachusetts Transportation Fund Revenue
(Rail Enhancement & Accelerated Bridge
Program)	5.000%	6/1/42	820	1,012
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	1,750	2,128
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	165
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	3,000	3,061
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	6,820	7,798
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	945	1,119
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (ETM)	15	15
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)(ETM)	10	10
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)(ETM)	25	26
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	295	302
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	1,000	1,062
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	120	127
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/21 (Prere.)	100	107
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/21 (4)	865	925
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/22 (Prere.)	140	154
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/22 (Prere.)	3,750	4,134
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	190	236
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	80	113
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	245	279
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	500	563
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	10,085	12,339
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	1,310	1,387
University of Massachusetts Building Authority
Revenue	5.000%	11/1/22 (Prere.)	295	328
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	4,320	5,163
University of Massachusetts Building Authority
Revenue	5.250%	11/1/42	135	170
				369,282

Michigan (1.3%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	130	165
Detroit MI City School District GO	5.250%	5/1/30 (4)	3,220	4,335
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	170
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	5,000	5,470
Detroit MI Water Supply System Revenue	5.250%	7/1/41	500	526
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/43 (4)	750	898
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/27	155	190
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/33	620	744
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/46	1,775	2,099
Holland MI Electric Utility System Revenue	5.000%	7/1/27	250	264
Holland MI Electric Utility System Revenue	5.000%	7/1/33	780	822
Holland MI Electric Utility System Revenue	5.000%	7/1/39	3,170	3,342
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/28	865	980
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	240	271
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/21 (Prere.)	975	1,031
Lansing MI Board of Water & Light Utility
System Revenue	5.500%	7/1/21 (Prere.)	250	266
Michigan Building Authority Revenue	5.000%	4/15/22	610	664
Michigan Building Authority Revenue	5.000%	4/15/23	335	378
Michigan Building Authority Revenue	5.000%	4/15/28	100	122
Michigan Building Authority Revenue	5.000%	10/15/29	75	85
Michigan Building Authority Revenue	5.000%	10/15/32	2,525	3,088
Michigan Building Authority Revenue	5.000%	4/15/33	485	577
Michigan Building Authority Revenue	5.000%	10/15/33	390	476
Michigan Building Authority Revenue	5.375%	10/15/36	9,855	10,555
Michigan Building Authority Revenue	5.000%	4/15/38	3,080	3,641
Michigan Building Authority Revenue	5.000%	4/15/41	2,500	3,002
Michigan Building Authority Revenue	5.500%	10/15/45	4,460	4,774
Michigan Building Authority Revenue	5.000%	10/15/50	110	129
Michigan Building Authority Revenue	5.000%	10/15/51	500	590
Michigan Finance Authority Revenue	5.000%	4/1/20	300	302
Michigan Finance Authority Revenue	5.000%	4/1/21	250	261
Michigan Finance Authority Revenue	5.000%	4/15/21	1,400	1,468
Michigan Finance Authority Revenue	5.000%	10/1/39	2,910	3,347
Michigan Finance Authority Revenue	5.000%	11/1/43	1,500	1,843
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (4)	6,400	6,507
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	400	471
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	250	294
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	420	493
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	1,000	1,174

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	250	298
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	750	891
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	115	133
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	250	293
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	985	1,153
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	700	820
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	775	906
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	250	269
Michigan Finance Authority Revenue (Great
Lakes Water Authority Water Supply System)	5.000%	7/1/23 (4)	1,645	1,868
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/23	1,250	1,386
Michigan GAN	5.000%	3/15/22	815	884
Michigan GAN	5.000%	3/15/23	3,235	3,638
Michigan GAN	5.000%	3/15/24	405	471
Michigan GAN	5.000%	3/15/25	970	1,165
Michigan GAN	5.000%	3/15/26	680	842
Michigan GAN	5.000%	3/15/27	595	754
Michigan GO	4.000%	5/1/29	3,000	3,516
Michigan State University Revenue	5.000%	8/15/38	3,230	3,598
Michigan State University Revenue	4.000%	2/15/44	1,875	2,160
Michigan State University Revenue	4.000%	2/15/44	3,970	4,603
Michigan State University Revenue	5.000%	2/15/48	1,500	1,865
Michigan Strategic Fund Limited Obligation
Revenue (Cadillac Place Project)	5.250%	10/15/31	315	336
University of Michigan Revenue	5.000%	4/1/23	200	226
University of Michigan Revenue	5.000%	4/1/36	1,360	1,649
University of Michigan Revenue	5.000%	4/1/40	1,000	1,202
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/25	1,325	1,473
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42 (4)	255	279
				102,492
Minnesota (0.8%)
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	500	579
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/25	720	863
Minnesota General Fund Revenue	5.000%	3/1/22	455	494
Minnesota General Fund Revenue	5.000%	3/1/27	835	903
Minnesota General Fund Revenue	5.000%	3/1/29	815	881
Minnesota General Fund Revenue	5.000%	6/1/32	2,070	2,330
Minnesota General Fund Revenue	5.000%	6/1/43	1,980	2,205
Minnesota GO	4.000%	8/1/20 (Prere.)	2,400	2,437
Minnesota GO	5.000%	8/1/20 (Prere.)	2,825	2,882
Minnesota GO	5.000%	8/1/20 (Prere.)	375	383
Minnesota GO	5.000%	8/1/20	500	510
Minnesota GO	5.000%	8/1/20 (Prere.)	5	5
Minnesota GO	5.000%	8/1/20 (Prere.)	1,000	1,020

Minnesota GO	5.000%	8/1/21	505	515
Minnesota GO	5.000%	8/1/21	2,940	3,121
Minnesota GO	5.000%	8/1/21	3,100	3,291
Minnesota GO	5.000%	8/1/22	100	110
Minnesota GO	5.000%	10/1/22	2,000	2,218
Minnesota GO	5.000%	8/1/23	6,400	7,313
Minnesota GO	5.000%	8/1/24	4,170	4,932
Minnesota GO	5.000%	8/1/24	3,360	3,974
Minnesota GO	4.000%	10/1/24	860	957
Minnesota GO	5.000%	10/1/24	1,000	1,189
Minnesota GO	5.000%	8/1/25	4,470	5,462
Minnesota GO	4.000%	10/1/25	1,475	1,642
Minnesota GO	5.000%	8/1/27	2,630	3,198
Minnesota GO	5.000%	8/1/27	3,000	3,760
Minnesota GO	5.000%	8/1/28	2,740	3,614
Minnesota Municipal Power Agency Revenue	5.000%	1/1/24 (Prere.)	415	481
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/23	1,155	1,300
Scott County MN GO	3.000%	12/1/36	1,645	1,764
				64,333
Mississippi (0.2%)
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	500	511
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	715	730
Mississippi GO	5.000%	10/1/20	685	704
Mississippi GO	5.000%	10/1/21 (Prere.)	1,355	1,448
Mississippi GO	5.000%	11/1/21	465	498
Mississippi GO	5.000%	10/1/26	3,295	4,018
Mississippi GO	5.000%	10/1/27	795	1,023
Mississippi GO	5.000%	10/1/28	1,155	1,483
Mississippi GO	5.000%	10/1/34	115	145
Mississippi GO	4.000%	10/1/35	3,675	4,269
Mississippi GO	4.000%	10/1/36	1,240	1,436
				16,265
Missouri (0.4%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	2,100	2,312
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	4.000%	10/1/35	1,800	2,150
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	270	316
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	500	579
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/23 (Prere.)	50	57
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/42	3,840	4,712
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	1,160	1,172
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	1,760	1,850
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	1,000	1,051

Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/22	2,125	2,319
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	420	475
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	7,575	8,868
Springfield MO Public Utility Revenue	5.000%	8/1/20	250	255
Springfield MO Public Utility Revenue	5.000%	8/1/26	420	511
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	147
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.500%	7/1/30 (14)	340	471
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/22 (Prere.)	1,675	1,829
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	610	720
				29,794
Nebraska (0.5%)
Douglas County NE School District No. 1 GO
(Omaha Public Schools)	4.000%	12/15/31	6,100	7,193
Nebraska GO (Lincoln-West Haymarket Joint
Public Agency)	5.000%	12/15/21 (Prere.)	50	54
Nebraska Public Power District Revenue	5.000%	1/1/40	1,535	1,643
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	150	156
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/22 (Prere.)	2,065	2,232
Omaha NE Public Power District Electric
Revenue	5.000%	8/1/24 (Prere.)	740	875
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/28	625	766
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/38	175	189
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/39	8,515	10,631
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/42	1,480	1,671
Omaha NE Public Power District Electric
Revenue	5.250%	2/1/42	4,400	5,190
Omaha NE Public Power District Electric
Revenue	5.250%	2/1/46	4,670	5,485
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/49	5,000	5,780
				41,865
Nevada (0.9%)
Clark County NV Airport Improvement Revenue	5.000%	7/1/22	1,540	1,690
Clark County NV Airport Improvement Revenue	5.000%	7/1/24	10,500	12,348
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	1,500	1,967
Clark County NV GO	5.000%	11/1/21	225	241
Clark County NV GO	5.000%	11/1/27	175	220
Clark County NV GO	4.000%	6/1/31	565	661
Clark County NV GO	4.000%	11/1/31	860	994
Clark County NV GO	4.000%	11/1/32	990	1,141
Clark County NV GO	3.000%	11/1/38	2,595	2,720
Clark County NV GO	4.000%	7/1/44	5,000	5,590
Clark County NV School District GO	5.000%	6/15/20	175	178
Clark County NV School District GO	5.000%	6/15/21	1,120	1,181
Clark County NV School District GO	5.000%	6/15/23	6,290	7,128
Clark County NV School District GO	5.000%	6/15/23	2,000	2,266

Clark County NV School District GO	5.000%	6/15/23	215	244
Clark County NV School District GO	5.000%	6/15/24	145	170
Clark County NV School District GO	5.000%	6/15/25	1,950	2,359
Clark County NV School District GO	5.000%	6/15/25	1,415	1,712
Clark County NV School District GO	5.000%	6/15/25	1,675	2,027
Clark County NV School District GO	5.000%	6/15/26	100	122
Clark County NV School District GO	5.000%	6/15/27	1,280	1,556
Clark County NV School District GO	5.000%	6/15/28	4,115	4,970
Clark County NV School District GO	3.000%	6/15/39 (4)	3,000	3,121
Clark County NV Water Reclamation District GO	5.000%	7/1/23	325	370
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	175	215
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	160	196
Las Vegas Valley Water District Nevada GO	5.000%	6/1/33	500	587
Las Vegas Valley Water District Nevada GO	5.000%	6/1/34	250	293
Las Vegas Valley Water District Nevada GO	5.000%	6/1/37	520	564
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	3,035	3,185
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,000	1,170
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	645	674
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	1,020	1,103
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	3/1/22	325	352
Nevada Capital Improvement GO	5.000%	4/1/20	250	252
Nevada GO	5.000%	4/1/24	85	99
Nevada GO	5.000%	11/1/24	165	196
Nevada GO	5.000%	11/1/26	520	627
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/20	1,010	1,045
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25	205	252
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/26	185	230
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/27	415	513
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/30	355	446
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/31	635	794
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	100	116
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/33	200	244
				68,129
New Hampshire (0.0%)
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20 (Prere.)	550	562

New Jersey (4.4%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	520	534
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	585	627
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/22	700	770

Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/27 (4)	755	663
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	500	427
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	100	119
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	660	791
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	140	156
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	1,495	1,667
New Jersey Economic Development Authority
Revenue	5.000%	11/1/20	2,110	2,172
New Jersey Economic Development Authority
Revenue	5.000%	3/1/21 (ETM)	145	151
New Jersey Economic Development Authority
Revenue	5.000%	3/1/21	365	380
New Jersey Economic Development Authority
Revenue	5.000%	3/1/21 (ETM)	1,500	1,566
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,051
New Jersey Economic Development Authority
Revenue	5.000%	3/1/22 (Prere.)	70	76
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	200	217
New Jersey Economic Development Authority
Revenue	5.000%	11/1/22	575	632
New Jersey Economic Development Authority
Revenue	5.000%	3/1/23	310	333
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	885	991
New Jersey Economic Development Authority
Revenue	4.000%	6/15/24	770	848
New Jersey Economic Development Authority
Revenue	5.000%	6/15/24 (Prere.)	45	53
New Jersey Economic Development Authority
Revenue	4.000%	11/1/25	445	501
New Jersey Economic Development Authority
Revenue	5.000%	3/1/26	430	462
New Jersey Economic Development Authority
Revenue	5.000%	11/1/26	1,860	2,248
New Jersey Economic Development Authority
Revenue	5.250%	6/15/27	3,030	3,560
New Jersey Economic Development Authority
Revenue	5.250%	6/15/29	5,000	5,831
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	3,100	3,784
New Jersey Economic Development Authority
Revenue	4.000%	6/15/30	140	150
New Jersey Economic Development Authority
Revenue	5.000%	6/15/36	240	280
New Jersey Economic Development Authority
Revenue	5.000%	6/15/40	205	228
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	620	716

New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	1,000	1,161
New Jersey Economic Development Authority
Revenue	4.625%	6/15/48	2,000	2,269
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/22	1,480	1,602
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,665	2,879
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	835	901
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	4.250%	6/15/27	320	337
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	250	268
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/27 (15)	5,215	6,414
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/32	1,000	1,108
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	1,425	1,691
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	100	108
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	220	221
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	760	777
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	240	246
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	300	314
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	105	110
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	2,145	2,231
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	100	107
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	725	780
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	1,335	1,436
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22 (Prere.)	2,555	2,770
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22 (Prere.)	150	166
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	1,590	1,765
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	420	437
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	3.000%	3/1/24	710	731
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	1,210	1,342
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	250	261
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,335	2,589

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	285	307
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	470	490
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	920	1,019
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.250%	6/15/26	2,195	2,457
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	2,855	3,342
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	355	407
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	475	525
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.375%	6/15/27	110	123
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/27	265	302
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.000%	11/1/27	2,205	2,509
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	600	662
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	285	314
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	1,710	1,877
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.750%	6/15/31	755	873
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	100	113
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	1,110	1,263
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/35	375	426
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/36	160	181
New Jersey Economic Development Authority
Revenue (State House Project)	5.000%	6/15/26	600	720
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/21	4,310	4,590
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/23	295	334
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/25	980	1,165
New Jersey Educational Facilities Authority
Revenue (Higher Education Capital
Improvement Fund)	4.000%	9/1/25	195	219
New Jersey GO	5.000%	6/1/20	300	304
New Jersey GO	5.000%	8/15/20	500	511
New Jersey GO	5.000%	6/1/22	700	764
New Jersey GO	5.000%	6/1/28	125	149
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	200	203

New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	1,000	1,052
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	100	112
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	200	237
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,130	1,353
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	1,360	1,621
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,505	1,786
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,650	1,959
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	12/15/29	5,000	6,173
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	150	177
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,800	2,127
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	4,200	4,947
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	0.000%	12/15/35 (2)	440	285
New Jersey Transportation Trust Fund Authority
Revenue	0.000%	12/15/25 (12)(2)	410	373
New Jersey Transportation Trust Fund Authority
Revenue	0.000%	12/15/27 (14)	975	829
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/32	4,000	4,884
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	2,520	3,070
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	7,435	9,037
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	1,145	1,388
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/36	1,270	1,535
New Jersey Transportation Trust Fund Authority
Revenue	4.000%	6/15/44	6,830	7,453
New Jersey Transportation Trust Fund Authority
Revenue	3.500%	6/15/46	2,000	2,065
New Jersey Transportation Trust Fund Authority
Revenue	4.000%	6/15/50	2,000	2,166
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/50	2,000	2,353
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/21 (Prere.)	325	344
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	580	630
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/27	630	701
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	475	528
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	1,085	1,173

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/29	455	532
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/30	335	374
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/31	120	125
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	750	807
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	145	156
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	800	877
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	170	104
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	1,065	1,182
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	2,135	2,286
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	450	503
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	140	159
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/43	5,925	7,165
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	400	443
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	1,610	1,747
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/45	445	497
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	50	56
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	5,000	5,907
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	225	228
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	120	124
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,480	2,575
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/21 (Prere.)	370	391
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/21 (Prere.)	1,105	1,174
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/21 (Prere.)	1,735	1,855
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	740	798
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/22	125	136
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	800	890
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (4)	1,280	1,439
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (14)	5,000	5,597

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,085	1,215
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/23	115	125
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	980	1,114
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	355	408
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	240	276
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	740	850
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	425	492
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	140	161
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/24 (2)	940	868
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	650	759
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,055	946
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	450	474
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	1,945	1,704
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	1,340	1,166
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	5,000	4,218
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	2,010	1,660
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	2,945	2,410
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	1,925	1,576
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	1,565	1,238
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	14,065	11,449
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	1,725	1,319
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30 (14)	1,295	1,006
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	740	781
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	1,190	895
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	2,935	2,169
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	2,450	2,803
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	875	1,016
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	1,160	826

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	7,255	5,360
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	825	567
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	1,520	1,044
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	1,190	791
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	1,075	684
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	250	262
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36 (2)	760	472
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,085	639
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	3,340	1,967
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	1,595	904
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	595	337
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	4,025	2,195
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/39	3,500	4,259
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	1,670	875
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	2,225	2,375
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	385	415
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	1,320	1,422
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	965	1,041
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	6,510	7,154
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	100	110
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	875	962
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	175	192
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	2,490	2,736
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	150	165
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	485	533
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	960	1,055
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	50	55
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	415	464
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	325	363
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	385	430
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	2,060	2,413
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	530	669
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	300	379
New Jersey Turnpike Authority Revenue	5.250%	1/1/27 (4)	385	496
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	4,710	5,248
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	635	743
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	560	701
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	310	362
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	2,105	2,342
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	535	624
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	260	324
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	500	636

New Jersey Turnpike Authority Revenue	5.000%	1/1/31	480	558
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	300	354
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,435	1,666
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	105	127
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	110	136
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	440	510
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	465	548
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	500	631
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	530	625
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	2,470	2,859
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	830	1,026
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	580	677
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	4,695	5,871
New Jersey Turnpike Authority Revenue	3.250%	1/1/38	1,160	1,243
New Jersey Turnpike Authority Revenue	5.000%	1/1/40	10,245	12,705
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	1,495	1,710
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	500	543
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	5,680	6,643
New Jersey Turnpike Authority Revenue	4.000%	1/1/48	2,200	2,539
New Jersey Turnpike Authority Revenue	5.000%	1/1/48	1,000	1,239
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.000%	1/1/32 (14)	425	541
North Hudson NJ Sewerage Authority Revenue	0.000%	8/1/25 (14)(ETM)	2,000	1,869
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20 (ETM)	60	62
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	70	72
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	80	90
				335,172
New Mexico (0.1%)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/20	1,445	1,467
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	550	581
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/22	325	357
New Mexico Severance Tax Revenue	4.000%	7/1/20	2,260	2,289
New Mexico Severance Tax Revenue	4.000%	7/1/21	150	157
New Mexico Severance Tax Revenue	4.000%	7/1/22	210	225
				5,076
New York (21.1%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	175	67
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	88
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/21 (Prere.)	15	16
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	3,700	3,888
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	540	676
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	500	624

Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	500	622
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/36	525	607
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	3,260	4,029
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	500	614
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/42	2,500	3,051
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/44	3,050	3,465
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	1,025	1,245
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	285	297
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	590	618
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21 (Prere.)	600	631
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21 (Prere.)	2,025	2,131
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/22 (4)	130	127
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/26 (4)	110	100
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	185	204
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/28 (4)	290	251
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	1,700	2,088
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	310	389
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	500	549
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	710	777
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	1,095	1,333
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	1,000	1,142
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/45	210	245
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/47	2,705	3,266
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	11,000	11,548
Metropolitan Transportation Authority NY
Revenue	5.000%	2/1/23	22,000	24,443
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/24	1,015	1,204
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/24	1,235	1,465
Metropolitan Transportation Authority NY
Revenue	5.250%	11/15/26 (4)	5,000	6,352
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/30	15,000	16,610

Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/33	3,105	3,659
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/24	2,200	2,585
Metropolitan Transportation Authority NY
Revenue	0.000%	11/15/33	3,135	2,289
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	4.000%	7/1/43	350	395
Nassau County NY GO	5.000%	1/1/22	100	108
Nassau County NY GO	5.000%	10/1/27	900	1,151
Nassau County NY GO	5.000%	4/1/39	250	276
Nassau County NY GO	5.000%	4/1/43	390	430
New York City NY GO	5.000%	8/1/20	755	770
New York City NY GO	5.000%	8/1/20	690	704
New York City NY GO	5.000%	8/1/20	3,800	3,878
New York City NY GO	5.000%	8/1/20	1,505	1,536
New York City NY GO	5.000%	8/1/20	975	995
New York City NY GO	5.000%	8/1/20	1,150	1,173
New York City NY GO	5.000%	8/1/20	215	219
New York City NY GO	5.000%	8/1/20	1,430	1,459
New York City NY GO	5.000%	8/1/20	1,455	1,485
New York City NY GO	5.000%	8/1/20	1,325	1,352
New York City NY GO	5.000%	8/1/20	2,140	2,184
New York City NY GO	5.000%	4/1/21 (ETM)	1,890	1,982
New York City NY GO	5.000%	8/1/21	180	181
New York City NY GO	5.000%	8/1/21	2,810	2,983
New York City NY GO	5.000%	8/1/21	2,605	2,766
New York City NY GO	5.000%	8/1/21	175	186
New York City NY GO	5.000%	8/1/21	715	759
New York City NY GO	5.000%	8/1/21	3,670	3,896
New York City NY GO	5.000%	8/1/21	100	106
New York City NY GO	5.000%	8/1/21	1,000	1,062
New York City NY GO	5.000%	8/1/21	240	255
New York City NY GO	5.000%	8/1/21	765	812
New York City NY GO	5.000%	8/1/21	125	133
New York City NY GO	5.000%	8/1/21	315	334
New York City NY GO	5.000%	8/1/22	3,495	3,852
New York City NY GO	5.000%	8/1/22	300	331
New York City NY GO	5.000%	8/1/22	1,515	1,670
New York City NY GO	5.000%	8/1/22	170	187
New York City NY GO	5.000%	8/1/22	2,350	2,543
New York City NY GO	5.000%	8/1/22	1,000	1,102
New York City NY GO	5.000%	8/1/22	5,000	5,510
New York City NY GO	5.000%	8/1/22	535	590
New York City NY GO	5.000%	8/1/22	700	771
New York City NY GO	5.000%	8/1/22	395	435
New York City NY GO	5.000%	8/1/22	215	237
New York City NY GO	5.000%	8/1/22	205	226
New York City NY GO	5.000%	4/1/23	2,105	2,292
New York City NY GO	5.000%	8/1/23	125	125
New York City NY GO	5.000%	8/1/23	250	265
New York City NY GO	5.000%	8/1/23	5,000	5,710
New York City NY GO	5.000%	8/1/23	1,440	1,644
New York City NY GO	5.000%	8/1/23	6,215	6,853
New York City NY GO	5.000%	8/1/23	1,635	1,867
New York City NY GO	5.000%	8/1/23	290	331
New York City NY GO	5.000%	8/1/23	175	200

New York City NY GO	5.000%	8/1/23	2,875	3,283
New York City NY GO	5.000%	8/1/24	660	780
New York City NY GO	5.000%	8/1/24	870	1,028
New York City NY GO	5.000%	8/1/24	710	839
New York City NY GO	5.000%	8/1/24	1,275	1,506
New York City NY GO	5.000%	8/1/24	310	342
New York City NY GO	5.000%	8/1/24	210	232
New York City NY GO	5.000%	8/1/24	150	171
New York City NY GO	5.000%	8/1/24	1,795	2,120
New York City NY GO	5.000%	8/1/24	1,000	1,181
New York City NY GO	5.000%	8/1/24	7,000	8,268
New York City NY GO	5.000%	8/1/25	200	224
New York City NY GO	5.000%	8/1/25	615	703
New York City NY GO	5.000%	8/1/25	1,270	1,348
New York City NY GO	5.000%	8/1/25	1,100	1,341
New York City NY GO	5.000%	8/1/25	465	567
New York City NY GO	5.000%	8/1/25	170	201
New York City NY GO	5.000%	8/1/25	455	555
New York City NY GO	5.000%	8/1/25	1,080	1,317
New York City NY GO	5.000%	8/1/25	225	270
New York City NY GO	5.000%	8/1/25	585	713
New York City NY GO	5.000%	8/1/25	1,030	1,256
New York City NY GO	5.000%	8/1/25	1,785	2,177
New York City NY GO	5.000%	8/1/25	3,585	4,231
New York City NY GO	5.000%	8/1/25	1,140	1,390
New York City NY GO	5.000%	8/1/26	500	551
New York City NY GO	5.000%	8/1/26	1,235	1,525
New York City NY GO	5.000%	8/1/26	1,140	1,389
New York City NY GO	5.000%	8/1/26	250	313
New York City NY GO	5.000%	8/1/26	5,105	6,401
New York City NY GO	5.000%	3/1/27	1,675	1,948
New York City NY GO	5.000%	4/1/27	285	310
New York City NY GO	5.000%	8/1/27	345	419
New York City NY GO	5.000%	8/1/27	1,255	1,499
New York City NY GO	5.000%	8/1/27	775	955
New York City NY GO	5.000%	8/1/27	3,770	4,715
New York City NY GO	5.000%	8/1/27	1,470	1,887
New York City NY GO	5.000%	8/1/28	55	67
New York City NY GO	5.000%	8/1/28	975	1,230
New York City NY GO	5.000%	8/1/28	2,635	2,950
New York City NY GO	5.000%	8/1/28	330	393
New York City NY GO	5.000%	8/1/28	195	243
New York City NY GO	5.000%	8/1/28	510	660
New York City NY GO	5.000%	8/1/28	1,800	2,303
New York City NY GO	5.000%	10/1/28	735	815
New York City NY GO	5.000%	8/1/29	285	325
New York City NY GO	5.000%	8/1/29	365	434
New York City NY GO	5.000%	8/1/29	100	110
New York City NY GO	5.000%	8/1/29	7,630	8,409
New York City NY GO	5.000%	8/1/29	4,740	5,872
New York City NY GO	5.000%	8/1/29	600	672
New York City NY GO	5.000%	3/1/30	160	180
New York City NY GO	5.000%	8/1/30	2,030	2,503
New York City NY GO	5.000%	8/1/30	3,455	4,262
New York City NY GO	5.000%	8/1/30	445	571
New York City NY GO	5.000%	8/1/30	3,885	4,726
New York City NY GO	5.000%	10/1/30	3,000	4,013

New York City NY GO	5.000%	10/1/30	690	737
New York City NY GO	5.000%	10/1/31	8,910	11,837
New York City NY GO	5.250%	10/1/31	5,500	7,093
New York City NY GO	5.000%	3/1/32	2,500	2,802
New York City NY GO	5.000%	8/1/32	110	129
New York City NY GO	5.000%	10/1/32	185	197
New York City NY GO	5.000%	8/1/33	1,000	1,135
New York City NY GO	5.000%	8/1/35	70	74
New York City NY GO	5.000%	10/1/35	500	624
New York City NY GO	5.000%	12/1/35	820	1,009
New York City NY GO	5.000%	6/1/36	100	118
New York City NY GO	4.000%	8/1/37	1,000	1,185
New York City NY GO	5.000%	10/1/38	3,475	4,291
New York City NY GO	5.000%	8/1/39	9,070	11,589
New York City NY GO	4.000%	8/1/40	4,230	4,955
New York City NY GO	5.000%	12/1/41	515	631
New York City NY GO	4.000%	8/1/42	2,060	2,398
New York City NY GO	4.000%	12/1/43	265	298
New York City NY GO	3.500%	4/1/46	2,000	2,146
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.950%	11/1/48	2,000	2,157
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	2,495	2,505
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	4.750%	1/1/42 (2)	10	10
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/31 (3)	20	21
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	100	103
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.500%	3/1/39 (3)	790	798
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/44 (12)	150	74
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.750%	3/1/46 (14)	130	131
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/46 (3)	565	578
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	120	121
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	12/15/20 (Prere.)	7,725	8,028
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	12/15/20 (Prere.)	1,425	1,484
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	910	963
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	1,000	1,058

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	225	238
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	12/15/21 (Prere.)	440	474
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	12/15/21 (Prere.)	685	743
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/23 (Prere.)	965	1,097
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25	26
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	276
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	2,555	2,810
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	205	208
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	1,500	1,828
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	2,085	2,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	180	200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	840	948
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,180	1,291
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,140	1,383
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	5,600	6,513
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	3,000	3,629
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,190	1,342
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	1,000	1,160
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	500	623
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	3,510	4,233
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,040	5,849
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	865	1,027
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,360	2,920
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/37	4,455	5,656
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	393
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	800	991
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,257
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39	2,345	2,629

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	210	248
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	3,630	4,185
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	1,650	1,978
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	455	538
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,465	2,915
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,470	1,761
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	6,443
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/40	1,610	1,671
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/41	9,000	10,522
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/42	2,375	2,786
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	3,955	4,105
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	1,470	1,571
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	115	132
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	190	199
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	155	178
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	2,495	2,666
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	375	407
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/46	470	515
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.625%	6/15/46	3,000	3,283
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	6,850	7,670
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	200	240
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	280
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	2,365	2,708
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	1,080	1,209
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	12,280	13,545
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	304
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/48	1,750	2,130
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	875	995

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	6,100	7,067
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	5,250	6,044
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	2,000	2,317
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/49	1,500	1,846
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/49	1,700	2,133
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/49	2,500	3,137
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	640	722
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	260	279
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/22	780	869
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	780	931
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	885	1,054
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	720	856
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	350	415
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	1,145	1,355
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	2,010	2,373
New York City NY Sales Tax Asset Receivable
Corp. Revenue	4.000%	10/15/32	3,500	3,946
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/21	15	16
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/21 (ETM)	100	106
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	160	170
New York City NY Transitional Finance Authority
Building Aid Revenue	3.250%	7/15/27	100	105
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	800	1,023
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	1,610	2,053
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	800	878
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	130	158
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	170	180
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	430	471
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	140	153
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	3,000	3,606

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	930	1,104
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	750	900
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	2,040	2,540
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/35	2,085	2,686
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	725	818
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	265	305
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	100	106
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	250	295
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	4,000	5,039
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	6,185	7,408
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	2,270	2,851
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	1,000	1,155
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	1,230	1,372
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	1,500	1,586
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	4,120	4,910
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	1,165	1,372
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	2,110	2,606
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	4,260	5,012
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	215	256
New York City NY Transitional Finance Authority
Building Aid Revenue	3.500%	7/15/47	1,395	1,494
New York City NY Transitional Finance Authority
Building Aid Revenue	3.000%	7/15/49	5,000	5,169
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	240	247
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	310	311
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	475	490
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/20 (Prere.)	205	212
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/21	1,550	1,645
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/21	235	249
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	350	375

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	170	182
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	415	445
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/22	470	490
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	310	332
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	385	428
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	135	150
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/24	2,385	2,821
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	595	638
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	2,090	2,262
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/25	140	154
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	1,860	2,254
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	245	302
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	630	761
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	185	206
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/27	555	654
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	160	196
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	115	139
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,325	2,604
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/28	110	129
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	845	1,074
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/29	455	560
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/29	1,105	1,300
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	4,850	5,386
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	3,175	4,018
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	285	357
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	325	367
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	1,075	1,333
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	205	260

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	1,505	1,802
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	655	798
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/31	2,015	2,319
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	60	68
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	300	352
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	810	977
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	720	844
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	185	225
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	2,720	2,912
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	7,720	8,581
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/32	2,510	3,073
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/32	4,210	5,276
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	150	176
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	905	1,091
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	125	154
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	100	111
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	510	592
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	905	968
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	220	269
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	1,460	1,856
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	140	163
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	400	412
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	465	523
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	2,445	2,991
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	2,000	2,463
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	590	708
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	395	460
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	195	236

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	350	364
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	100	121
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	595	753
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	7/15/35	2,000	2,368
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	3,295	3,833
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	660	797
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	705	785
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	705	869
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/36	360	410
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/36	3,500	4,340
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	1,335	1,552
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	5,615	6,723
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/36	1,270	1,465
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	3,000	3,231
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	245	301
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	1,000	1,149
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/37	2,565	3,120
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/37	1,000	1,256
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	3,110	3,721
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	1,615	1,948
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	1,090	1,248
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	2,185	2,453
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	1,500	1,505
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/38	900	1,046
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	6,820	7,782
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	7,730	8,249
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/39	4,660	5,055
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/39	690	782

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	4,895	5,684
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/39	5,000	5,839
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,355	3,452
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/40	1,050	1,262
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/40	13,085	15,830
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	6,130	7,156
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/42	150	167
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	225	251
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	1,000	1,160
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	5,600	6,254
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	3,125	3,606
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/42	5,860	6,789
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/42	495	561
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/43	5,250	6,356
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/44	750	843
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/45	3,010	3,674
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/38	4,075	5,204
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/39	1,800	2,293
New York City NY Transitional Finance Authority
Revenue	4.000%	8/1/39	4,250	4,920
New York City NY Transitional Finance Authority
Revenue	4.000%	11/1/45	2,000	2,317
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/41	2,875	3,568
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,240	1,532
New York City Water & Sewer System	4.000%	6/15/40	5,000	5,862
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39 (4)	500	309
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	650	380
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	3,210	3,850
New York Liberty Development Corp. Revenue	5.000%	12/15/41	1,300	1,394
New York Liberty Development Corp. Revenue	5.000%	11/15/44	3,545	3,769
New York Liberty Development Corp. Revenue	5.750%	11/15/51	1,425	1,541
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,075	1,108

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20 (Prere.)	395	408
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,070	1,108
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	400	430
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	1,645	1,770
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	700	753
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	500	535
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	255	273
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	475	511
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,290	1,381
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	260	278
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	150	161
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	245	264
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	175	189
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	435	470
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	80	86
New York Metropolitan Transportation Authority
Revenue	5.000%	11/1/22	535	592
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	225	249
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	210	235
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	50	56
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	220	246
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	385	430
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	240	273
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23 (Prere.)	115	133
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	900	1,032
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	60	69
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	7,790	8,654
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,395	1,655
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,845	2,189

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	300	333
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	2,350	2,609
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	10,000	12,210
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,500	13,105
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	250	303
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,020	1,299
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,090	1,208
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,010	1,311
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/29	1,300	1,073
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	150	166
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	1,800	2,284
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	110	122
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,930	14,318
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,800	2,199
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/32	3,620	2,725
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	1,000	1,163
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	385	459
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/35	5,195	5,974
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	945	1,126
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	9,000	10,442
New York Metropolitan Transportation Authority
Revenue	3.250%	11/15/36	275	294
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/37	500	571
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	600	703
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	1,775	2,138
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/38	2,000	2,275
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	770	859
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	150	170
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	545	608

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	135	151
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/39	1,170	697
New York Metropolitan Transportation Authority
Revenue	4.250%	11/15/39	100	106
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/39	2,485	2,858
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/40	755	433
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	225	248
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	1,000	1,109
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	10	11
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	795	876
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/43	615	684
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	2,275	2,558
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	895	1,006
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/44	980	1,101
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/44	795	932
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/45	100	109
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	895	1,037
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	150	178
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	55	64
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	1,100	1,286
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	1,165	1,382
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	910	1,092
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	1,435	1,736
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	420	468
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	200	237
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	2,220	2,474
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/30	2,140	1,730
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	115	145
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	695	771

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/32	800	610
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,010	1,173
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/34	225	284
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	100	126
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/35	375	472
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	1,605	1,981
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/42	815	996
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/43	550	609
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/46	950	1,148
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	1,840	1,843
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	665	706
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	2,075	2,314
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	200	206
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	2,135	2,367
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/24 (Prere.)	340	408
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	1,845	2,090
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/20 (2)	220	223
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/22 (2)	810	895
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	1,400	1,484
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	125	133
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/45	250	292
New York State Dormitory Authority Revenue	5.000%	10/1/22	2,035	2,258
New York State Dormitory Authority Revenue	5.000%	3/15/23 (Prere.)	1,080	1,220
New York State Dormitory Authority Revenue	5.000%	10/1/24	1,000	1,188
New York State Dormitory Authority Revenue	5.000%	10/1/28	1,035	1,293
New York State Dormitory Authority Revenue	3.000%	10/1/31	1,500	1,608
New York State Dormitory Authority Revenue	3.000%	10/1/32	1,500	1,598
New York State Dormitory Authority Revenue	5.000%	10/1/32	1,000	1,230
New York State Dormitory Authority Revenue	5.000%	3/15/36	8,565	10,836
New York State Dormitory Authority Revenue	5.000%	7/1/38	600	761
New York State Dormitory Authority Revenue	4.000%	3/15/48	2,230	2,527
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	4,355	4,556

New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	615	981
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/47	3,925	6,299
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/48	3,000	4,893
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/21 (Prere.)	415	443
New York State Dormitory Authority Revenue
(New York University)	5.500%	7/1/31 (2)	20	27
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	780	906
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	115	138
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	1,400	1,723
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/41	655	741
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/43	800	899
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/45	100	118
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	224
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	1,140	1,141
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	405	406
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	1,340	1,346
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	110	111
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	875	906
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	1,460	1,522
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	190	198
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	580	605
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	445	465
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	760	795
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	1,230	1,286
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/21	330	351
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21	3,860	4,154
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	2,290	2,480
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	385	418
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	140	152

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	1,900	2,064
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	12/15/22	435	473
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/22	465	519
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	115	129
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	2,000	2,246
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	860	966
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	1,755	1,971
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23 (Prere.)	765	862
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	100	112
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	465	524
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	2,890	3,233
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	11,715	13,639
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	150	175
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	185	215
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	260	283
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	520	607
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	210	220
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	675	755
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	520	626
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	2,050	2,386
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	3,000	3,611
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	1,580	1,907
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	405	489
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	7,800	9,413
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	260	302
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	1,000	1,241
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	450	563
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	7,055	8,466

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,240	6,677
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/27	710	793
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	1,445	1,801
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	895	1,039
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	1,000	1,194
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28 (ETM)	5	7
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,060	2,684
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	335	421
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	2,115	2,361
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	720	919
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	80	93
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	1,755	1,905
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	695	831
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	140	156
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,189
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	4,000	5,416
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	5,830	6,323
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	520	604
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,930	2,302
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	150	182
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	580	646
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/31	1,015	1,122
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,995	2,163
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	200	241
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,035	1,230
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	755	841
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	2,150	2,545
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	3,215	3,992

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	420	487
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	1,085	1,306
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	3,525	4,169
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	2,635	3,221
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,000	1,150
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	5,050	6,320
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	1,395	1,677
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	215	225
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	4,300	4,306
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	765	906
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	2,000	2,461
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,585	1,829
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,850	2,223
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/37	1,100	1,309
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	370	437
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	1,090	1,283
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	500	612
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	900	1,115
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	255	293
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	6,365
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	1,465	1,877
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/38	145	154
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,190	1,398
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,000	1,219
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/39	4,115	5,221
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/41	1,110	1,349
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	7,930	8,283
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	1,040	1,272

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	5,000	6,070
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	2,110	2,273
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	335	362
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/43	330	403
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/44	5,000	5,836
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/45	1,575	1,837
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/49	3,000	3,467
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	7/1/22 (Prere.)	600	661
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/20	200	202
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	175	177
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/21	160	168
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/23	65	71
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/24	135	148
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	770	842
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	665	727
New York State Dormitory Authority Revenue
(The New School)	4.000%	7/1/43	500	553
New York State Dormitory Authority Revenue
Sales Tax Revenue	5.000%	3/15/44	740	913
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	5,205	5,443
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	6,195	6,733
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22 (ETM)	5	5
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	6,140	6,673
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23 (Prere.)	1,055	1,192
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	920	1,037
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23 (Prere.)	1,420	1,604
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23 (Prere.)	600	678
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	4,935	5,768
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	160	181
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	225	272

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	380	444
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	620	748
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	295	344
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	705	886
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	510	624
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	375	458
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	380	443
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/29	1,300	1,697
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/29	1,000	1,270
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	275	334
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	2,000	2,493
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	1,240	1,440
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	2,210	2,787
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	295	357
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	2,580	3,236
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	2,000	2,568
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	1,235	1,432
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	1,840	2,286
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	410	496
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	1,435	1,662
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	520	644
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	1,460	1,689
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	185	223
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	800	925
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	1,000	1,237
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	590	733
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,820	7,213
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,975	2,433

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	1,000	1,233
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	1,000	1,262
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,355	1,665
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/41	5,000	6,276
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	5,035	6,223
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	320	389
New York State Dormitory Authority Sales Tax
Revenue	4.000%	3/15/44	2,910	3,308
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/44	3,120	3,576
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	3,930	3,990
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	100	113
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	325	342
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	125	141
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/47	3,025	3,678
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/48	1,220	1,512
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	5/15/41	425	446
New York State Housing Finance Agency
Housing Revenue	4.000%	11/1/38	950	1,062
New York State Thruway Authority Revenue	5.000%	1/1/22 (Prere.)	330	356
New York State Thruway Authority Revenue	5.000%	1/1/22 (Prere.)	400	432
New York State Thruway Authority Revenue	5.000%	1/1/22 (Prere.)	2,855	3,084
New York State Thruway Authority Revenue	5.000%	1/1/22 (Prere.)	2,435	2,630
New York State Thruway Authority Revenue	5.000%	1/1/23	150	168
New York State Thruway Authority Revenue	5.000%	1/1/25	230	266
New York State Thruway Authority Revenue	5.000%	1/1/30	1,500	1,779
New York State Thruway Authority Revenue	5.000%	1/1/31	1,275	1,509
New York State Thruway Authority Revenue	5.000%	3/15/32	955	1,151
New York State Thruway Authority Revenue	5.000%	1/1/36	2,000	2,613
New York State Thruway Authority Revenue	4.000%	1/1/37	3,000	3,559
New York State Thruway Authority Revenue	5.000%	1/1/41	675	802
New York State Thruway Authority Revenue	4.125%	1/1/42	250	260
New York State Thruway Authority Revenue	5.000%	1/1/46	440	519
New York State Thruway Authority Revenue	4.000%	1/1/50	5,000	5,714
New York State Thruway Authority Revenue	5.000%	1/1/51	515	604
New York State Thruway Authority Revenue	3.000%	1/1/53	2,500	2,573
New York State Thruway Authority Revenue	4.000%	1/1/53	2,500	2,850

New York State Thruway Authority Revenue	4.000%	1/1/56	685	740
New York State Thruway Authority Revenue	5.250%	1/1/56	1,000	1,180
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	380	382
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	3,385	3,410
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/21	140	147
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/22	520	567
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	500	523
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	350	352
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	1,500	1,569
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,895	4,147
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	190	202
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	250	266
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/23 (14)	3,795	4,332
New York State Urban Development Corp.
Revenue	5.000%	3/15/20	290	291
New York State Urban Development Corp.
Revenue	4.000%	3/15/46	2,000	2,321
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	1,185	1,191
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	100	100
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	2,030	2,123
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	3,400	3,555
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	220	230
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	730	793
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	1,620	1,760
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	2,585	2,808
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	4,720	5,317
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	3,350	3,776
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	360	406
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	465	543
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	2,125	2,481
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	320	361

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	4,855	5,859
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	495	597
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	545	658
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	1,155	1,437
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	1,020	1,248
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	4,355	5,386
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	1,345	1,714
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	355	432
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	7,695	8,645
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	2,095	2,583
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	865	971
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	210	244
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	770	935
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	5,130	5,757
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	640	743
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	170	191
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	145	163
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	120
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,000	1,271
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,850	3,196
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	410	459
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	1,485	1,855
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,600	4,033
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	710	854
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	525	587
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	665	767
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	765	918
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	175	217

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	260	314
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/42	2,000	2,484
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	2,250	2,497
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.000%	3/15/47	1,010	1,160
New York State Urban Development Corp.
Sales Tax Revenue	5.000%	3/15/21	5,000	5,228
New York State Urban Development Corp.
Sales Tax Revenue	4.000%	3/15/44	7,000	8,143
New York State Urban Development Corp.
Sales Tax Revenue	3.000%	3/15/49	2,500	2,591
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/20	485	502
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/21	335	360
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/26	140	170
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/26	155	179
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/27	280	343
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/30	70	81
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	285	344
Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	255	292
Port Authority of New York & New Jersey
Revenue	4.000%	7/15/33	40	42
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	105	122
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/34	4,005	4,828
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	100	102
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	60	70
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	5,970	7,777
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/37	120	121
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/38	1,000	1,185
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	1,265	1,287
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,700	5,446
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/40	100	118
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	2,080	2,154
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	3,330	3,994

Port Authority of New York & New Jersey
Revenue	5.000%	11/15/41	5,300	6,486
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/42	350	426
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/43	1,000	1,151
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/43	120	136
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	420	495
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	1,225	1,488
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	5,000	6,118
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/48	1,020	1,266
Port Authority of New York & New Jersey
Revenue	4.000%	11/1/49	1,875	2,171
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	250	300
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/57	1,150	1,402
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	9,925	12,267
Port Authority of New York & New Jersey
Revenue	6.125%	6/1/94	200	240
Suffolk County NY Water Authority Water
System Revenue	3.000%	6/1/32	210	222
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/20 (14)	185	192
Triborough Bridge & Tunnel Authority New York
Revenue	4.000%	11/15/21	100	106
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	165	177
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	295	317
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	345	373
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	150	162
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	1/1/22 (Prere.)	100	109
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	920	1,026
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	210	243
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	245	293
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	1,155	1,309
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	1,200	1,483
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	1,790	2,028
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	235	314

Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	400	333
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/30	2,575	2,075
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	2,820	2,204
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	1,830	2,246
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	2,770	2,144
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	1,790	1,359
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	1,000	1,275
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	3,500	4,312
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	1,000	1,119
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	190	224
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	2,130	2,597
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/44	3,000	3,694
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	90	108
Triborough Bridge & Tunnel Authority New York
Revenue	4.000%	11/15/47	2,000	2,278
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	2,000	2,416
Triborough Bridge & Tunnel Authority New York
Revenue (MTA Bridges and Tunnels)	3.000%	11/15/45	3,150	3,290
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	2,550	2,609
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	5,995	6,138
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/24	4,580	5,120
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/25	295	336
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/26	1,020	1,223
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/27	185	229
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	7,020	8,094
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	310	356
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	285	348
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,025	1,250
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	155	178
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	335	412

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	325	395
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	270	310
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	1,080	1,309
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	900	1,088
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/39	5,190	6,539
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	4,300	4,921
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	3,360	4,216
				1,627,276
North Carolina (1.3%)
Charlotte NC COP	3.000%	6/1/22	200	203
Charlotte NC COP	4.000%	6/1/49	2,750	3,165
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	400	423
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23	3,015	3,435
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/38	125	127
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/47	2,480	2,827
Mecklenburg County NC GO	5.000%	4/1/21	1,205	1,263
Mecklenburg County NC GO	5.000%	12/1/21	1,320	1,419
Mecklenburg County NC Public Facilities Corp.
Revenue	5.000%	2/1/23	1,080	1,211
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/41	260	310
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	500	596
North Carolina Capital Improvement Revenue	4.500%	5/1/20 (Prere.)	640	646
North Carolina Capital Improvement Revenue	5.000%	5/1/21 (Prere.)	140	147
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/21 (ETM)	8,250	8,557
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/21 (ETM)	300	311
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (ETM)	792	868
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (Prere.)	205	225
North Carolina GAN	5.000%	3/1/20	650	652
North Carolina GAN	5.000%	3/1/23	1,910	2,145
North Carolina GAN	5.000%	3/1/25	5,165	6,199
North Carolina GAN	5.000%	3/1/26	260	311
North Carolina GAN	5.000%	3/1/28	1,990	2,565
North Carolina GO	4.000%	5/1/20	1,165	1,174
North Carolina GO	5.000%	5/1/20	1,865	1,884
North Carolina GO	5.000%	5/1/20 (Prere.)	90	91
North Carolina GO	5.000%	5/1/20 (Prere.)	30	30
North Carolina GO	5.000%	5/1/20	150	152
North Carolina GO	4.000%	6/1/20	4,100	4,142
North Carolina GO	4.000%	5/1/21	970	1,008
North Carolina GO	5.000%	5/1/21	1,430	1,504
North Carolina GO	5.000%	5/1/22	500	546
North Carolina GO	5.000%	6/1/22	225	247
North Carolina GO	5.000%	6/1/24	1,775	2,088
North Carolina GO	5.000%	6/1/28	8,700	11,438

North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/24	160	184
North Carolina Public Improvement GO	5.000%	6/1/26	9,500	11,908
North Carolina Revenue	5.000%	11/1/20	580	598
North Carolina Revenue	5.000%	5/1/21	2,375	2,497
North Carolina Revenue	5.000%	5/1/22	550	600
North Carolina Revenue	5.000%	6/1/23	2,265	2,571
North Carolina Revenue	5.000%	5/1/25	1,065	1,288
North Carolina Revenue	5.000%	5/1/25	5,130	6,003
North Carolina Revenue	5.000%	6/1/25	330	400
North Carolina Revenue	5.000%	5/1/27	740	943
North Carolina Turnpike Authority Revenue	5.000%	1/1/44	1,500	1,859
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/47	200	230
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/51	200	229
North Carolina Turnpike Authority Revenue
(Triangle Expressway)	5.000%	1/1/49	4,200	5,160
North Carolina Turnpike Authority Revenue
(Triangle Expressway)	5.000%	1/1/49 (4)	705	871
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/21 (Prere.)	265	277
Union County NC Enterprise System Revenue	3.000%	6/1/34	1,275	1,406
University of North Carolina at Greensboro
Revenue	4.000%	4/1/35	1,300	1,502
Wake County NC GO	5.000%	3/1/21	600	627
Wake County NC GO	5.000%	3/1/23	335	377
				101,439
Ohio (1.5%)
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/31	1,685	1,836
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22 (Prere.)	70	76
American Municipal Power Ohio Inc. Revenue	4.000%	2/15/42	1,395	1,552
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	255	272
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44	140	146
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/22 (15)(Prere.)	5,585	6,074
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/22 (Prere.)	1,720	1,871
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	130	150
2 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	2/15/20 (Prere.)	745	746
Athens OH School District GO	3.250%	12/1/48	2,775	2,929
Berea OH City School District GO	4.000%	12/1/53 (15)	250	272
Brunswick OH City School District GO	5.250%	6/1/23 (Prere.)	500	572
Brunswick OH City School District GO	5.250%	6/1/23 (Prere.)	640	732
Cleveland Heights & University Heights OH City
School District GO	4.500%	12/1/47	1,870	2,020
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	355	383
Cleveland OH Airport System Revenue	5.000%	1/1/22 (Prere.)	200	216
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	2,040	2,354
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	3,000	3,207
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	295	314
Columbus OH GO	5.000%	7/1/23 (Prere.)	1,250	1,424

Columbus OH GO	4.000%	4/1/31	4,000	4,679
Columbus OH Sewer Revenue	5.000%	12/1/24 (Prere.)	5,405	6,449
Columbus OH Sewer Revenue	5.000%	6/1/27	205	244
Columbus OH Sewer Revenue	5.000%	6/1/32	1,500	1,842
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.250%	12/1/25	225	233
Cuyahoga OH Community College District
Revenue	5.000%	8/1/28	275	301
Great Oaks Career Campuses OH Board of
Education COPS	3.000%	12/1/44	2,250	2,304
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	473
Hamilton County OH Sewer System Revenue	5.000%	12/1/38	260	294
Northeast Ohio Regional Sewer District
Revenue	5.000%	5/15/23 (Prere.)	600	680
Northeast Ohio Regional Sewer District
Revenue	5.000%	11/15/39	300	357
Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/40	1,990	2,112
Northeast Ohio Regional Sewer District
Revenue	5.000%	11/15/44	5,715	6,809
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	5/15/23 (Prere.)	1,065	1,208
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/49	3,000	3,574
Ohio GO	5.000%	9/15/21	650	693
Ohio GO	5.000%	12/15/23	1,525	1,762
Ohio GO	5.000%	9/15/24	645	764
Ohio GO	5.000%	9/1/25	355	434
Ohio GO	5.000%	5/1/27	160	204
Ohio GO	5.000%	3/15/33	1,535	1,771
Ohio GO	5.000%	3/15/37	1,635	1,869
Ohio Higher Education GO	5.000%	5/1/30	2,105	2,524
Ohio Higher Education GO	5.000%	5/1/34	3,000	3,571
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	285	343
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,000	1,240
Ohio State University General Receipts
Revenue	5.000%	12/1/39	645	754
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	100	100
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/30	250	280
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	635	442
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	50	34
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	1,155	751
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	117
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	170	102
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	615	343
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	605	325
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	5,625	6,218
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/29	2,000	2,689
Ohio Water Development Authority Pollution
Control Revenue	5.000%	12/1/25	2,105	2,594
Ohio Water Development Authority Pollution
Control Revenue	5.000%	12/1/28	2,035	2,690

Ohio Water Development Authority Pollution
Control Revenue	5.000%	6/1/29	8,525	11,341
Ohio Water Development Authority Pollution
Control Revenue	5.000%	12/1/44	4,000	5,140
Ohio Water Development Authority Revenue	5.000%	6/1/28	770	970
Ohio Water Development Authority Revenue	5.000%	12/1/31	3,830	4,697
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/25	135	164
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	265	290
South-Western City OH School District GO	4.000%	6/1/22 (Prere.)	220	236
University of Cincinnati Ohio General Receipts
Revenue	5.000%	12/1/23 (Prere.)	800	923
Warrensville Heights OH City School District GO	5.000%	12/1/44	1,775	2,046
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46	295	344
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50	1,000	1,076
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	500	546
				119,092
Oklahoma (0.5%)
Canadian County OK Educational Facilities
Authority Lease Revenue (Mustang Public
Schools Project)	5.000%	9/1/28	630	773
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/47	1,000	1,117
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20 (Prere.)	220	223
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/30	6,620	8,210
Oklahoma Agricultural & Mechanical Colleges
Revenue (Oklahoma State University)	4.400%	8/1/39	345	349
Oklahoma Capitol Improvement Authority
Facilities Revenue	4.000%	7/1/38	1,290	1,486
Oklahoma Capitol Improvement Authority
Highway Improvement Revenue	4.000%	7/1/34	680	771
Oklahoma Grand River Dam Authority Revenue	5.250%	6/1/20 (Prere.)	1,030	1,045
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/47	200	233
Oklahoma Turnpike Authority Revenue	5.000%	1/1/22	250	259
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	155	200
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	3,000	3,108
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42	500	565
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	500	589
Oklahoma Turnpike Authority Revenue	4.000%	1/1/47	1,615	1,784
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48	5,220	5,831
Tulsa County OK Public Facilities Authority
Revenue	5.000%	6/1/23	7,560	8,559
Tulsa County OK Public Facilities Authority
Revenue	5.000%	6/1/25	4,710	5,687
				40,789
Oregon (1.1%)
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/33	2,265	2,828
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/35	420	258
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/36	710	414
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/39	500	250

Clatsop County OR School District No. 10
Seaside GO	0.000%	6/15/37	500	274
Marion & Polk Counties OR School District No.
24J GO (Salem)	5.000%	6/15/39	1,370	1,725
Multnomah County OR GO	4.000%	6/1/27	2,105	2,249
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,175	1,373
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/28	160	192
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/36	6,500	8,055
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/38	1,235	1,581
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/23 (Prere.)	8,625	9,954
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	6,320	7,518
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	2,440	2,898
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	665	788
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	450	532
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/38	4,405	5,733
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/39	3,000	3,891
Oregon GO	5.000%	12/1/23	500	578
Oregon GO	5.000%	8/1/42	4,540	5,587
Oregon GO (Veterans Welfare)	4.700%	6/1/41	370	374
Portland OR Sewer System Revenue	5.000%	6/1/20	1,130	1,145
Portland OR Sewer System Revenue	5.000%	6/1/21	620	654
Portland OR Sewer System Revenue	5.000%	3/1/35	130	130
Portland OR Water System Revenue	5.000%	5/1/32	1,085	1,445
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/43	3,970	4,901
Washington County OR GO	3.000%	7/1/34	1,055	1,145
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/28	3,055	3,570
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/32	9,190	10,697
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/36	1,000	1,242
				81,981
Pennsylvania (3.4%)
Allegheny County PA GO	5.000%	11/1/27	1,060	1,325
Allegheny County PA GO	5.000%	11/1/28	1,810	2,253
Allegheny County PA GO	5.000%	12/1/37	235	259
Allegheny County PA GO	5.000%	11/1/41	100	120
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/20	1,145	1,183
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/22	795	885
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/40 (4)	180	186
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/43	1,000	1,230

Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	6/1/48	1,000	1,122
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	335	359
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	150	160
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/28	375	469
Coatesville PA School District GO	5.000%	8/1/23 (4)	285	320
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22 (Prere.)	100	109
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22 (Prere.)	280	306
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/35	100	117
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	2,000	2,075
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	195	215
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	1/1/32	240	266
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	2,175	3,042
Haverford Township PA GO	4.000%	6/1/30	430	500
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	340	381
Marple Newtown PA School District GO	3.000%	6/1/44	2,250	2,322
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/48	1,000	1,219
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/49	1,000	1,111
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	400	453
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/34	225	282
Pennsylvania COP	5.000%	1/15/27	1,000	1,257
Pennsylvania COP	5.000%	7/1/28	400	506
Pennsylvania COP	5.000%	7/1/43	2,000	2,413
Pennsylvania Economic Development Financing
Authority Governmental Lease Revenue
(Forum Place Project)	5.000%	3/1/22 (Prere.)	3,000	3,253
Pennsylvania GO	5.000%	7/1/20	1,665	1,693
Pennsylvania GO	5.000%	9/15/20	135	138
Pennsylvania GO	5.000%	1/15/21	1,400	1,455
Pennsylvania GO	5.000%	7/1/21	380	402
Pennsylvania GO	5.000%	7/1/21	275	291
Pennsylvania GO	5.000%	7/1/21	500	529
Pennsylvania GO	5.000%	10/15/21	390	417
Pennsylvania GO	5.000%	11/15/21 (Prere.)	390	419
Pennsylvania GO	5.000%	11/15/21 (Prere.)	1,205	1,294
Pennsylvania GO	5.000%	11/15/21 (Prere.)	1,545	1,659
Pennsylvania GO	5.000%	11/15/21 (Prere.)	3,000	3,221
Pennsylvania GO	5.000%	1/15/22	2,000	2,159
Pennsylvania GO	5.000%	3/15/22	1,005	1,092

Pennsylvania GO	5.000%	4/1/22	440	479
Pennsylvania GO	5.000%	6/1/22 (Prere.)	500	548
Pennsylvania GO	5.000%	6/1/22	300	329
Pennsylvania GO	5.000%	6/1/22 (Prere.)	2,110	2,312
Pennsylvania GO	5.000%	6/1/22 (Prere.)	3,185	3,489
Pennsylvania GO	5.000%	6/1/22 (Prere.)	1,400	1,534
Pennsylvania GO	5.000%	7/1/22	3,635	3,992
Pennsylvania GO	5.000%	7/1/22	100	110
Pennsylvania GO	5.000%	9/15/22	1,000	1,107
Pennsylvania GO	5.000%	3/1/23	1,000	1,124
Pennsylvania GO	5.000%	3/15/23	525	591
Pennsylvania GO	5.000%	4/1/23 (Prere.)	770	869
Pennsylvania GO	5.000%	4/1/23 (Prere.)	250	282
Pennsylvania GO	5.000%	4/1/23 (Prere.)	1,500	1,694
Pennsylvania GO	5.000%	4/1/23 (Prere.)	10,865	12,267
Pennsylvania GO	4.000%	7/1/23	140	155
Pennsylvania GO	5.000%	1/15/24	2,000	2,318
Pennsylvania GO	5.000%	6/15/24	225	264
Pennsylvania GO	5.000%	6/15/24 (Prere.)	100	118
Pennsylvania GO	5.000%	7/1/24	180	212
Pennsylvania GO	5.000%	8/15/24	1,000	1,182
Pennsylvania GO	5.000%	9/15/24	705	835
Pennsylvania GO	5.000%	1/15/25	1,000	1,194
Pennsylvania GO	5.000%	8/15/25	5,760	7,002
Pennsylvania GO	5.000%	9/15/25	1,840	2,242
Pennsylvania GO	5.000%	9/15/25 (4)	1,250	1,526
Pennsylvania GO	5.000%	9/15/25	5,000	6,093
Pennsylvania GO	5.000%	1/1/26	2,000	2,454
Pennsylvania GO	5.000%	3/15/26	920	1,101
Pennsylvania GO	5.000%	8/1/26	225	278
Pennsylvania GO	5.000%	9/15/26	1,150	1,434
Pennsylvania GO	5.000%	9/15/26	280	349
Pennsylvania GO	5.000%	1/1/27	2,900	3,641
Pennsylvania GO	5.000%	3/15/27	210	250
Pennsylvania GO	5.000%	7/15/27	5,000	6,354
Pennsylvania GO	5.000%	9/15/27	100	124
Pennsylvania GO	5.000%	1/1/28	2,000	2,489
Pennsylvania GO	4.000%	10/15/28	100	111
Pennsylvania GO	5.000%	3/15/29	1,160	1,374
Pennsylvania GO	4.000%	6/1/29	1,250	1,334
Pennsylvania GO	5.000%	9/15/29	750	920
Pennsylvania GO	4.000%	1/1/30	3,500	4,023
Pennsylvania GO	5.000%	3/15/31	3,555	4,184
Pennsylvania GO	4.000%	6/15/32	395	434
Pennsylvania GO	5.000%	10/15/32	430	488
Pennsylvania GO	5.000%	3/15/33	980	1,148
Pennsylvania GO	4.375%	10/15/33	100	111
Pennsylvania GO	4.000%	3/15/34	200	222
Pennsylvania GO	4.000%	9/15/34	735	830
Pennsylvania GO	4.000%	3/1/35	2,000	2,304
Pennsylvania GO	4.000%	3/1/36	4,500	5,170
Pennsylvania GO	5.000%	2/1/39	3,000	3,755
Pennsylvania Higher Educational Facilities
Authority Revenue	3.000%	6/15/45	130	133
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/21 (Prere.)	110	116

Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/36	5	5
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	105	105
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	120	129
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/45	200	214
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/29 (4)	1,250	1,602
Pennsylvania State University Revenue	5.000%	9/1/42	1,795	2,209
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	145	162
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/34	2,740	3,389
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.250%	12/1/43	50	56
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/38	230	147
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	1,000	1,238
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	500	610
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/48	3,270	4,038
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	300	310
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	360	373
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	15	16
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/20 (Prere.)	965	1,002
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/20 (Prere.)	2,750	2,855
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	575	598
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	55	57
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	100	104
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	90	94
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	115	120
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	2,410	2,512
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	285	298
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	95	95
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21 (Prere.)	225	242
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22 (Prere.)	3,405	3,795
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	1,200	1,430
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	300	366
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	160	195
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,000	1,246
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	250	294
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/30	685	887
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,000	1,224
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	575	737
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,120	1,382
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	3,100	3,637
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/34	5,000	5,531
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	145	178
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/35	315	350

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	135	163
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,175	1,553
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/39	1,130	1,251
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	1,500	1,775
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	3,140	3,676
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	250	288
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,695	1,998
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	4,150	5,011
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42	5,000	5,956
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	1,970	2,401
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,045	1,133
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,000	1,126
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	730	840
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	280	322
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	277
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	174
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	385	451
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	1,000	1,156
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	500	579
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	785	930
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47	2,500	3,020
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47	4,025	4,871
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49	2,905	3,236
Philadelphia PA Airport Revenue	5.250%	6/15/29	125	127
Philadelphia PA Airport Revenue	5.000%	6/15/40	1,700	1,723
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	4.000%	9/1/42	100	110
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/42	450	534
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	775	912
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	145	148
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	255	301
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	85	94
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	1,385	1,413
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	1,220	1,458
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	1,500	1,779
Philadelphia PA GO	6.000%	8/1/20 (Prere.)	275	282
Philadelphia PA GO	5.000%	8/1/30 (4)	500	624
Philadelphia PA School District GO	5.000%	9/1/25	455	546
Philadelphia PA School District GO	5.000%	6/1/27 (14)	195	243
Philadelphia PA School District GO	4.000%	9/1/43 (4)	1,050	1,181
Philadelphia PA School District GO	5.000%	9/1/44	2,500	3,078
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36	1,250	1,291
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/40	1,200	1,369
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/41	1,115	1,150
Philadelphia PA Water & Wastewater Revenue	5.125%	1/1/43	50	53
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/43	1,000	1,237
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/48	1,000	1,229
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/54	4,000	4,976
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	2/1/31 (4)	1,100	1,120
Pittsburgh PA Water & Sewer Authority
Revenue	4.000%	9/1/34 (4)	2,185	2,564

Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/44 (4)	2,000	2,490
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/29	300	366
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	250	303
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	375	428
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	525	613
Wilkes-Barre PA Area School District GO	4.000%	4/15/54 (15)	1,200	1,337
Wilkes-Barre PA Area School District GO	5.000%	4/15/59 (15)	515	620
				265,226
Rhode Island (0.1%)
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/21	2,070	2,185
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/23	175	198
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/20	770	781
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/24	505	591
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/28	515	631
				4,386
South Carolina (0.7%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/24	175	202
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/25	2,205	2,546
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	1,155	1,327
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/30	780	892
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/21 (Prere.)	110	114
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/49	2,955	3,786
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/20 (Prere.)	50	50
Florence SC Water & Sewer Revenue	3.000%	9/1/36	4,495	4,872
Horry County SC School District GO	5.000%	3/1/21	270	282
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	300	311
South Carolina Public Service Authority
Revenue	5.000%	12/1/21 (ETM)	25	27
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	90	96
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	430	460

South Carolina Public Service Authority
Revenue	4.000%	1/1/32	185	187
South Carolina Public Service Authority
Revenue	5.000%	12/1/32	250	300
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	350	419
South Carolina Public Service Authority
Revenue	5.000%	12/1/34	465	555
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	15	18
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	490	583
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	1,585	1,686
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	595	706
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	470	564
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	130	145
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	1,060	1,186
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	280	320
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	8,995	9,627
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	745	833
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	260	291
South Carolina Public Service Authority
Revenue	4.000%	12/1/45	190	205
South Carolina Public Service Authority
Revenue	5.000%	12/1/46	1,655	1,877
South Carolina Public Service Authority
Revenue	5.000%	12/1/48	5,365	5,956
South Carolina Public Service Authority
Revenue	5.000%	12/1/49	2,295	2,568
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	5,075	5,785
South Carolina Public Service Authority
Revenue	5.500%	12/1/53	1,735	1,953
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	1,150	1,310
South Carolina Public Service Authority
Revenue	5.000%	12/1/55	1,805	2,052
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	940	1,093
South Carolina Public Service Authority
Revenue	4.000%	12/1/56	180	195
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	350	408
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	275	282
				56,069

Tennessee (0.3%)
Memphis TN Center City Revenue Finance Corp
Revenue	5.250%	11/1/21 (Prere.)	770	828
Memphis TN GO	5.000%	4/1/26	6,175	7,431
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	4/1/35	500	521
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/27	500	567
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/22	775	851
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/23 (Prere.)	410	458
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/24	465	538
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/25	110	132
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/27	720	897
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/33	1,430	1,665
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/33	3,000	3,545
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/34	750	870
Shelby County TN GO	5.000%	3/1/24	675	786
Tennessee GO	5.000%	8/1/21	5,365	5,696
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/40	165	196
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/43	420	461
				25,442
Texas (10.7%)
Alamo Heights TX Independent School District
GO	4.000%	2/1/30	330	386
Alamo TX Community College District GO	4.500%	8/15/33 (14)	25	25
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/46	310	361
Aldine TX Independent School District GO	5.000%	2/15/22	1,250	1,354
Alief TX Independent School District GO	4.000%	2/15/30	2,480	2,833
Alief TX Independent School District GO	4.000%	2/15/31	2,580	2,938
Alvin TX Independent School District GO	4.000%	2/15/29	3,415	3,783
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/33	350	406
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/42	1,000	1,134
Austin TX GO	5.000%	9/1/20	1,250	1,280
Austin TX Independent School District GO	5.000%	8/1/20	1,000	1,020
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	315	348
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/39	535	613
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/41	200	214
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/42	105	116
Bexar County TX GO	5.000%	6/15/23 (Prere.)	1,460	1,660
Bexar County TX GO	5.000%	6/15/38	1,500	1,734
Bexar County TX GO	5.000%	6/15/43	2,365	2,832

Brownsville TX Utility System Revenue	4.000%	9/1/30	170	186
Central Texas Regional Mobility Authority
Revenue	6.000%	1/1/21 (Prere.)	205	214
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	275	288
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/40	300	349
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	1,125	1,227
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	100	116
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/46	730	851
Clear Creek TX Independent School District GO
PUT	1.450%	8/14/20	130	130
Clint TX Independent School District GO	5.000%	8/15/45	1,500	1,771
Colorado River Municipal Water District Texas
Water System Revenue	5.000%	1/1/21 (Prere.)	160	166
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	350	420
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	445	515
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	710	875
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/29	1,625	1,936
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/44	1,500	1,713
Dallas County TX Community College District
GO	4.000%	2/15/28	730	863
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/28	530	677
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/29 (2)	180	245
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/30 (2)	270	373
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/36	3,000	3,613
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	4,145	4,967
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	245	292
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/48	105	125
Dallas TX GO	5.000%	2/15/23	3,200	3,580
Dallas TX GO	5.000%	2/15/27	1,565	1,810
Dallas TX GO	5.000%	2/15/28	2,200	2,538
Dallas TX Independent School District GO	5.000%	2/15/23	2,050	2,302
Dallas TX Independent School District GO	5.000%	8/15/24	525	620
Dallas TX Independent School District GO	5.000%	8/15/28	1,075	1,263
Dallas TX Independent School District GO	4.000%	2/15/29	5,050	5,732
Dallas TX Independent School District GO	5.000%	8/15/29	175	193
Dallas TX Independent School District GO PUT	5.000%	2/15/22	765	827
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/23	515	591
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/24	1,590	1,885

Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/27	1,780	2,163
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/29	550	685
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	695	863
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/31	195	241
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/36	105	112
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/37	535	587
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/39	315	323
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/41	50	55
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20 (Prere.)	395	407
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20 (Prere.)	9,800	10,098
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	370	382
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/25	230	248
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	3,000	3,090
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	120	124
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	410	467
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	925	952
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	235	270
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	275	283
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	1,625	1,863
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/34	1,730	1,781
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	170	175
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	5,830	6,000
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	210	231
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	215	242
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	1,370	1,460
Denton TX Independent School District GO	5.000%	8/15/48	2,565	3,135
El Paso TX Independent School District GO	4.000%	8/15/48	5,000	5,780
El Paso TX Municipal Drainage Utility System
Revenue	4.000%	3/1/29	665	785
Fort Bend County TX GO	5.000%	3/1/28	2,375	2,840
Fort Bend County TX Toll Road Revenue	5.000%	3/1/41	7,045	8,223

Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/32	50	54
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/37	580	626
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	4.000%	3/1/46	485	506
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	740	855
Frisco TX Independent School District GO	5.000%	8/15/36	4,455	5,711
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	10/1/43	5,000	6,166
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	16,650	18,851
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	4/1/53	3,670	4,089
Grand Parkway Transportation Corp. Texas
BAN	5.000%	2/1/23	6,105	6,794
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/32	1,000	1,158
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/34	750	864
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/36	400	459
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/37	375	428
Harris County TX Flood Control District GO	5.000%	10/1/26	10,000	11,861
Harris County TX Flood Control District Revenue	5.000%	10/1/20 (Prere.)	1,840	1,890
Harris County TX Flood Control District Revenue	5.000%	10/1/20 (Prere.)	595	611
Harris County TX GO	5.000%	8/15/22	660	728
Harris County TX GO	5.000%	10/1/23	280	288
Harris County TX GO	5.000%	10/1/24	280	310
Harris County TX GO	5.000%	10/1/24	545	604
Harris County TX GO	5.000%	10/1/26	860	1,057
Harris County TX GO	5.000%	10/1/27	2,590	3,173
Harris County TX GO	5.000%	8/15/28	530	657
Harris County TX GO	5.000%	10/1/28	800	979
Harris County TX GO	5.000%	8/15/30	320	395
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	10,855	11,570
Harris County TX Sports Authority Revenue	5.000%	11/15/25 (4)	625	737
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	220
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	560	357
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	86
Harris County TX Toll Road Revenue	5.000%	8/15/23	515	588
Harris County TX Toll Road Revenue	5.000%	8/15/24	1,425	1,684
Harris County TX Toll Road Revenue	5.000%	8/15/29	850	935
Harris County TX Toll Road Revenue	5.000%	8/15/30	150	165
Harris County TX Toll Road Revenue	5.000%	8/15/36	1,075	1,309
Hidalgo County TX GO	4.000%	8/15/43	3,850	4,365
Houston TX Airport System Revenue	5.000%	7/1/26	1,075	1,136
Houston TX Airport System Revenue	5.000%	7/1/29	500	644
Houston TX Community College System GO	5.000%	2/15/33	415	460
Houston TX Community College System GO	5.000%	2/15/34	130	144
Houston TX Community College System GO	5.000%	2/15/36	1,200	1,206

Houston TX Community College System GO	5.000%	2/15/43	5,765	6,324
Houston TX GO	5.000%	3/1/20	5,500	5,517
Houston TX GO	5.000%	3/1/22 (Prere.)	225	244
Houston TX GO	5.000%	3/1/22 (Prere.)	225	244
Houston TX GO	5.000%	3/1/23	3,165	3,555
Houston TX GO	5.000%	3/1/25	100	120
Houston TX GO	5.000%	3/1/26	525	646
Houston TX GO	5.000%	3/1/27	2,460	3,101
Houston TX GO	5.000%	3/1/28	200	244
Houston TX GO	5.000%	3/1/30	6,000	7,792
Houston TX Independent School District GO	5.000%	2/15/21	100	104
Houston TX Independent School District GO	5.000%	2/15/21	260	271
Houston TX Independent School District GO	5.000%	2/15/22	3,240	3,509
Houston TX Independent School District GO	5.000%	2/15/22	1,060	1,148
Houston TX Independent School District GO	5.000%	2/15/23	1,020	1,145
Houston TX Independent School District GO	5.000%	2/15/23	405	455
Houston TX Independent School District GO	5.000%	2/15/24	5,000	5,808
Houston TX Independent School District GO	5.000%	2/15/24	3,310	3,845
Houston TX Independent School District GO	5.000%	2/15/25	2,540	3,050
Houston TX Independent School District GO	5.000%	2/15/26	1,740	2,154
Houston TX Independent School District GO	5.000%	2/15/27	125	154
Houston TX Independent School District GO	5.000%	2/15/29	195	238
Houston TX Independent School District GO	5.000%	2/15/30	730	888
Houston TX Independent School District GO	5.000%	2/15/31	3,335	4,043
Houston TX Independent School District GO	4.000%	2/15/33	500	579
Houston TX Independent School District GO
PUT	2.400%	6/1/21	2,500	2,546
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	170	176
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	2,450	2,534
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	215	222
Houston TX Utility System Revenue	5.000%	5/15/21	1,625	1,710
Houston TX Utility System Revenue	5.000%	11/15/21 (Prere.)	400	429
Houston TX Utility System Revenue	5.000%	11/15/21 (Prere.)	175	188
Houston TX Utility System Revenue	5.000%	11/15/21 (Prere.)	750	805
Houston TX Utility System Revenue	5.000%	11/15/21 (Prere.)	100	107
Houston TX Utility System Revenue	5.000%	5/15/22	895	978
Houston TX Utility System Revenue	5.000%	5/15/23	170	192
Houston TX Utility System Revenue	5.000%	5/15/24	280	328
Houston TX Utility System Revenue	5.000%	11/15/24	265	315
Houston TX Utility System Revenue	5.000%	5/15/27	575	670
Houston TX Utility System Revenue	5.000%	11/15/30	1,000	1,235
Houston TX Utility System Revenue	5.000%	11/15/33	5,000	5,160
Houston TX Utility System Revenue	5.000%	11/15/35	225	277
Houston TX Utility System Revenue	5.000%	11/15/36	275	337
Houston TX Utility System Revenue	4.000%	11/15/37	60	68
Houston TX Utility System Revenue	5.000%	11/15/39	525	606
Houston TX Utility System Revenue	5.000%	11/15/44	75	86
Houston TX Utility System Revenue	4.000%	11/15/48	3,205	3,638
Houston TX Water & Sewer System Revenue	0.000%	12/1/27 (4)(ETM)	1,395	1,261
Judson TX Independent School District GO	4.000%	6/15/29	2,450	2,803
Klein TX Independent School District GO	4.000%	8/1/29	1,625	1,863
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	65	68
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	325	339
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	120	125
Laredo TX Independent School District GO	4.000%	8/1/28	1,640	1,840
Leander TX Independent School District GO	5.000%	8/15/26	440	502
Leander TX Independent School District GO	5.000%	8/15/38	450	533

Leander TX Independent School District GO	5.000%	8/15/40	400	472
Leander TX Independent School District GO	0.000%	8/16/42	1,655	741
Leander TX Independent School District GO	5.000%	8/15/49	2,000	2,374
Lewisville TX Independent School District GO	5.000%	8/15/28	1,455	1,764
Lewisville TX Independent School District GO	5.000%	8/15/20	465	475
Lewisville TX Independent School District GO	5.000%	8/15/25	7,125	8,665
Lewisville TX Independent School District GO	5.000%	8/15/25	2,740	3,129
Lewisville TX Independent School District GO	4.000%	8/15/26	495	576
Lewisville TX Independent School District GO	4.000%	8/15/27	1,050	1,217
Lone Star College System Texas Financing
Revenue	5.000%	2/15/43	565	587
Lone Star College System Texas GO	5.000%	2/15/24	450	522
Lone Star College System Texas GO	5.000%	8/15/38	35	35
Longview TX Independent School District GO	4.000%	2/15/30	4,480	5,149
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	1,250	1,264
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	905	915
Lower Colorado River Authority Texas Revenue	5.000%	5/15/37	1,335	1,444
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39	2,575	2,857
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	665	673
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,054
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	2,215	2,328
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/31	1,250	1,322
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40 (4)	100	101
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/41	275	288
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	3.875%	5/15/49	5,000	5,482
Mesquite TX Independent School District GO	5.000%	8/15/32	3,845	4,729
Midland County TX Fresh Water Supply
Revenue	5.000%	9/15/22 (Prere.)	440	487
Monahans-Wickett-Pyote TX Independent
School District GO	3.000%	2/15/32	1,415	1,529
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/43	2,000	2,260
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/48	2,000	2,249
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/22	600	638
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	130	148
North Harris County TX Regional Water
Authority Revenue	5.000%	12/15/30 (15)	3,395	3,753
North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	360	420
North Texas Municipal Water District Water
System Revenue	3.000%	9/1/33	2,250	2,429
North Texas Tollway Authority System Revenue	5.000%	1/1/21	2,650	2,748
North Texas Tollway Authority System Revenue	5.000%	1/1/21	455	472
North Texas Tollway Authority System Revenue	6.000%	1/1/21 (Prere.)	4,035	4,221

North Texas Tollway Authority System Revenue	6.000%	1/1/21 (Prere.)	670	701
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	625	665
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	1,790	1,904
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	2,345	2,494
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	170	181
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	125	133
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	205	219
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	265	283
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	220	235
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	170	182
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	1,960	2,100
North Texas Tollway Authority System Revenue	5.000%	1/1/22	4,410	4,750
North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,055	2,213
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,500	1,675
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,000	1,117
North Texas Tollway Authority System Revenue	6.250%	2/1/23	100	100
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,220	2,566
North Texas Tollway Authority System Revenue	5.000%	1/1/25	1,030	1,147
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,000	1,155
North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,845	2,126
North Texas Tollway Authority System Revenue	0.000%	1/1/29 (12)	455	392
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,585	1,923
North Texas Tollway Authority System Revenue	5.000%	1/1/29	2,460	2,909
North Texas Tollway Authority System Revenue	5.000%	1/1/30	375	429
North Texas Tollway Authority System Revenue	5.000%	1/1/30	230	271
North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,210
North Texas Tollway Authority System Revenue	5.000%	1/1/31	615	703
North Texas Tollway Authority System Revenue	5.000%	1/1/31	1,000	1,205
North Texas Tollway Authority System Revenue	5.000%	1/1/31	1,000	1,196
North Texas Tollway Authority System Revenue	0.000%	1/1/32 (12)	155	123
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,470	1,727
North Texas Tollway Authority System Revenue	0.000%	1/1/33 (12)	105	81
North Texas Tollway Authority System Revenue	5.000%	1/1/33	250	293
North Texas Tollway Authority System Revenue	0.000%	1/1/34 (12)	235	176
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,265	1,484
North Texas Tollway Authority System Revenue	0.000%	1/1/35 (12)	200	145
North Texas Tollway Authority System Revenue	4.000%	1/1/35 (4)	250	283
North Texas Tollway Authority System Revenue	5.000%	1/1/35	2,915	3,410
North Texas Tollway Authority System Revenue	0.000%	1/1/36 (12)	8,500	5,994
North Texas Tollway Authority System Revenue	4.000%	1/1/36	4,350	4,952
North Texas Tollway Authority System Revenue	0.000%	1/1/37 (12)	415	284
North Texas Tollway Authority System Revenue	5.000%	1/1/38	2,370	2,617
North Texas Tollway Authority System Revenue	5.000%	1/1/38	600	698
North Texas Tollway Authority System Revenue	4.000%	1/1/39	215	240
North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,940	7,051
North Texas Tollway Authority System Revenue	5.000%	1/1/40 (4)	640	708
North Texas Tollway Authority System Revenue	5.000%	1/1/40	3,440	3,792
North Texas Tollway Authority System Revenue	5.000%	1/1/42	2,190	2,335
North Texas Tollway Authority System Revenue	4.000%	1/1/43	4,120	4,666
North Texas Tollway Authority System Revenue	5.000%	1/1/43	1,675	2,049
North Texas Tollway Authority System Revenue	5.000%	1/1/43	3,410	4,072
North Texas Tollway Authority System Revenue	4.000%	1/1/44	2,500	2,852
North Texas Tollway Authority System Revenue	5.000%	1/1/45	835	959
North Texas Tollway Authority System Revenue	5.000%	1/1/48	800	968
North Texas Tollway Authority System Revenue	5.000%	1/1/48	8,190	9,718
North Texas Tollway Authority System Revenue	4.250%	1/1/49	2,000	2,270

Northside TX Independent School District GO
PUT	2.750%	8/1/23	1,320	1,392
Port Authority of Houston TX GO	5.000%	10/1/39	4,415	4,523
Port of Houston Authority of Harris County
Texas Tax Revenue	5.000%	10/1/35	135	138
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project)	5.000%	3/15/23 (Prere.)	150	169
Richardson TX Independent School District GO	5.000%	2/15/25	1,385	1,660
Round Rock TX Independent School District GO	5.000%	8/1/25	7,310	8,910
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	3,000	3,000
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	2,000	2,000
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20 (ETM)	240	240
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	2,000	2,083
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	1,220	1,271
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	1,360	1,471
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	875	946
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	490	549
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	1,240	1,390
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/24	2,010	2,351
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/25	1,615	1,776
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/25	625	757
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/27	670	836
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/29	240	297
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/32	210	254
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/39	535	606
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/43	115	128
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/44	190	214
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/47	5,270	6,369
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/48	10,250	11,402
San Antonio TX Electric & Gas Systems
Revenue PUT	3.000%	12/1/20	1,000	1,016
San Antonio TX GO	5.000%	2/1/20	635	635
San Antonio TX Independent School District GO	5.000%	2/15/24	540	628
San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,317
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/33	150	159

San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/34	70	74
San Antonio TX Water Revenue	5.000%	5/15/26	705	795
San Antonio TX Water Revenue	5.000%	5/15/33	575	710
San Antonio TX Water Revenue	5.000%	5/15/34	8,000	9,857
San Jacinto TX Community College District GO	4.000%	2/15/41	2,120	2,377
San Jacinto TX Community College District GO	5.000%	2/15/44	4,255	5,284
Socorro TX Independent School District GO	5.000%	8/15/21 (Prere.)	1,075	1,142
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	5,640	6,108
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/52	1,955	2,097
Texas GO	5.000%	4/1/20	415	418
Texas GO	4.000%	8/27/20	7,000	7,121
Texas GO	5.000%	10/1/20	600	616
Texas GO	5.000%	4/1/21	200	210
Texas GO	5.000%	10/1/22	610	677
Texas GO	5.000%	10/1/22	6,000	6,408
Texas GO	5.000%	10/1/25	2,010	2,351
Texas GO	5.000%	10/1/26	125	146
Texas GO	5.000%	4/1/27	210	244
Texas GO	5.000%	10/1/27	360	425
Texas GO	5.000%	10/1/27	1,225	1,487
Texas GO	5.000%	10/1/28	140	162
Texas GO	5.000%	10/1/29	340	434
Texas GO	4.000%	10/1/31	425	471
Texas GO	5.000%	10/1/31	510	645
Texas GO	5.000%	10/1/44	11,520	13,375
Texas Municipal Power Agency Revenue	5.000%	9/1/40	215	220
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	7,910	8,088
Texas Private Activity Surface Transportation
Corp. Revenue (LBJ Infrastructure Group)	7.000%	6/30/34	255	261
Texas State University System Financing
System Revenue	5.000%	3/15/20	170	171
Texas State University System Financing
System Revenue	5.000%	3/15/21	210	219
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,535	1,939
Texas Transportation Commission GO	5.000%	10/1/20	260	267
Texas Transportation Commission GO	5.000%	10/1/21	600	641
Texas Transportation Commission GO	5.000%	4/1/22	1,605	1,748
Texas Transportation Commission GO	5.000%	4/1/23	785	886
Texas Transportation Commission GO	5.000%	10/1/23	1,520	1,746
Texas Transportation Commission GO	5.000%	4/1/24	3,000	3,504
Texas Transportation Commission GO	5.000%	10/1/24	2,055	2,441
Texas Transportation Commission GO	5.000%	10/1/25	755	898
Texas Transportation Commission GO	5.000%	4/1/26	2,225	2,598
Texas Transportation Commission GO	5.000%	4/1/26	640	696
Texas Transportation Commission GO	5.000%	10/1/26	825	1,006
Texas Transportation Commission GO	5.000%	4/1/28	2,260	2,623
Texas Transportation Commission GO	5.000%	4/1/29	200	233
Texas Transportation Commission GO	5.000%	10/1/29	780	952
Texas Transportation Commission GO	5.000%	10/1/30	2,495	2,944
Texas Transportation Commission GO	5.000%	4/1/31	300	348
Texas Transportation Commission GO	5.000%	10/1/31	6,850	8,316
Texas Transportation Commission GO	5.000%	10/1/32	2,000	2,526

Texas Transportation Commission GO	5.000%	10/1/33	805	1,014
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/23	225	258
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/28	2,790	3,378
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34	160	201
Texas Transportation Commission Revenue	5.000%	4/1/20	4,480	4,509
Texas Transportation Commission Revenue	5.000%	10/1/20	500	514
Texas Transportation Commission Revenue	5.000%	4/1/21	2,210	2,315
Texas Transportation Commission Revenue	5.000%	10/1/21	1,960	2,093
Texas Transportation Commission Revenue	5.000%	10/1/21	3,460	3,695
Texas Transportation Commission Revenue	5.000%	4/1/22	3,630	3,949
Texas Transportation Commission Revenue	5.000%	10/1/22	1,620	1,795
Texas Transportation Commission Revenue	5.000%	4/1/23	3,000	3,382
Texas Transportation Commission Revenue	5.000%	4/1/24	1,790	2,088
Texas Transportation Commission Revenue	5.000%	10/1/24	165	196
Texas Transportation Commission Revenue	5.000%	10/1/24	140	166
Texas Transportation Commission Revenue	5.000%	4/1/25	270	316
Texas Transportation Commission Revenue	5.000%	10/1/25	2,420	2,961
Texas Transportation Commission Revenue	5.000%	10/1/25	485	593
Texas Transportation Commission Revenue	5.000%	10/1/26	875	1,097
Texas Transportation Commission Revenue	5.000%	10/1/30	1,000	1,249
Texas Transportation Commission Revenue	5.000%	4/1/34	100	115
Texas Transportation Commission Revenue	5.000%	8/15/41	1,033	1,118
Texas Transportation Commission Revenue	0.000%	8/1/49	5,750	1,567
Texas Transportation Commission Revenue	0.000%	8/1/50	585	150
Texas Transportation Commission Revenue	0.000%	8/1/51	5,195	1,253
Texas Transportation Commission Revenue	0.000%	8/1/52	5,000	1,137
Texas Transportation Commission Revenue	0.000%	8/1/53	500	108
Texas Transportation Commission Revenue	5.000%	8/1/57	2,000	2,371
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	425	491
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	615	709
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	1,575	1,815
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	2,930	3,386
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	780	895
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	6,400	7,309
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	2,585	2,601
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	95	92
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/36	725	386
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/37	3,630	1,842
Texas Water Development Board Revenue	5.000%	4/15/25	115	139
Texas Water Development Board Revenue	5.000%	10/15/29	680	829
Texas Water Development Board Revenue	5.000%	10/15/30	195	237
Texas Water Development Board Revenue	5.000%	10/15/31	535	649
Texas Water Development Board Revenue	4.000%	10/15/33	1,000	1,180
Texas Water Development Board Revenue	4.000%	10/15/33	1,000	1,190

Texas Water Development Board Revenue	4.000%	10/15/34	1,985	2,337
Texas Water Development Board Revenue	4.000%	10/15/34	1,500	1,781
Texas Water Development Board Revenue	4.000%	10/15/35	4,135	4,897
Texas Water Development Board Revenue	4.000%	10/15/36	2,000	2,362
Texas Water Development Board Revenue	5.000%	10/15/40	4,385	5,258
Texas Water Development Board Revenue	5.000%	10/15/43	6,600	8,213
Texas Water Development Board Revenue	5.000%	10/15/45	440	524
Texas Water Development Board Revenue	5.000%	10/15/47	5,000	6,135
Texas Water Development Board Revenue	5.000%	4/15/49	6,000	7,490
Texas Water Development Board Revenue	4.000%	10/15/49	3,000	3,464
University of Houston Texas Revenue	4.000%	2/15/24	2,245	2,516
University of Houston Texas Revenue	5.000%	2/15/29	2,355	2,867
University of Houston Texas Revenue	5.000%	2/15/36	4,540	5,432
University of Texas Permanent University Fund
Revenue	5.000%	7/1/24	825	970
University of Texas Permanent University Fund
Revenue	5.000%	7/1/27	2,100	2,466
University of Texas Permanent University Fund
Revenue	5.250%	7/1/30	410	565
University of Texas Permanent University Fund
Revenue	4.000%	7/1/41	1,280	1,431
University of Texas Permanent University Fund
Revenue	5.000%	7/1/41	300	336
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	110	112
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	155	165
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	710	755
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	4,110	4,537
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	6,280	7,186
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	140	160
University of Texas System Revenue Financing
System Revenue	5.375%	8/15/23	605	700
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	240	284
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	2,310	2,733
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	6,300	7,696
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	595	727
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	445	544
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	3,245	4,073
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	2,980	3,740
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/27	750	962
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/43	950	1,041
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/21 (Prere.)	795	844

West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/41 (15)	1,000	1,123
Ysleta TX Independent School District GO	4.000%	8/15/30	1,950	2,080
Ysleta TX Independent School District GO	5.000%	8/15/45	5,000	5,857
Ysleta TX Independent School District GO	5.000%	8/15/47	1,550	1,847
				817,582
Utah (0.4%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/21	9,320	9,859
University of Utah Revenue	5.000%	8/1/23 (Prere.)	95	108
University of Utah Revenue	5.000%	8/1/23 (Prere.)	565	645
University of Utah Revenue	5.000%	8/1/32	40	45
University of Utah Revenue	4.000%	8/1/33	400	464
Utah GO	5.000%	7/1/20	1,400	1,424
Utah GO	5.000%	7/1/21 (Prere.)	250	265
Utah GO	5.000%	7/1/25	5,050	6,060
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25 (Prere.)	275	333
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	160	194
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	410	495
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	170	205
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	180	217
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	3,900	4,457
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	500	352
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	120	142
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	3,590	4,263
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	4,253
				33,781
Vermont (0.0%)
University of Vermont & State Agricultural
College GO	4.000%	10/1/40	100	110
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/41	200	229
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/46	200	227
				566
Virginia (1.5%)
Arlington County VA GO	5.000%	8/1/22	140	154
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	11/1/23	1,000	1,142
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	500	583
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	3,000	3,020
Fairfax County VA GO	5.000%	10/1/23	830	954
Fairfax County VA GO	4.000%	10/1/27	2,410	2,840
Fairfax County VA Public Improvement GO	5.000%	4/1/21	380	398
Fairfax County VA Public Improvement GO	5.000%	4/1/23	125	141
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	591
Fairfax VA GO	4.000%	1/15/22 (Prere.)	120	127
Hampton Roads VA Transportation
Accountability Commission Revenue	5.000%	7/1/48	2,685	3,288
Richmond VA GO	3.375%	3/1/41	1,450	1,566
Richmond VA Public Utility Revenue	5.000%	1/15/28	140	172

University of Virginia Revenue	5.000%	8/1/21	1,200	1,274
University of Virginia Revenue	5.000%	6/1/23 (Prere.)	400	454
University of Virginia Revenue	5.000%	4/1/44	5,000	6,159
University of Virginia Revenue	5.000%	9/1/49	8,595	10,954
Virginia Beach VA GO	3.000%	7/15/33	4,780	5,204
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25 (Prere.)	3,610	4,339
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/28	1,295	1,500
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/29	2,875	3,693
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/31	4,370	5,455
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/31	1,550	1,974
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/34	1,360	1,480
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/35	295	314
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/36	5,000	5,384
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/36	2,000	2,302
Virginia Commonwealth Transportation Board
Revenue	4.500%	5/15/21 (Prere.)	335	351
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	50	53
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	100	105
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	250	283
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/23	410	470
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	1,375	1,727
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	560	714
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/28	200	257
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/29	1,690	2,165
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	700	776
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/31	1,030	1,278
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	380	404

Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/34	2,520	2,953
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	250	292
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/36	250	290
Virginia Commonwealth Transportation Board
Revenue	3.250%	5/15/43	4,000	4,254
Virginia GO	5.000%	6/1/27	180	218
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	2,250	2,659
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24 (4)	2,325	2,654
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	5,240	6,396
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/27	2,130	2,741
Virginia Public School Authority Revenue	5.000%	8/1/22	445	490
Virginia Public School Authority Revenue	5.000%	8/1/22	90	99
Virginia Public School Authority Revenue	5.000%	8/1/23	830	915
Virginia Public School Authority Revenue	5.000%	8/1/25	545	664
Virginia Public School Authority Revenue	5.000%	8/1/26	310	377
Virginia Public School Authority Revenue	5.000%	8/1/27	520	634
Virginia Public School Authority Revenue	5.000%	8/1/30	4,485	5,976
Virginia Public School Authority School
Financing Revenue	5.000%	8/1/20	3,310	3,377
Virginia Resources Authority Infrastructure
Revenue	5.000%	11/1/31	1,455	1,952
Virginia Resources Authority Infrastructure
Revenue	5.000%	11/1/32	1,635	2,181
Virginia Resources Authority Infrastructure
Revenue	5.000%	11/1/33	1,395	1,853
				115,020
Washington (3.0%)
Central Puget Sound WA Region Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/35	1,125	1,354
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	1,360	1,653
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	5,785	7,025
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	215	258
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	1,400	1,652
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/46	1,720	2,633
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/21	1,165	1,232
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/25	710	863
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	1,600	2,038
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	1,100	1,119
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	175	178

Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/21	400	423
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/21	1,425	1,507
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	1,050	1,153
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	260	304
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	5,855	5,950
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	375	441
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	100	122
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	4,280	4,523
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	570	729
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	1,405	1,648
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	865	879
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	1,675	2,133
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	530	657
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/23	5,000	5,687
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/26	1,045	1,268
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/26	1,085	1,355
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	1,835	2,285
King County WA GO	4.000%	7/1/30	5,725	6,749
King County WA School District No. 411 GO	4.000%	12/1/31	2,175	2,514
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	95	97
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	30	31
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	35	36
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	30	31
King County WA Sewer Revenue	4.000%	7/1/33	415	475
King County WA Sewer Revenue	5.000%	7/1/39	3,525	3,937
King County WA Sewer Revenue	5.000%	1/1/52	405	430
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/23	4,050	4,607
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	2,990	3,273
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	1,025	1,085
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/33	250	312
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/39	1,000	1,187
Pierce County WA Sewer Revenue	4.000%	8/1/42	55	58
Port of Seattle WA Revenue	5.000%	2/1/30	610	739
Port of Seattle WA Revenue	5.000%	8/1/30	6,060	6,631
Port of Seattle WA Revenue	5.000%	8/1/31	5,130	5,612

Port of Seattle WA Revenue	5.000%	6/1/40	700	708
Port of Tacoma WA GO	5.000%	12/1/27	2,000	2,517
Seattle WA GO	4.000%	10/1/27	1,230	1,343
Seattle WA GO	4.000%	12/1/27	1,430	1,567
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20 (Prere.)	15	15
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	835	835
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21 (Prere.)	270	282
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	75	75
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/25	3,000	3,604
Seattle WA Municipal Light & Power Revenue	4.000%	9/1/47	500	558
Seattle WA Water System Revenue	4.000%	7/1/47	750	841
Spokane WA GO	4.000%	12/1/31	1,475	1,742
Tacoma WA Electric System Revenue	5.000%	1/1/38	4,315	4,826
University of Washington Biomedical Research
Properties Lease Revenue	4.000%	1/1/48	255	277
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	465	473
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25	125	127
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/25	420	461
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	3,370	4,015
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	237
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/31	1,750	2,016
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	585	664
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	3,385	3,568
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/21	125	133
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	1,305	1,441
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	540	597
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/23	1,755	1,938
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/24	665	733
Washington GO	4.000%	2/1/20 (Prere.)	250	250
Washington GO	5.000%	7/1/20	1,360	1,383
Washington GO	5.000%	7/1/20	500	509
Washington GO	5.000%	7/1/20	400	407
Washington GO	5.000%	7/1/20	110	112
Washington GO	5.000%	8/1/20 (Prere.)	1,025	1,046
Washington GO	5.000%	1/1/21	150	156
Washington GO	5.250%	2/1/21 (Prere.)	700	730
Washington GO	5.000%	7/1/21	280	296
Washington GO	5.000%	7/1/21	300	318
Washington GO	5.000%	8/1/21	780	828
Washington GO	5.000%	7/1/22	220	233
Washington GO	5.000%	7/1/22	100	110
Washington GO	5.000%	8/1/22	5,500	6,063
Washington GO	5.000%	7/1/23	585	666
Washington GO	5.000%	7/1/23	1,505	1,652
Washington GO	5.000%	7/1/23	1,350	1,537
Washington GO	5.000%	7/1/23	245	279
Washington GO	5.000%	8/1/23	280	320
Washington GO	5.000%	7/1/24	135	148
Washington GO	5.000%	7/1/24	125	147
Washington GO	5.000%	7/1/24	645	760
Washington GO	5.000%	7/1/24	475	560
Washington GO	4.000%	7/1/25	1,455	1,564

Washington GO	5.000%	7/1/25	320	390
Washington GO	5.000%	7/1/25	135	154
Washington GO	5.000%	7/1/25	455	500
Washington GO	5.000%	7/1/25	210	252
Washington GO	5.000%	8/1/25	200	244
Washington GO	4.000%	7/1/26	475	481
Washington GO	4.000%	7/1/26	2,660	3,010
Washington GO	5.000%	7/1/26	205	253
Washington GO	4.000%	7/1/27	4,170	4,463
Washington GO	5.000%	7/1/28	615	754
Washington GO	5.000%	7/1/28	205	244
Washington GO	3.000%	7/1/29	275	287
Washington GO	5.000%	7/1/30	10,930	12,952
Washington GO	5.000%	8/1/30	75	85
Washington GO	5.000%	8/1/30	2,010	2,485
Washington GO	5.000%	7/1/31	2,000	2,366
Washington GO	5.000%	7/1/31	600	710
Washington GO	5.000%	8/1/31	970	1,099
Washington GO	5.000%	8/1/31	410	506
Washington GO	5.000%	7/1/32	255	308
Washington GO	5.000%	7/1/32	2,795	3,301
Washington GO	5.000%	8/1/32	2,000	2,404
Washington GO	5.000%	7/1/33	300	354
Washington GO	5.000%	7/1/33	1,640	1,981
Washington GO	5.000%	8/1/33	100	120
Washington GO	5.000%	8/1/34	165	187
Washington GO	5.000%	8/1/35	1,430	1,511
Washington GO	5.000%	8/1/35	5,000	6,239
Washington GO	5.000%	8/1/36	1,125	1,343
Washington GO	5.000%	8/1/37	480	585
Washington GO	5.000%	8/1/37	3,520	4,193
Washington GO	5.000%	2/1/38	1,000	1,143
Washington GO	5.000%	6/1/38	1,000	1,237
Washington GO	5.000%	8/1/38	200	225
Washington GO	5.000%	6/1/39	1,000	1,233
Washington GO	5.000%	8/1/39	500	609
Washington GO	5.000%	8/1/39	3,070	3,643
Washington GO	5.000%	6/1/40	1,000	1,230
Washington GO	5.000%	8/1/40	675	800
Washington GO	5.000%	8/1/40	7,410	9,009
Washington GO	5.000%	6/1/41	1,000	1,227
Washington GO	5.000%	2/1/42	1,000	1,234
Washington State Convention Center Revenue	5.000%	7/1/48	2,500	3,038
Washington State Convention Center Revenue	5.000%	7/1/48	7,125	8,537
Washington State Convention Center Revenue	5.000%	7/1/58	1,425	1,712
Washington State Convention Center Revenue	5.000%	7/1/58	970	1,161
Washington State University General Revenue	5.000%	4/1/40	165	191
				234,530
West Virginia (0.1%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	160	162
West Virginia GO	5.000%	12/1/41	1,000	1,243
West Virginia GO	4.000%	12/1/42	1,230	1,411
West Virginia University Revenue	5.000%	10/1/35	1,000	1,094
West Virginia University Revenue	5.000%	10/1/36	2,825	2,997
				6,907

Wisconsin (1.2%)
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/29	480	590
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/35	875	1,055
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/41	245	290
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/46	620	721
West De Pere WI School District GO	3.000%	4/1/32	2,885	3,122
Wisconsin Center District Tax revenue	5.250%	12/15/27 (4)	210	255
Wisconsin GO	5.000%	5/1/20	100	101
Wisconsin GO	5.000%	11/1/20	2,325	2,397
Wisconsin GO	5.000%	11/1/20	680	701
Wisconsin GO	5.000%	11/1/20	3,000	3,092
Wisconsin GO	5.000%	5/1/21	160	168
Wisconsin GO	5.000%	11/1/21	100	107
Wisconsin GO	5.000%	5/1/22 (Prere.)	1,680	1,835
Wisconsin GO	5.000%	5/1/22 (Prere.)	90	98
Wisconsin GO	5.000%	5/1/22	6,660	7,269
Wisconsin GO	5.000%	11/1/22	250	268
Wisconsin GO	5.000%	5/1/23 (Prere.)	520	588
Wisconsin GO	5.000%	11/1/23	205	236
Wisconsin GO	5.000%	11/1/23	3,075	3,423
Wisconsin GO	5.000%	5/1/24	2,685	3,042
Wisconsin GO	5.000%	11/1/24	1,185	1,410
Wisconsin GO	5.000%	5/1/25	8,375	9,992
Wisconsin GO	5.000%	11/1/25	1,410	1,732
Wisconsin GO	5.000%	5/1/26	75	89
Wisconsin GO	5.000%	11/1/26	5,000	6,309
Wisconsin GO	5.000%	11/1/26	105	132
Wisconsin GO	5.000%	5/1/27	1,330	1,578
Wisconsin GO	5.000%	5/1/28	4,250	5,032
Wisconsin GO	5.000%	11/1/28	2,000	2,477
Wisconsin GO	5.000%	5/1/29	1,000	1,125
Wisconsin GO	5.000%	11/1/29	1,345	1,661
Wisconsin GO	5.000%	11/1/32	3,725	4,671
Wisconsin GO	5.000%	5/1/33	1,750	2,021
Wisconsin GO	5.000%	5/1/34	975	1,160
Wisconsin GO	4.000%	11/1/34	1,000	1,169
Wisconsin GO	5.000%	5/1/38	3,810	4,524
Wisconsin GO	5.000%	5/1/39	6,000	7,411
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	4.000%	12/1/46	300	330
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/37	670	752
Wisconsin Transportation Revenue	5.000%	7/1/22	140	154
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	780	857

Wisconsin Transportation Revenue	5.000%	7/1/28	2,795	3,560
Wisconsin Transportation Revenue	5.000%	7/1/29	500	586
Wisconsin Transportation Revenue	5.000%	7/1/30	1,900	2,217
Wisconsin Transportation Revenue	5.000%	7/1/33	1,025	1,191
				91,498
Total Tax-Exempt Municipal Bonds (Cost $7,258,858)				7,605,737
			Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
3 Vanguard Municipal Cash Management Fund
(Cost $51,715)	0.936%		517,124	51,723
Total Investments (99.3%) (Cost $7,310,573)				7,657,460
Other Assets and Liabilities-Net (0.7%)				53,163
Net Assets (100%)				7,710,623

1 Step bond.
2 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR – Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

Tax-Exempt Bond Index Fund

(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Tax-Exempt Bond Index Fund

The following table summarizes the market value of the fund's investments as of January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,605,737	—
Temporary Cash Investments	51,723	—	—
Total	51,723	7,605,737	—